As filed with the Securities and Exchange Commission on April 24, 2013.

Registration Nos. 333-119611 and 811-6466

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57	☒

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 333-6524

Name and Address of Agent for Service: Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485 (date)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485 (date)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

ML of New York Variable Annuity

Separate Account A (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company of

New York

Home Office: 440 Mamaroneck Avenue

Harrison, New York 10528

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 333-6524

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2013 Merrill Lynch Investor Choice Annuity® (Investor Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company of New York (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:
▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this contract invest in underlying funds (“Funds”) of the Portfolio companies listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AllianceBernstein Variable Products Series Fund, Inc.

American Funds Insurance Series®

BlackRock Variable Series Funds, Inc.

Davis Variable Account Fund, Inc.

Dreyfus Variable Investment Fund

Eaton Vance Variable Trust

Federated Insurance Series

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

Pioneer Variable Contracts Trust

Transamerica Series Trust

Wanger Advisors Trust

For a complete list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this Contract and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the Contract, we will send you the current Fund prospectuses or summary prospectuses. You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

This Contract is not available to be purchased as a qualified contract or through a tax-deferred plan.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2013 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the Contract may vary over time and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, and/or refer to your Contract.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•

accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 90th birthday.

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annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

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contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.

•	Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code (“IRC”).
•	maturity date: The latest possible annuity date.

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monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

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net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

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quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

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service center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.

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surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes[1]	0% -3.5%
Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

	Maximum	Current
Transfer Fee[2]	$30	$25

[1]	New York does not currently impose a premium tax on annuity contracts.

[2]	There is no charge for the first 12 transfers in a contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.25%	1.45%	1.60%	1.65%
Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Subaccount	1.20%	1.40%	1.55%	1.60%
Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen - Enterprise, Templeton Foreign Securities, Templeton Growth Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.15%	1.35%	1.50%	1.55%
Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.40%	1.60%	1.75%	1.80%

	Maximum	Current
Other Charges
Annual Contract Fee[3]	$75	$50
Annual Charge for Optional Riders[4]
Return of Premium GMDB[5]	0.40%	0.15%
Maximum Anniversary Value GMDB[5]	0.65%	0.25%
GMIB[6]	0.90%	0.50%
GMWB[7]	1.50%	0.75%

[3]

The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[4]

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[5]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[6]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[7]

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2012 before any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[8]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses)	0.48%	2.37%

[8]

The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Maximum Anniversary Value Charge, the current GMWB Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1116	$1910	$2706	$4888
(b)	$942	$1393	$1851	$3267

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$485	$1458	$2433	$4888
(b)	$298	$911	$1551	$3267

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1045	$1874	$2522	$5041
(b)	$869	$1353	$1648	$3455

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$505	$1514	$2522	$5041
(b)	$318	$971	$1648	$3455

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$699	$1556	$2589	$5159
(b)	$516	$1015	$1721	$3593

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$519	$1556	$2589	$5159
(b)	$333	$1015	$1721	$3593

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1244	$2200	$3151	$5198
(b)	$1071	$1695	$2336	$3639

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$524	$1570	$2611	$5198
(b)	$338	$1030	$1745	$3639

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

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Tax-Deferred Accumulation. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:

➢	you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit (“GMWB”),

➢	we make annuity payments to you,

➢	or we pay the death benefit.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

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Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

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Death Benefit. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owner, or the annuitant if the owner is a non-natural person) dies before the annuity date.

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Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

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The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

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Tax-Deferred Plans. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

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Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

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Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

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The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%).

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment and an asset-based insurance charge that varies by subaccount and currently ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment and an asset-based insurance charge that varies by subaccount and currently ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%).

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

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Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

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Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company of New York, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

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Maximum Premium. We may refuse to accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.

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Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or older co-owner’s or annuitant’s, if the owner is a non-natural person) 81st birthday for XC Class Contracts, 83rd birthday for B Class Contracts and 85th birthday for L and C Class Contracts.

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Automatic Investment Feature. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch, Pierce, Fenner & Smith, Inc. (“MLPF&S”) brokerage account. For more information, see “Automatic Investment Feature.”

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value.

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Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

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Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

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Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

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Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

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Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

➢	You must request at least $40.
➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected the optional GMWB or Guaranteed Minimum Income Benefit (“GMIB”) rider.)

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

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Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

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Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.

Death Benefits

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Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. If any owner (annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options:

➢	Return of Premium
➢	Maximum Anniversary Value

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

You can find more detailed information about the standard death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under “Death Benefit.”

The payment of a death benefit may have tax consequences (see “Tax Information”).

Also, any death benefit applicable under a GMDB option during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

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You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Tax Information”).

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If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the GMIB for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

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Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

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Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

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Contract Fee. If the greater of account value (less uncollected charges), or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

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Transfer Fee You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

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Rider Charges. If you elect the GMDB, GMIB, or GMWB, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

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Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%. New York does not currently impose a premium tax on annuity contracts.

•	Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

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Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Ten Day Right to Review (“Free Look”)

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When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

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To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will refund your account value less bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

Replacement of Contracts

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It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract.

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You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Transamerica Advisors Life Insurance Company of New York and the Separate Account

Transamerica Advisors Life Insurance Company of New York

Transamerica Advisors Life Insurance Company of New York was incorporated under the laws of the State of New York on November 28, 1973. It is engaged in the sale of life insurance and annuity products. On December 28, 2007, the Company became an indirect wholly owned subsidiary of AEGON USA, Inc., now AEGON USA, LLC (“AEGON USA”). AEGON USA is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, the Company was known as ML Life Insurance Company of New York. The Company was formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

The Separate Account

The ML of New York Variable Annuity Separate Account A (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 14, 1991. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
	•	We own all of the assets in the Separate Account.
	•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
	•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
	•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
	•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	•	Subaccounts may be added or closed in the future.

Performance of Similar Funds	•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
	•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of Transamerica Advisors Life Insurance Company (an indirect wholly owned subsidiary of AEGON USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The Funds available under the Contract are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

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Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

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Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.35% annually.

The combined percentages we receive with regard to each Fund currently range from 0.00% to 0.55% annually. Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Series Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds’ shares in connection with the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. You may also designate an annuitant. See “Spousal Beneficiary Continuation Option.”

Changing the Annuitant	•	At any time prior to the annuity date, except when an owner is a non-natural person, you may change the annuitant subject to certain requirements and limitations.
	•	If you change the annuitant, the new annuitant must not have been older than 80 years old on the contract date (age 75 if you elected the GMIB).
	•	A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
	•	If you don’t select an annuitant, you are the annuitant.
	•	If you elected the GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
	•	If you elected the GMWB, you (and your spouse, if the Contract is co-owned) must be the annuitant (or joint annuitants, as applicable).
	•	If you elected the GMWB or GMIB there are certain restrictions on changing the annuitant. See “Guaranteed Minimum Withdrawal Benefit” or “Guaranteed Minimum Income Benefit.”

Changing the Owner	•	Upon written request, you may designate a new owner subject to certain requirements and limitations.
	•	If you change the owner, the new owner must not have been older than 80 years old on the contract date.
	•	A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
	•	If a beneficiary is not named, then the estate becomes the beneficiary.
	•	We are not responsible for the tax consequences of any change in ownership.
	•	If you elected the GMDB, GMIB, or GMWB riders, a change in owner may cause the GMDB, GMIB, or GMWB riders to be limited or terminate.

Co-owners of the Contract	•	The Contract may be owned by co-owners, limited to two natural persons.
	•	Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
	•	Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.
	•	Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable.
	•	Co-owner spouses must each be designated as beneficiary for the other.
	•	If you elected the GMWB, owners also must be annuitants.

•	If you elected the GMWB, co-owners must also be spouses. Each spouse must name the other as sole primary beneficiary to continue the rider upon the death of the first spouse to die.

Continuing the Contract	•	If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the Contract and Payments Under the Contract	•	Assignments will be subject to any payments made and any actions we take before a signed copy of the assignment is received at our Service Center.
	•	We are not responsible for determining whether an assignment is valid or for the tax consequences of any assignment.
	•	No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner’s written consent.

Issuing the Contract

Issue Age. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date. If you elect the GMIB, no annuitant can be more than 75 years old when we issue the Contract. If you elected the GMWB, no annuitant can be more than 80 years old when we issue the Contract.

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application, or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Ten Day Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will then refund your account value (less any bonus amounts) as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

B Class	The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%)

L Class	The L Class reduces the period of time that a surrender charge applies on withdrawals, but imposes a higher asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%)

C Class	The C Class imposes a surrender charge on withdrawals for only one year after each premium payment, but imposes a higher asset-based insurance charge than the B Class and L Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge that varies by subaccount and currently ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%)

XC Class	The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%)

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Ten Day Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount, if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or upon the death of the first owner to die, if the Contract has co-owners, or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse is eligible and elects to continue the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization. We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request or for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges, and higher surrender charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is a non-natural person) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts. Restrictions on subsequent premiums also apply if you elected the GMWB (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus).

The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

How to Make Payments. You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Automatic Investment Feature. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elected the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Yield V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I. Subaccount and 66 2/3% to the BlackRock Large Cap Core V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•     We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•     Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•     For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

•     For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•     To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•    We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•     Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•    The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•     The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Policies. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
•	limiting the dollar amount or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging Program

What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them in accordance with your allocation instructions to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program or the Rebalancing Program or if you elected GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees (see “Guaranteed Minimum Withdrawal Benefit”).

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing. On the last day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. If the last day of the calendar quarter reflects a non-business day, your contract will be reallocated as of the close of the next business day. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program”). Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and

(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See “Tax Information.”)

Example. Assume that you paid an initial premium of $100,000 for a B Class Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected the GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program.   You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record . You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts.   Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus
•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less
•	any prior withdrawals from the Contract in that contract year.

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	• Any request to surrender the Contract must be in writing.
• The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.

•     We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender, which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected GMDB or GMWB Charge, minus any uncollected GMIB Charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)

•     We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

• Surrenders are subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax.

Surrender Charges by Class	• B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
• L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
• C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
• XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks;
•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole primary beneficiary is the deceased annuitant’s surviving spouse, he or she, if eligible, may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit.   The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) Generally, if any owner (or the annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options.   For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 75 or under on the contract date. If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.

The GMDB options are:

•	Return of Premium GMDB

•	Maximum Anniversary Value GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

GMDB Base – Return of Premium.   If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less	For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:
• “adjusted” withdrawals from the Contract.	(a) = GMDB Base and
(b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Maximum Anniversary Value.   If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base – Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 80th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 80th birthday or the anniversary value on or prior to any annuitant’s date of death.

If there is a change of owner and the GMDB continues, subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but it will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

Change of Owner. For Contracts with a GMDB option, any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

GMDB Limitation.   If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.

GMDB Charge.   We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option.”

Death Benefit Payment Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•     Option 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death.

In addition, for multiple beneficiaries, generally we will not pay any beneficiary his or her share of the death benefit until we receive due proof of death from all beneficiaries. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. (See “Other Information – Abandoned or Unclaimed Property”.)

If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds are taxable to the extent of gain. (See “Tax Information.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse, if eligible, may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

The right of a spouse, if eligible, to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If your spouse is over age 75 on the spousal continuation date, the GMDB option will end.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the BlackRock Money Market V.I. Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the BlackRock Money Market V.I. Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10  days following receipt of the completed request. The annual rate of interest will not be less than 3%.

Contract Changes

Changes to the Contract

•     Requests to change an owner, beneficiary, annuitant, or the annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, GMIB or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum.

The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. The Contract provides for gender-based annuity purchase rates when life annuity options are chosen.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

Death of Owner During the Annuity Period. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity *	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if there is no surviving owner) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer an optional Guaranteed Minimum Income Benefit (“GMIB”) for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. The fees collected for this benefit will not be refunded even if you do not annuitize under the GMIB rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect the GMWB.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

For an example of the GMIB, see Appendix D.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

Important Information About the GMIB Rider:

•    We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•    There is a 10-year waiting period before you can annuitize under the GMIB rider.

•    You must elect the GMIB rider at issue.

•    Once you elect the GMIB rider, you cannot cancel it.

•    You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•    If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

  (a) = GMIB MAV Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant’s 80th birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”) The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

•

subsequent premiums allocated to an account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMIB Roll-Up Base A and

  (b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Roll-Up Base B:   GMIB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•

subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMIB Roll-Up Base B and

  (b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.   The 20th contract anniversary;

2.   The contract anniversary on or following the oldest annuitant’s 80th birthday; or

3.   The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% and no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are listed in Appendix F.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix D.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract and/or that you may live substantially longer than expected and outlive your account value, we offer an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider for an additional charge. If you elected the GMWB during your lifetime, you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your co-owner’s life, if there are co-owners), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect the GMIB.

You should not elect the GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.

What is the GMWB?

The GMWB is an optional rider that permits you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second owner’s death if there are co-owners). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•   If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•   If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•   We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your co-owner, if applicable) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•   We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your co-owner’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•   You and your co-owner (if applicable) must be at least 60 and not more than 80 years old when you elected the GMWB rider.

•   If you elected the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

Important Information About the GMWB Rider:

•   For both new and existing Contracts, you may elect either the GMWB or the GMIB, but not both optional benefits.

•   Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•   We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•   If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-

owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

•   If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your benefit base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the GMWB Base will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

Age Band of (Younger) Owner When First Withdrawal is Taken on or After the GMWB Effective Date	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

Once you have elected the rider, if you change the contract owner or add a co-owner, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) owner’s age band at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse as a co-owner, age 66, on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

Prior to your first withdrawal (for up to 10 years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. (See “GMWB MAV Base” for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the first withdrawal. The GMWB Base will be reset to equal your contract value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments and you will lose the potential for increases through annual step-ups. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base. GMWB MAV Base: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and
(b) is the sum of all additional premiums since the last contract anniversary.

As long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date.
No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.
(3) On and After the First	If you have not exceeded the Guaranteed Lifetime Amount during a

Withdrawal	contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/account value, where both the GMWB Base and the account value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the excess withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up	On each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value. The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits — Surrender Charge” and “Charges, Deductions, and Credits — How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•  full surrender;

•  a withdrawal that reduces the GMWB Base to zero;

•  annuitization (under the Contract);

•	death of second owner if there were co-owners and the contract was continued by the surviving spouse, if eligible, under the spousal beneficiary continuation option;

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	change of owner resulting in termination of the rider, as discussed in “Change of Owner/Annuitant” below;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract — Inactive Contracts” later in this Prospectus.)

What if my Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•    We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•    We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•    We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix E.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix F.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•   You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•   Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•   You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•   You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•   If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•   Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

For contract owners who purchased the contract on or after April 13, 2009:

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative,

•	Moderate, or

•	Moderately Aggressive,

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Owner/Annuitant

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

(1)	a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMDB Effective Date; or

(2)	a spouse of a current owner is removed as an owner; or

(3)	as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or

(4)	an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option.

Spousal Continuation

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we currently reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

You must designate your “surviving spouse” (as defined under Federal law) as the primary beneficiary in order for the surviving spouse, if eligible, to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the co-owners (or joint annuitants, if the Contract was owned by a non-natural person) under the GMWB rider if such co-owners (or joint annuitants) divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as co-owners (or joint annuitants) of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former spouse co-owners (or joint annuitants), any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal co-owners (or joint annuitants) to continue the rider and the Contract by becoming the sole owner (or sole annuitant). Please note, however, that we will continue to charge for the GMWB rider. Upon the death of the sole owner (or sole annuitant), the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole owner (or sole annuitant) of the Contract, we will continue to treat both former spouses who were co-owners or joint annuitants as the owners of (or annuitants under) the Contract. Please note, however, that we will terminate the rider upon the death of the first co-owner (or joint annuitant) to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the GMWB Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the owner(s)/annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant or (joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing the benefit. (See “Charges, Deductions, and Credits — GMWB Charge”).

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 36 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $5,000; and

3)	The account value (less uncollected charges) is less than $5,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. The current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. The current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. The current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. The current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the “Fee Table.”)

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Total Return V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the BlackRock Total Return V.I. Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:	• We deduct this fee from your account value on each Contract anniversary before the annuity date.
• We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
• We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentages, but it will never exceed the maximum GMDB charge percentages. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

GMIB Charge

If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

Changes in Contract Charges or Fees. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes. Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Tax Information

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the contract during each taxable year.

You will generally not be taxed on increases in the value of your contract, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the contract.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Contract

Diversification Requirements. In order for a nonqualified variable contract which is based on a segregated asset account to qualify as an annuity contract under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable contract would not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a contract vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity starting date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified contract, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the contract qualifies as an annuity contract for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser. A contract owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your contract.

Different Individual Owner and Annuitant

If the owner and annuitant on the contract are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the contract if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your contract to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your contract and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your contract maintains its status as an annuity contract for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity starting date by the total expected return under the contract (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Taxation of Surrenders and Partial Withdrawals-Nonqualified Contracts

When you surrender your contract, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the contract over the “investment in the contract.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a contract are subject to tax at ordinary rather than capital gain tax rates.

If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits

For contracts with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser with any questions.

Aggregation

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner (contractholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple contracts from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your contracts.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Revenue Procedure 2011-38 significantly ease the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a contract and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the contract.

Withholding

The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Optional Benefit Riders

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, GMIB and GMWB riders, are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts, if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/MerrillLynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers;

(2)	Premium allocation instructions;

(3)	Withdrawals, other than full surrenders; and

(4)	Requests to change the annuity date.

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Material Conflicts

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents.

We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased Contract and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Transamerica Advisors Life Insurance Company of New York as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the ML of New York Variable Annuity Separate Account A as of December 31, 2012, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your policy prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund(1)
5/20/2005 to 12/31/2005	$10.81	$11.56	0
1/1/2006 to 12/31/2006	$11.56	$12.92	0
1/1/2007 to 12/31/2007	$12.92	$12.95	693.8
1/1/2008 to 12/31/2008	$12.95	$6.17	705.2
1/1/2009 to 12/31/2009	$6.17	$9.02	5,371.0
1/1/2010 to 12/31/2010	$9.02	$9.56	5,421.9
1/1/2011 to 12/31/2011	$9.56	$9.16	5,477.9
1/1/2012 to 12/31/2012	$9.16	$10.64	0.0

Invesco V.I. Mid Cap Core Equity Fund
5/20/2005 to 12/31/2005	$10.69	$11.46	0
1/1/2006 to 12/31/2006	$11.46	$12.59	0
1/1/2007 to 12/31/2007	$12.59	$13.62	566.4
1/1/2008 to 12/31/2008	$13.62	$9.62	500.4
1/1/2009 to 12/31/2009	$9.62	$12.36	12,198.9
1/1/2010 to 12/31/2010	$12.36	$13.94	2,044.8
1/1/2011 to 12/31/2011	$13.94	$12.89	2,060.3
1/1/2012 to 12/31/2012	$12.89	$14.12	495.5

AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.55	$10.47	1,879.0
1/1/2008 to 12/31/2008	$10.47	$4.84	2,436.3
1/1/2009 to 12/31/2009	$4.84	$6.44	2,324.0
1/1/2010 to 12/31/2010	$6.44	$6.65	2,490.4
1/1/2011 to 12/31/2011	$6.65	$5.30	2,749.7
1/1/2012 to 12/31/2012	$5.30	$6.00	2,855.7

AllianceBernstein VPS Small/Mid Cap Value
5/20/2005 to 12/31/2005	$10.79	$11.75	4,983.263
1/1/2006 to 12/31/2006	$11.75	$13.28	22,738.5381
1/1/2007 to 12/31/2007	$13.28	$13.33	7,488.2
1/1/2008 to 12/31/2008	$13.33	$8.48	8,682.1
1/1/2009 to 12/31/2009	$8.48	$11.97	2,190.3
1/1/2010 to 12/31/2010	$11.97	$15.00	2,152.4
1/1/2011 to 12/31/2011	$15.00	$13.57	7,359.8
1/1/2012 to 12/31/2012	$13.57	$15.92	7,297.8

AllianceBernstein VPS Value
5/20/2005 to 12/31/2005	$10.79	$11.40	0
1/1/2006 to 12/31/2006	$11.40	$13.66	0
1/1/2007 to 12/31/2007	$13.66	$12.96	907.3
1/1/2008 to 12/31/2008	$12.96	$7.57	971.7
1/1/2009 to 12/31/2009	$7.57	$9.06	976.2
1/1/2010 to 12/31/2010	$9.06	$10.00	1,620.7
1/1/2011 to 12/31/2011	$10.00	$9.53	1,623.0
1/1/2012 to 12/31/2012	$9.53	$10.90	1,535.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century VP Ultra
5/20/2005 to 12/31/2005	$10.50	$11.07	0
1/1/2006 to 12/31/2006	$11.07	$10.58	0
1/1/2007 to 12/31/2007	$10.58	$12.64	0.0
1/1/2008 to 12/31/2008	$12.64	$7.30	0.0
1/1/2009 to 12/31/2009	$7.30	$9.70	0.0
1/1/2010 to 12/31/2010	$9.70	$11.12	0.0
1/1/2011 to 12/31/2011	$11.12	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.49	0.0

AFIS Asset Allocation Fund
5/20/2005 to 12/31/2005	$10.39	$11.29	2,053.5695
1/1/2006 to 12/31/2006	$11.29	$12.77	12,969.0042
1/1/2007 to 12/31/2007	$12.77	$13.41	16,896.1
1/1/2008 to 12/31/2008	$13.41	$9.32	16,481.5
1/1/2009 to 12/31/2009	$9.32	$11.40	15,512.2
1/1/2010 to 12/31/2010	$11.40	$12.65	16,222.5
1/1/2011 to 12/31/2011	$12.65	$12.63	14,249.0
1/1/2012 to 12/31/2012	$12.63	$14.47	1,346.4

AFIS Bond Fund
5/20/2005 to 12/31/2005	$10.01	$10.19	6,131.4005
1/1/2006 to 12/31/2006	$10.19	$10.75	78,957.9495
1/1/2007 to 12/31/2007	$10.75	$10.95	85,872.7
1/1/2008 to 12/31/2008	$10.95	$9.79	66,132.7
1/1/2009 to 12/31/2009	$9.79	$10.87	51,093.9
1/1/2010 to 12/31/2010	$10.87	$11.41	29,320.4
1/1/2011 to 12/31/2011	$11.41	$11.94	18,056.2
1/1/2012 to 12/31/2012	$11.94	$12.41	4,694.4

AFIS Growth Fund
5/20/2005 to 12/31/2005	$10.94	$12.63	18,151.2329
1/1/2006 to 12/31/2006	$12.63	$13.73	85,796.1928
1/1/2007 to 12/31/2007	$13.73	$15.21	66,940.8
1/1/2008 to 12/31/2008	$15.21	$8.40	86,498.2
1/1/2009 to 12/31/2009	$8.40	$11.55	46,024.6
1/1/2010 to 12/31/2010	$11.55	$13.52	46,598.5
1/1/2011 to 12/31/2011	$13.52	$12.76	38,970.5
1/1/2012 to 12/31/2012	$12.76	$14.84	23,138.9

AFIS Growth-Income Fund
5/20/2005 to 12/31/2005	$10.56	$11.25	6,008.3266
1/1/2006 to 12/31/2006	$11.25	$12.78	34,593.2543
1/1/2007 to 12/31/2007	$12.78	$13.24	35,656.7
1/1/2008 to 12/31/2008	$13.24	$8.11	39,305.2
1/1/2009 to 12/31/2009	$8.11	$10.50	32,988.5
1/1/2010 to 12/31/2010	$10.50	$11.54	36,230.7
1/1/2011 to 12/31/2011	$11.54	$11.17	29,950.4
1/1/2012 to 12/31/2012	$11.17	$12.94	16,414.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS International Fund
5/20/2005 to 12/31/2005	$10.98	$13.45	10,331.5865
1/1/2006 to 12/31/2006	$13.45	$15.78	53,031.4519
1/1/2007 to 12/31/2007	$15.78	$18.68	64,247.8
1/1/2008 to 12/31/2008	$18.68	$10.66	72,719.2
1/1/2009 to 12/31/2009	$10.66	$15.04	73,274.2
1/1/2010 to 12/31/2010	$15.04	$15.91	79,469.5
1/1/2011 to 12/31/2011	$15.91	$13.50	73,368.1
1/1/2012 to 12/31/2012	$13.50	$15.69	60,299.5

BlackRock Basic Value V.I.
5/20/2005 to 12/31/2005	$10.43	$11.05	0
1/1/2006 to 12/31/2006	$11.05	$13.30	0
1/1/2007 to 12/31/2007	$13.30	$13.37	15,765.3
1/1/2008 to 12/31/2008	$13.37	$8.35	13,592.1
1/1/2009 to 12/31/2009	$8.35	$10.81	33,584.5
1/1/2010 to 12/31/2010	$10.81	$12.05	0.0
1/1/2011 to 12/31/2011	$12.05	$11.61	0.0
1/1/2012 to 12/31/2012	$11.61	$13.07	0.0

BlackRock Total Return V.I.
5/20/2005 to 12/31/2005	$10.14	$10.16	1,322.4426
1/1/2006 to 12/31/2006	$10.16	$10.48	1,401.8764
1/1/2007 to 12/31/2007	$10.48	$10.72	1,494.2
1/1/2008 to 12/31/2008	$10.72	$9.30	1,309.5
1/1/2009 to 12/31/2009	$9.30	$10.83	1,234.2
1/1/2010 to 12/31/2010	$10.83	$11.72	1,164.0
1/1/2011 to 12/31/2011	$11.72	$12.29	1,181.0
1/1/2012 to 12/31/2012	$12.29	$13.14	1,253.5

BlackRock Money Market V.I.
5/20/2005 to 12/31/2005	$10.04	$10.15	1,742.5828
1/1/2006 to 12/31/2006	$10.15	$10.48	4,648.6475
1/1/2007 to 12/31/2007	$10.48	$10.85	4,655.5
1/1/2008 to 12/31/2008	$10.85	$10.98	5,110.9
1/1/2009 to 12/31/2009	$10.98	$10.86	12,799.9
1/1/2010 to 12/31/2010	$10.86	$10.73	13,293.4
1/1/2011 to 12/31/2011	$10.73	$10.60	12,471.4
1/1/2012 to 12/31/2012	$10.60	$10.47	7,662.3

BlackRock Capital Appreciation V.I.
5/20/2005 to 12/31/2005	$10.62	$11.48	0
1/1/2006 to 12/31/2006	$11.48	$11.86	535.8507
1/1/2007 to 12/31/2007	$11.86	$13.94	29,409.9
1/1/2008 to 12/31/2008	$13.94	$8.42	39,628.7
1/1/2009 to 12/31/2009	$8.42	$11.31	40,685.2
1/1/2010 to 12/31/2010	$11.31	$13.35	49,595.0
1/1/2011 to 12/31/2011	$13.35	$12.02	55,606.3
1/1/2012 to 12/31/2012	$12.02	$13.51	52,297.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
5/20/2005 to 12/31/2005	$10.74	$11.91	4,044.054
1/1/2006 to 12/31/2006	$11.91	$13.70	7,624.4946
1/1/2007 to 12/31/2007	$13.70	$15.84	13,052.0
1/1/2008 to 12/31/2008	$15.84	$12.60	17,967.1
1/1/2009 to 12/31/2009	$12.60	$15.08	26,810.5
1/1/2010 to 12/31/2010	$15.08	$16.40	23,306.4
1/1/2011 to 12/31/2011	$16.40	$15.63	31,782.3
1/1/2012 to 12/31/2012	$15.63	$17.02	25,805.1

BlackRock U.S. Government Bond V.I.
5/20/2005 to 12/31/2005	$10.20	$10.26	0
1/1/2006 to 12/31/2006	$10.26	$10.53	0
1/1/2007 to 12/31/2007	$10.53	$10.82	847.8
1/1/2008 to 12/31/2008	$10.82	$11.51	525.8
1/1/2009 to 12/31/2009	$11.51	$11.17	664.0
1/1/2010 to 12/31/2010	$11.17	$12.00	642.3
1/1/2011 to 12/31/2011	$12.00	$12.60	631.8
1/1/2012 to 12/31/2012	$12.60	$12.74	646.5

BlackRock High Yield V.I.
5/20/2005 to 12/31/2005	$9.95	$10.44	0
1/1/2006 to 12/31/2006	$10.44	$11.29	0
1/1/2007 to 12/31/2007	$11.29	$11.41	0.0
1/1/2008 to 12/31/2008	$11.41	$7.98	0.0
1/1/2009 to 12/31/2009	$7.98	$12.35	0.0
1/1/2010 to 12/31/2010	$12.35	$14.07	6,330.1
1/1/2011 to 12/31/2011	$14.07	$14.36	5,860.9
1/1/2012 to 12/31/2012	$14.36	$16.40	6,922.3

BlackRock S&P 500 Index V.I.
5/20/2005 to 12/31/2005	$10.69	$11.23	0
1/1/2006 to 12/31/2006	$11.23	$12.81	0
1/1/2007 to 12/31/2007	$12.81	$13.33	5,006.9
1/1/2008 to 12/31/2008	$13.33	$8.27	5,623.9
1/1/2009 to 12/31/2009	$8.27	$10.30	4,336.1
1/1/2010 to 12/31/2010	$10.30	$11.67	3,858.5
1/1/2011 to 12/31/2011	$11.67	$11.72	3,270.6
1/1/2012 to 12/31/2012	$11.72	$13.38	605.0

BlackRock International V.I.
5/20/2005 to 12/31/2005	$11.19	$12.75	0
1/1/2006 to 12/31/2006	$12.75	$16.10	252.2592
1/1/2007 to 12/31/2007	$16.10	$17.55	249.3
1/1/2008 to 12/31/2008	$17.55	$9.96	306.1
1/1/2009 to 12/31/2009	$9.96	$12.79	301.5
1/1/2010 to 12/31/2010	$12.79	$13.46	305.4
1/1/2011 to 12/31/2011	$13.46	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$13.04	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core V.I.
5/20/2005 to 12/31/2005	$11.24	$12.57	3,452.3467
1/1/2006 to 12/31/2006	$12.57	$14.25	4,783.3978
1/1/2007 to 12/31/2007	$14.25	$15.24	5,901.6
1/1/2008 to 12/31/2008	$15.24	$9.22	3,721.3
1/1/2009 to 12/31/2009	$9.22	$11.16	3,827.5
1/1/2010 to 12/31/2010	$11.16	$12.02	2,470.7
1/1/2011 to 12/31/2011	$12.02	$12.16	2,311.8
1/1/2012 to 12/31/2012	$12.16	$13.53	2,257.6

BlackRock Large Cap Growth V.I.
5/20/2005 to 12/31/2005	$11.11	$12.25	1,404.5883
1/1/2006 to 12/31/2006	$12.25	$12.97	3,295.7554
1/1/2007 to 12/31/2007	$12.97	$13.88	3,646.8
1/1/2008 to 12/31/2008	$13.88	$8.13	3,599.0
1/1/2009 to 12/31/2009	$8.13	$10.18	50,233.0
1/1/2010 to 12/31/2010	$10.18	$11.61	3,634.6
1/1/2011 to 12/31/2011	$11.61	$11.75	3,467.7
1/1/2012 to 12/31/2012	$11.75	$13.37	3,441.6

BlackRock Large Cap Value V.I.
5/20/2005 to 12/31/2005	$11.32	$12.92	3,715.0365
1/1/2006 to 12/31/2006	$12.92	$14.80	246.6619
1/1/2007 to 12/31/2007	$14.80	$15.47	1,391.2
1/1/2008 to 12/31/2008	$15.47	$9.59	1,350.3
1/1/2009 to 12/31/2009	$9.59	$10.82	4,051.4
1/1/2010 to 12/31/2010	$10.82	$11.61	4,181.8
1/1/2011 to 12/31/2011	$11.61	$11.38	4,002.3
1/1/2012 to 12/31/2012	$11.38	$12.77	3,937.1

BlackRock Value Opportunities V.I.
5/20/2005 to 12/31/2005	$10.45	$12.07	0
1/1/2006 to 12/31/2006	$12.07	$13.44	0
1/1/2007 to 12/31/2007	$13.44	$13.16	0.0
1/1/2008 to 12/31/2008	$13.16	$7.79	0.0
1/1/2009 to 12/31/2009	$7.79	$9.87	0.0
1/1/2010 to 12/31/2010	$9.87	$12.55	0.0
1/1/2011 to 12/31/2011	$12.55	$12.10	0.0
1/1/2012 to 12/31/2012	$12.10	$13.56	0.0

BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.78	0.0
1/1/2009 to 12/31/2009	$5.78	$7.73	0.0
1/1/2010 to 12/31/2010	$7.73	$8.47	0.0
1/1/2011 to 12/31/2011	$8.47	$7.32	0.0
1/1/2012 to 12/31/2012	$7.32	$8.26	0.0

Davis Value
5/20/2005 to 12/31/2005	$10.69	$11.69	9,403.1266
1/1/2006 to 12/31/2006	$11.69	$13.28	33,468.595
1/1/2007 to 12/31/2007	$13.28	$13.72	15,479.4
1/1/2008 to 12/31/2008	$13.72	$8.09	13,793.2
1/1/2009 to 12/31/2009	$8.09	$10.48	54,093.8
1/1/2010 to 12/31/2010	$10.48	$11.67	10,462.3
1/1/2011 to 12/31/2011	$11.67	$11.04	14,082.9
1/1/2012 to 12/31/2012	$11.04	$12.33	10,976.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus VIF Appreciation
5/20/2005 to 12/31/2005	$10.78	$10.98	7,812.7402
1/1/2006 to 12/31/2006	$10.98	$12.62	23,423.5286
1/1/2007 to 12/31/2007	$12.62	$13.33	24,277.3
1/1/2008 to 12/31/2008	$13.33	$9.26	29,713.8
1/1/2009 to 12/31/2009	$9.26	$11.19	0.0
1/1/2010 to 12/31/2010	$11.19	$12.72	21,482.0
1/1/2011 to 12/31/2011	$12.72	$13.68	18,754.6
1/1/2012 to 12/31/2012	$13.68	$14.89	17,091.0

Eaton Vance Floating-Rate Income
5/20/2005 to 12/31/2005	$10.11	$10.33	3,948.3051
1/1/2006 to 12/31/2006	$10.33	$10.77	32,404.913
1/1/2007 to 12/31/2007	$10.77	$10.82	3,211.8
1/1/2008 to 12/31/2008	$10.82	$7.79	3,036.8
1/1/2009 to 12/31/2009	$7.79	$11.12	2,880.3
1/1/2010 to 12/31/2010	$11.12	$12.00	2,804.2
1/1/2011 to 12/31/2011	$12.00	$12.16	2,908.7
1/1/2012 to 12/31/2012	$12.16	$12.91	2,976.9

Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.54	21,680.9
1/1/2008 to 12/31/2008	$10.54	$6.78	19,332.0
1/1/2009 to 12/31/2009	$6.78	$7.92	44,544.6
1/1/2010 to 12/31/2010	$7.92	$9.04	64,221.9
1/1/2011 to 12/31/2011	$9.04	$8.40	56,994.6
1/1/2012 to 12/31/2012	$8.40	$9.56	49,035.0

Federated Managed Tail Risk Fund II
5/20/2005 to 12/31/2005	$10.60	$10.91	0
1/1/2006 to 12/31/2006	$10.91	$12.53	0
1/1/2007 to 12/31/2007	$12.53	$13.59	23,804.9
1/1/2008 to 12/31/2008	$13.59	$9.48	29,013.5
1/1/2009 to 12/31/2009	$9.48	$10.62	34,936.0
1/1/2010 to 12/31/2010	$10.62	$11.87	0.0
1/1/2011 to 12/31/2011	$11.87	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.08	0.0

Federated Kaufmann
5/20/2005 to 12/31/2005	$11.01	$12.55	1,356.223
1/1/2006 to 12/31/2006	$12.55	$14.23	1,381.8625
1/1/2007 to 12/31/2007	$14.23	$17.01	1,1047.1
1/1/2008 to 12/31/2008	$17.01	$9.78	9685.1
1/1/2009 to 12/31/2009	$9.78	$12.51	11,044.2
1/1/2010 to 12/31/2010	$12.51	$14.57	3,944.2
1/1/2011 to 12/31/2011	$14.57	$12.48	2,876.5
1/1/2012 to 12/31/2012	$12.48	$14.46	2,812.5

Templeton Foreign Securities
5/20/2005 to 12/31/2005	$11.04	$12.34	209.3342
1/1/2006 to 12/31/2006	$12.34	$14.81	4,689.8011
1/1/2007 to 12/31/2007	$14.81	$16.91	7,326.5
1/1/2008 to 12/31/2008	$16.91	$9.96	8,366.4
1/1/2009 to 12/31/2009	$9.96	$13.50	8,210.8
1/1/2010 to 12/31/2010	$13.50	$14.47	8,070.7
1/1/2011 to 12/31/2011	$14.47	$12.78	8,530.5
1/1/2012 to 12/31/2012	$12.78	$14.94	6,388.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Securities
5/20/2005 to 12/31/2005	$10.94	$11.94	2,710.9873
1/1/2006 to 12/31/2006	$11.94	$14.38	1,585.0241
1/1/2007 to 12/31/2007	$14.38	$14.55	1,583.0
1/1/2008 to 12/31/2008	$14.55	$8.29	1,578.4
1/1/2009 to 12/31/2009	$8.29	$10.75	0.0
1/1/2010 to 12/31/2010	$10.75	$11.41	0.0
1/1/2011 to 12/31/2011	$11.41	$10.50	0.0
1/1/2012 to 12/31/2012	$10.50	$12.56	0.0

Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.44	53,646.6
1/1/2008 to 12/31/2008	$13.44	$7.40	31,283.6
1/1/2009 to 12/31/2009	$7.40	$10.68	46,884.2
1/1/2010 to 12/31/2010	$10.68	$11.24	2,450.2
1/1/2011 to 12/31/2011	$11.24	$10.35	2,374.2
1/1/2012 to 12/31/2012	$10.35	$12.67	2,151.9

Janus Aspen – Enterprise
5/1/2007 to 12/31/2007	$10.59	$11.64	12,034.7
1/1/2008 to 12/31/2008	$11.64	$6.46	11,148.3
1/1/2009 to 12/31/2009	$6.46	$9.22	8,411.4
1/1/2010 to 12/31/2010	$9.22	$11.44	28.8
1/1/2011 to 12/31/2011	$11.44	$11.13	26.7
1/1/2012 to 12/31/2012	$11.13	$12.87	26.4

Oppenheimer Capital Appreciation
5/20/2005 to 12/31/2005	$10.64	$11.22	0
1/1/2006 to 12/31/2006	$11.22	$11.94	1,679.4289
1/1/2007 to 12/31/2007	$11.94	$13.44	1,677.3
1/1/2008 to 12/31/2008	$13.44	$7.22	1,672.4
1/1/2009 to 12/31/2009	$7.22	$10.29	0.0
1/1/2010 to 12/31/2010	$10.29	$11.10	0.0
1/1/2011 to 12/31/2011	$11.10	$10.82	0.0
1/1/2012 to 12/31/2012	$10.80	$12.18	0.0

Oppenheimer Main Street/VA
5/20/2005 to 12/31/2005	$10.64	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$12.86	0
1/1/2007 to 12/31/2007	$12.86	$13.24	0.0
1/1/2008 to 12/31/2008	$13.24	$8.03	0.0
1/1/2009 to 12/31/2009	$8.03	$10.16	0.0
1/1/2010 to 12/31/2010	$10.16	$11.64	0.0
1/1/2011 to 12/31/2011	$11.64	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$13.22	0.0

Oppenheimer Main Street Small Cap Fund®/VA(2)
5/20/2005 to 12/31/2005	$10.91	$12.38	5,147.5835
1/1/2006 to 12/31/2006	$12.38	$14.03	3,969.3156
1/1/2007 to 12/31/2007	$14.03	$13.67	7,666.4
1/1/2008 to 12/31/2008	$13.67	$8.38	7,538.9
1/1/2009 to 12/31/2009	$8.38	$11.34	6,946.8
1/1/2010 to 12/31/2010	$11.34	$13.80	6,363.4
1/1/2011 to 12/31/2011	$13.80	$13.31	6,076.4
1/1/2012 to 12/31/2012	$13.31	$15.49	3,633.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.05	$11.98	0
1/1/2007 to 12/31/2007	$11.98	$16.87	758.8
1/1/2008 to 12/31/2008	$16.87	$6.95	1,086.0
1/1/2009 to 12/31/2009	$6.95	$11.96	9,630.9
1/1/2010 to 12/31/2010	$11.96	$13.67	1,958.0
1/1/2011 to 12/31/2011	$13.67	$10.32	2,190.7
1/1/2012 to 12/31/2012	$10.32	$11.40	2,395.9

Pioneer Fund VCT
5/20/2005 to 12/31/2005	$10.71	$11.39	5,424.9162
1/1/2006 to 12/31/2006	$11.39	$13.11	40,401.4787
1/1/2007 to 12/31/2007	$13.11	$13.58	218.3
1/1/2008 to 12/31/2008	$13.58	$8.81	216.3
1/1/2009 to 12/31/2009	$8.81	$10.88	232.9
1/1/2010 to 12/31/2010	$10.88	$12.44	233.9
1/1/2011 to 12/31/2011	$12.44	$11.74	227.1
1/1/2012 to 12/31/2012	$11.74	$12.76	224.7

Pioneer High Yield VCT
5/20/2005 to 12/31/2005	$ 9.81	$10.34	651.4361
1/1/2006 to 12/31/2006	$10.34	$11.06	792.0581
1/1/2007 to 12/31/2007	$11.06	$11.54	2,109.9
1/1/2008 to 12/31/2008	$11.54	$7.33	1,924.0
1/1/2009 to 12/31/2009	$7.33	$11.61	6,833.4
1/1/2010 to 12/31/2010	$11.61	$13.50	1,699.6
1/1/2011 to 12/31/2011	$13.50	$13.07	2,124.0
1/1/2012 to 12/31/2012	$13.07	$14.94	2,044.4

Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.61	$6.31	7,458.5
1/1/2009 to 12/31/2009	$6.31	$8.20	7,832.5
1/1/2010 to 12/31/2010	$8.20	$10.41	0.0
1/1/2011 to 12/31/2011	$10.41	$11.29	0.0
1/1/2012 to 12/31/2012	$11.29	$12.94	0.0

PIMCO CommodityRealReturn® Strategy
5/20/2005 to 12/31/2005	$10.05	$11.44	2,316.6791
1/1/2006 to 12/31/2006	$11.44	$10.94	16,069.0591
1/1/2007 to 12/31/2007	$10.94	$13.32	18,515.6
1/1/2008 to 12/31/2008	$13.32	$7.39	15,870.4
1/1/2009 to 12/31/2009	$7.39	$10.33	12,643.6
1/1/2010 to 12/31/2010	$10.33	$12.71	10,455.7
1/1/2011 to 12/31/2011	$12.71	$11.60	10,163.2
1/1/2012 to 12/31/2012	$11.60	$12.08	9,883.2

PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.03	$10.52	31.7
1/1/2008 to 12/31/2008	$10.52	$10.35	41.1
1/1/2009 to 12/31/2009	$10.35	$11.59	47.1
1/1/2010 to 12/31/2010	$11.59	$12.05	16,138.5
1/1/2011 to 12/31/2011	$12.05	$12.03	13,885.6
1/1/2012 to 12/31/2012	$12.03	$12.58	33,220.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return
5/20/2005 to 12/31/2005	$10.36	$10.32	2,488.1736
1/1/2006 to 12/31/2006	$10.32	$10.27	3,486.7734
1/1/2007 to 12/31/2007	$10.27	$11.22	32,367.3
1/1/2008 to 12/31/2008	$11.22	$10.30	32,627.7
1/1/2009 to 12/31/2009	$10.30	$12.04	22,830.0
1/1/2010 to 12/31/2010	$12.04	$12.86	22,345.8
1/1/2011 to 12/31/2011	$12.86	$14.18	18,206.3
1/1/2012 to 12/31/2012	$14.18	$15.24	30,389.2

PIMCO Total Return
5/20/2005 to 12/31/2005	$10.22	$10.22	15,618.6307
1/1/2006 to 12/31/2006	$10.22	$10.48	78,362.4794
1/1/2007 to 12/31/2007	$10.48	$11.26	94,760.2
1/1/2008 to 12/31/2008	$11.26	$11.65	124,157.1
1/1/2009 to 12/31/2009	$11.65	$13.13	109,842.3
1/1/2010 to 12/31/2010	$13.13	$14.02	88,634.5
1/1/2011 to 12/31/2011	$14.02	$14.35	74,705.1
1/1/2012 to 12/31/2012	$14.35	$15.53	105,778.0

TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.78	0.0
1/1/2009 to 12/31/2009	$6.78	$8.78	0.0
1/1/2010 to 12/31/2010	$8.78	$9.47	0.0
1/1/2011 to 12/31/2011	$9.47	$9.51	0.0
1/1/2012 to 12/31/2012	$9.51	$9.93	0.0

TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.84	$6.16	0.0
1/1/2009 to 12/31/2009	$6.16	$7.84	0.0
1/1/2010 to 12/31/2010	$7.84	$9.10	78,465.7
1/1/2011 to 12/31/2011	$9.10	$8.63	77,815.1
1/1/2012 to 12/31/2012	$8.63	$9.62	74,286.8

TA Morgan Stanley Mid-Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	23,336.0
1/1/2012 to 12/31/2012	$10.00	$10.74	27,925.6

TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.42	$6.11	76.9
1/1/2009 to 12/31/2009	$6.11	$8.63	0.0
1/1/2010 to 12/31/2010	$8.63	$11.08	7,701.0
1/1/2011 to 12/31/2011	$11.08	$10.63	7,510.8
1/1/2012 to 12/31/2012	$10.63	$12.18	7,246.6

Invesco V.I. Comstock Fund
5/20/2005 to 12/31/2005	$10.77	$11.24	8,345.9052
1/1/2006 to 12/31/2006	$11.24	$12.91	6,055.6846
1/1/2007 to 12/31/2007	$12.91	$12.49	6,374.8
1/1/2008 to 12/31/2008	$12.49	$7.93	4,779.7
1/1/2009 to 12/31/2009	$7.93	$10.09	4,887.7
1/1/2010 to 12/31/2010	$10.09	$11.56	49,815.6
1/1/2011 to 12/31/2011	$11.56	$11.20	55,031.3
1/1/2012 to 12/31/2012	$11.20	$13.19	47,332.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Wanger International
4/27/2007 to 12/31/2007	$10.75	$11.28	280.9
1/1/2008 to 12/31/2008	$11.28	$6.06	372.6
1/1/2009 to 12/31/2009	$6.06	$8.97	303.9
1/1/2010 to 12/31/2010	$8.97	$11.06	22,945.1
1/1/2011 to 12/31/2011	$11.06	$9.33	21,919.8
1/1/2012 to 12/31/2012	$9.33	$11.20	23,131.1

Wanger USA
5/20/2005 to 12/31/2005	$11.16	$12.54	4,560.2064
1/1/2006 to 12/31/2006	$12.54	$13.36	21,993.1964
1/1/2007 to 12/31/2007	$13.36	$13.91	2,163.5
1/1/2008 to 12/31/2008	$13.91	$8.28	8,545.6
1/1/2009 to 12/31/2009	$8.28	$11.64	6,963.4
1/1/2010 to 12/31/2010	$11.64	$14.18	6,368.2
1/1/2011 to 12/31/2011	$14.18	$13.51	6,161.6
1/1/2012 to 12/31/2012	$13.51	$16.02	6,148.0

Class L

(if you purchased your policy prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund(1)
5/20/2005 to 12/31/2005	$10.79	$11.53	0
1/1/2006 to 12/31/2006	$11.53	$12.86	295.0888
1/1/2007 to 12/31/2007	$12.86	$12.87	295.9
1/1/2008 to 12/31/2008	$12.87	$6.12	0.0
1/1/2009 to 12/31/2009	$6.12	$8.92	0.0
1/1/2010 to 12/31/2010	$8.92	$9.44	0.0
1/1/2011 to 12/31/2011	$9.44	$9.03	0.0
1/1/2012 to 12/31/2012	$9.03	$10.47	0.0

Invesco V.I. Mid Cap Core Equity
5/20/2005 to 12/31/2005	$10.68	$11.43	0
1/1/2006 to 12/31/2006	$11.43	$12.53	6,495.0781
1/1/2007 to 12/31/2007	$12.53	$13.53	6,437.6
1/1/2008 to 12/31/2008	$13.53	$9.53	6,479.0
1/1/2009 to 12/31/2009	$9.53	$12.24	30,376.7
1/1/2010 to 12/31/2010	$12.24	$13.76	8,250.1
1/1/2011 to 12/31/2011	$13.76	$12.70	7,730.4
1/1/2012 to 12/31/2012	$12.70	$13.89	7,691.3

AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.54	$10.45	2,666.7
1/1/2008 to 12/31/2008	$10.45	$4.82	4,297.7
1/1/2009 to 12/31/2009	$4.82	$6.40	4,137.4
1/1/2010 to 12/31/2010	$6.40	$6.60	11,221.3
1/1/2011 to 12/31/2011	$6.60	$5.25	11,180.4
1/1/2012 to 12/31/2012	$5.25	$5.93	11,239.9

AllianceBernstein VPS Small/Mid Cap Value
5/20/2005 to 12/31/2005	$10.78	$11.72	30,969.0803
1/1/2006 to 12/31/2006	$11.72	$13.22	56,378.661
1/1/2007 to 12/31/2007	$13.22	$13.25	15,391.2
1/1/2008 to 12/31/2008	$13.25	$8.41	15,890.1
1/1/2009 to 12/31/2009	$8.41	$11.84	3,734.3
1/1/2010 to 12/31/2010	$11.84	$14.81	3,306.7
1/1/2011 to 12/31/2011	$14.81	$13.38	4,059.3
1/1/2012 to 12/31/2012	$13.38	$15.66	1,496.9

AllianceBernstein VPS Value
5/20/2005 to 12/31/2005	$10.78	$11.38	0
1/1/2006 to 12/31/2006	$11.38	$13.60	738.0985
1/1/2007 to 12/31/2007	$13.60	$12.88	5,263.0
1/1/2008 to 12/31/2008	$12.88	$7.51	5,125.5
1/1/2009 to 12/31/2009	$7.51	$8.96	5,188.4
1/1/2010 to 12/31/2010	$8.96	$9.88	5,189.0
1/1/2011 to 12/31/2011	$9.88	$9.40	5,206.2
1/1/2012 to 12/31/2012	$9.40	$10.72	4,052.9

American Century VP Ultra
5/20/2005 to 12/31/2005	$10.49	$11.04	0
1/1/2006 to 12/31/2006	$11.04	$10.53	0
1/1/2007 to 12/31/2007	$10.53	$12.56	0.0
1/1/2008 to 12/31/2008	$12.56	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$9.60	0.0
1/1/2010 to 12/31/2010	$9.60	$10.98	0.0
1/1/2011 to 12/31/2011	$10.98	$10.94	0.0
1/1/2012 to 12/31/2012	$10.94	$12.29	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Asset Allocation Fund
5/20/2005 to 12/31/2005	$10.37	$11.26	4,557.3681
1/1/2006 to 12/31/2006	$11.26	$12.71	7,240.1957
1/1/2007 to 12/31/2007	$12.71	$13.32	8,165.6
1/1/2008 to 12/31/2008	$13.32	$9.24	9,480.0
1/1/2009 to 12/31/2009	$9.24	$11.28	9,205.8
1/1/2010 to 12/31/2010	$11.28	$12.49	9,010.1
1/1/2011 to 12/31/2011	$12.49	$12.45	8,760.6
1/1/2012 to 12/31/2012	$12.45	$14.24	12,326.5

AFIS Bond Fund
5/20/2005 to 12/31/2005	$10.00	$10.16	26,117.2627
1/1/2006 to 12/31/2006	$10.16	$10.70	117,405.3166
1/1/2007 to 12/31/2007	$10.70	$10.88	147,896.0
1/1/2008 to 12/31/2008	$10.88	$9.70	108,897.5
1/1/2009 to 12/31/2009	$9.70	$10.75	95,849.3
1/1/2010 to 12/31/2010	$10.75	$11.27	28,940.9
1/1/2011 to 12/31/2011	$11.27	$11.77	26,579.1
1/1/2012 to 12/31/2012	$11.77	$12.20	26,826.7

AFIS Growth Fund
5/20/2005 to 12/31/2005	$10.92	$12.60	88,411.7247
1/1/2006 to 12/31/2006	$12.60	$13.67	172,370.9926
1/1/2007 to 12/31/2007	$13.67	$15.11	115,016.3
1/1/2008 to 12/31/2008	$15.11	$8.33	166,346.8
1/1/2009 to 12/31/2009	$8.33	$11.43	57,312.0
1/1/2010 to 12/31/2010	$11.43	$13.35	59,043.1
1/1/2011 to 12/31/2011	$13.35	$12.58	52,225.9
1/1/2012 to 12/31/2012	$12.58	$14.59	48,308.7

AFIS Growth-Income Fund
5/20/2005 to 12/31/2005	$10.55	$11.22	9,606.7896
1/1/2006 to 12/31/2006	$11.22	$12.73	15,099.8607
1/1/2007 to 12/31/2007	$12.73	$13.15	18,641.9
1/1/2008 to 12/31/2008	$13.15	$8.05	18,781.4
1/1/2009 to 12/31/2009	$8.05	$10.39	23,073.3
1/1/2010 to 12/31/2010	$10.39	$11.40	23,071.6
1/1/2011 to 12/31/2011	$11.40	$11.01	24,291.5
1/1/2012 to 12/31/2012	$11.01	$12.73	22,283.3

AFIS International Fund
5/20/2005 to 12/31/2005	$10.97	$13.42	47,233.4141
1/1/2006 to 12/31/2006	$13.42	$15.71	102,190.2964
1/1/2007 to 12/31/2007	$15.71	$18.56	145,259.4
1/1/2008 to 12/31/2008	$18.56	$10.57	151,303.0
1/1/2009 to 12/31/2009	$10.57	$14.88	173,703.8
1/1/2010 to 12/31/2010	$14.88	$15.71	157,295.4
1/1/2011 to 12/31/2011	$15.71	$13.30	126,568.9
1/1/2012 to 12/31/2012	$13.30	$15.44	92,095.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value V.I.
5/20/2005 to 12/31/2005	$10.42	$11.02	0
1/1/2006 to 12/31/2006	$11.02	$13.24	0
1/1/2007 to 12/31/2007	$13.24	$13.28	43,008.7
1/1/2008 to 12/31/2008	$13.28	$8.28	35,864.8
1/1/2009 to 12/31/2009	$8.28	$10.70	83,973.5
1/1/2010 to 12/31/2010	$10.70	$11.90	9,904.6
1/1/2011 to 12/31/2011	$11.90	$11.44	8,259.9
1/1/2012 to 12/31/2012	$11.44	$12.86	8,997.7

BlackRock Total Return V.I.
5/20/2005 to 12/31/2005	$10.12	$10.13	2,145.9037
1/1/2006 to 12/31/2006	$10.13	$10.43	3,627.8293
1/1/2007 to 12/31/2007	$10.43	$10.65	13,434.4
1/1/2008 to 12/31/2008	$10.65	$9.22	11,501.3
1/1/2009 to 12/31/2009	$9.22	$10.72	11,170.7
1/1/2010 to 12/31/2010	$10.72	$11.58	10,700.3
1/1/2011 to 12/31/2011	$11.58	$12.12	10,334.8
1/1/2012 to 12/31/2012	$12.12	$12.93	8,903.9

BlackRock Money Market V.I.
5/20/2005 to 12/31/2005	$10.02	$10.12	0
1/1/2006 to 12/31/2006	$10.12	$10.43	2,895.8557
1/1/2007 to 12/31/2007	$10.43	$10.78	5,209.4
1/1/2008 to 12/31/2008	$10.78	$10.89	22,013.8
1/1/2009 to 12/31/2009	$10.89	$10.75	17,194.4
1/1/2010 to 12/31/2010	$10.75	$10.60	11,117.3
1/1/2011 to 12/31/2011	$10.60	$10.45	40,093.9
1/1/2012 to 12/31/2012	$10.45	$10.30	55,584.9

BlackRock Capital Appreciation V.I.
5/20/2005 to 12/31/2005	$10.61	$11.45	0
1/1/2006 to 12/31/2006	$11.45	$11.80	0
1/1/2007 to 12/31/2007	$11.80	$13.85	85,218.0
1/1/2008 to 12/31/2008	$13.85	$8.35	100,510.4
1/1/2009 to 12/31/2009	$8.35	$11.19	97,441.10
1/1/2010 to 12/31/2010	$11.19	$13.19	120,331.9
1/1/2011 to 12/31/2011	$13.19	$11.84	111,971.1
1/1/2012 to 12/31/2012	$11.84	$13.29	75,565.1

BlackRock Global Allocation V.I.
5/20/2005 to 12/31/2005	$10.73	$11.88	0
1/1/2006 to 12/31/2006	$11.88	$13.64	19,845.3459
1/1/2007 to 12/31/2007	$13.64	$15.73	33,741.2
1/1/2008 to 12/31/2008	$15.73	$12.49	58,716.6
1/1/2009 to 12/31/2009	$12.49	$14.93	93,020.4
1/1/2010 to 12/31/2010	$14.93	$16.19	102,527.8
1/1/2011 to 12/31/2011	$16.19	$15.40	80,067.0
1/1/2012 to 12/31/2012	$15.40	$16.74	74,448.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond V.I.
5/20/2005 to 12/31/2005	$10.18	$10.23	0
1/1/2006 to 12/31/2006	$10.23	$10.48	0
1/1/2007 to 12/31/2007	$10.48	$10.75	0.0
1/1/2008 to 12/31/2008	$10.75	$11.42	13,608.4
1/1/2009 to 12/31/2009	$11.42	$11.05	14,198.9
1/1/2010 to 12/31/2010	$11.05	$11.85	13,867.8
1/1/2011 to 12/31/2011	$11.85	$12.42	13,447.4
1/1/2012 to 12/31/2012	$12.42	$12.53	13,418.1

BlackRock High Yield V.I.
5/20/2005 to 12/31/2005	$9.94	$10.41	0
1/1/2006 to 12/31/2006	$10.41	$11.24	0
1/1/2007 to 12/31/2007	$11.24	$11.34	4,300.1
1/1/2008 to 12/31/2008	$11.34	$7.92	5,349.7
1/1/2009 to 12/31/2009	$7.92	$12.22	5,158.8
1/1/2010 to 12/31/2010	$12.22	$13.90	19,231.0
1/1/2011 to 12/31/2011	$13.90	$14.15	13,890.3
1/1/2012 to 12/31/2012	$14.15	$16.13	11,068.2

BlackRock S&P 500 Index V.I.
5/20/2005 to 12/31/2005	$10.68	$11.20	0
1/1/2006 to 12/31/2006	$11.20	$12.75	3,326.4522
1/1/2007 to 12/31/2007	$12.75	$13.25	3,303.0
1/1/2008 to 12/31/2008	$13.25	$8.20	9,318.9
1/1/2009 to 12/31/2009	$8.20	$10.19	9,146.1
1/1/2010 to 12/31/2010	$10.19	$11.53	9,043.0
1/1/2011 to 12/31/2011	$11.53	$11.55	8,900.1
1/1/2012 to 12/31/2012	$11.55	$13.16	8,746.1

BlackRock International V.I.
5/20/2005 to 12/31/2005	$11.17	$12.72	0
1/1/2006 to 12/31/2006	$12.72	$16.03	5,315.125
1/1/2007 to 12/31/2007	$16.03	$17.43	5,732.7
1/1/2008 to 12/31/2008	$17.43	$9.88	8,748.7
1/1/2009 to 12/31/2009	$9.88	$12.66	7,619.3
1/1/2010 to 12/31/2010	$12.66	$13.29	5,047.8
1/1/2011 to 12/31/2011	$13.29	$11.31	5,454.2
1/1/2012 to 12/31/2012	$11.31	$12.83	5,774.6

BlackRock Large Cap Core V.I.
5/20/2005 to 12/31/2005	$11.23	$12.54	0
1/1/2006 to 12/31/2006	$12.54	$14.18	15,378.469
1/1/2007 to 12/31/2007	$14.18	$15.14	19,323.5
1/1/2008 to 12/31/2008	$15.14	$9.14	26,237.2
1/1/2009 to 12/31/2009	$9.14	$11.04	23,781.9
1/1/2010 to 12/31/2010	$11.04	$11.87	23,618.0
1/1/2011 to 12/31/2011	$11.87	$11.98	23,851.2
1/1/2012 to 12/31/2012	$11.98	$13.31	23,299.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth V.I.
5/20/2005 to 12/31/2005	$11.09	$12.22	5,668.3135
1/1/2006 to 12/31/2006	$12.22	$12.91	5,786.5547
1/1/2007 to 12/31/2007	$12.91	$13.79	9,107.5
1/1/2008 to 12/31/2008	$13.79	$8.06	11,150.1
1/1/2009 to 12/31/2009	$8.06	$10.07	104,092.2
1/1/2010 to 12/31/2010	$10.07	$11.47	5,650.5
1/1/2011 to 12/31/2011	$11.47	$11.58	3,390.5
1/1/2012 to 12/31/2012	$11.58	$13.15	3,177.3

BlackRock Large Cap Value V.I.
5/20/2005 to 12/31/2005	$11.31	$12.88	32,551.1816
1/1/2006 to 12/31/2006	$12.88	$14.73	17,280.7855
1/1/2007 to 12/31/2007	$14.73	$15.37	22,661.1
1/1/2008 to 12/31/2008	$15.37	$9.51	26,749.8
1/1/2009 to 12/31/2009	$9.51	$10.71	23,163.6
1/1/2010 to 12/31/2010	$10.71	$11.47	24,615.0
1/1/2011 to 12/31/2011	$11.47	$11.22	24,117.5
1/1/2012 to 12/31/2012	$11.22	$12.56	24,040.1

BlackRock Value Opportunities V.I.
5/20/2005 to 12/31/2005	$10.44	$12.04	0
1/1/2006 to 12/31/2006	$12.04	$13.38	2,144.8881
1/1/2007 to 12/31/2007	$13.38	$13.07	2,279.3
1/1/2008 to 12/31/2008	$13.07	$7.72	1,324.8
1/1/2009 to 12/31/2009	$7.72	$9.77	1,618.6
1/1/2010 to 12/31/2010	$9.77	$12.40	4,552.6
1/1/2011 to 12/31/2011	$12.40	$11.92	4,439.0
1/1/2012 to 12/31/2012	$11.92	$13.34	5,010.2

BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.78	0.0
1/1/2009 to 12/31/2009	$5.78	$7.71	5,875.7
1/1/2010 to 12/31/2010	$7.71	$8.43	3,266.5
1/1/2011 to 12/31/2011	$8.43	$7.27	871.6
1/1/2012 to 12/31/2012	$7.27	$8.19	499.2

Davis Value
5/20/2005 to 12/31/2005	$10.68	$11.66	8,520.4786
1/1/2006 to 12/31/2006	$11.66	$13.22	73,036.6398
1/1/2007 to 12/31/2007	$13.22	$13.64	18,642.6
1/1/2008 to 12/31/2008	$13.64	$8.02	32,071.7
1/1/2009 to 12/31/2009	$8.02	$10.37	116,876.5
1/1/2010 to 12/31/2010	$10.37	$11.52	40,678.0
1/1/2011 to 12/31/2011	$11.52	$10.88	38,073.5
1/1/2012 to 12/31/2012	$10.88	$12.13	35,314.0

Dreyfus VIF Appreciation
5/20/2005 to 12/31/2005	$10.77	$10.96	52,281.5867
1/1/2006 to 12/31/2006	$10.96	$12.56	60,933.592
1/1/2007 to 12/31/2007	$12.56	$13.24	69,699.0
1/1/2008 to 12/31/2008	$13.24	$9.18	80,694.5
1/1/2009 to 12/31/2009	$9.18	$11.07	1,108.3
1/1/2010 to 12/31/2010	$11.07	$12.57	49,085.2
1/1/2011 to 12/31/2011	$12.57	$13.48	37,245.2
1/1/2012 to 12/31/2012	$13.48	$14.65	22,474.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Income
5/20/2005 to 12/31/2005	$10.10	$10.30	25,193.4261
1/1/2006 to 12/31/2006	$10.30	$10.72	68,594.7521
1/1/2007 to 12/31/2007	$10.72	$10.75	495.8
1/1/2008 to 12/31/2008	$10.75	$7.72	5,534.7
1/1/2009 to 12/31/2009	$7.72	$11.00	9,362.7
1/1/2010 to 12/31/2010	$11.00	$11.85	22,793.9
1/1/2011 to 12/31/2011	$11.85	$11.99	22,202.8
1/1/2012 to 12/31/2012	$11.99	$12.70	22,266.4

Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.52	53,994.5
1/1/2008 to 12/31/2008	$10.52	$6.75	43,661.7
1/1/2009 to 12/31/2009	$6.75	$7.88	112,525.2
1/1/2010 to 12/31/2010	$7.88	$8.97	156,505.3
1/1/2011 to 12/31/2011	$8.97	$8.32	119,156.2
1/1/2012 to 12/31/2012	$8.32	$9.45	70,512.4

Federated Managed Tail Risk Fund II
5/20/2005 to 12/31/2005	$10.59	$10.89	0
1/1/2006 to 12/31/2006	$10.89	$12.47	0
1/1/2007 to 12/31/2007	$12.47	$13.50	67,544.6
1/1/2008 to 12/31/2008	$13.50	$9.40	77,982.5
1/1/2009 to 12/31/2009	$9.40	$10.51	90,401.8
1/1/2010 to 12/31/2010	$10.51	$11.72	2,120.7
1/1/2011 to 12/31/2011	$11.72	$10.94	256.4
1/1/2012 to 12/31/2012	$10.94	$11.88	249.6

Federated Kaufmann
5/20/2005 to 12/31/2005	$10.99	$12.51	0
1/1/2006 to 12/31/2006	$12.51	$14.17	2,016.3656
1/1/2007 to 12/31/2007	$14.17	$16.90	24,859.6
1/1/2008 to 12/31/2008	$16.90	$9.70	17,391.9
1/1/2009 to 12/31/2009	$9.70	$12.37	16,105.0
1/1/2010 to 12/31/2010	$12.37	$14.39	5,351.3
1/1/2011 to 12/31/2011	$14.39	$12.30	5,159.9
1/1/2012 to 12/31/2012	$12.30	$14.22	4,975.1

Templeton Foreign Securities
5/20/2005 to 12/31/2005	$11.03	$12.31	10,661.7811
1/1/2006 to 12/31/2006	$12.31	$14.75	14,080.8818
1/1/2007 to 12/31/2007	$14.75	$16.80	16,608.9
1/1/2008 to 12/31/2008	$16.80	$9.88	17,792.0
1/1/2009 to 12/31/2009	$9.88	$13.36	20,171.3
1/1/2010 to 12/31/2010	$13.36	$14.29	23,387.1
1/1/2011 to 12/31/2011	$14.29	$12.60	23,847.6
1/1/2012 to 12/31/2012	$12.60	$14.70	21,328.4

Templeton Growth Securities
5/20/2005 to 12/31/2005	$10.92	$11.91	19,735.5289
1/1/2006 to 12/31/2006	$11.91	$14.32	2,124.7392
1/1/2007 to 12/31/2007	$14.32	$14.45	3,666.8
1/1/2008 to 12/31/2008	$14.45	$8.22	4,626.3
1/1/2009 to 12/31/2009	$8.22	$10.64	3,084.6
1/1/2010 to 12/31/2010	$10.64	$11.27	5,477.4
1/1/2011 to 12/31/2011	$11.27	$10.35	4,987.6
1/1/2012 to 12/31/2012	$10.35	$12.36	4,841.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.42	162,719.0
1/1/2008 to 12/31/2008	$13.42	$7.37	72,101.3
1/1/2009 to 12/31/2009	$7.37	$10.62	109,243.1
1/1/2010 to 12/31/2010	$10.62	$11.16	7,410.1
1/1/2011 to 12/31/2011	$11.16	$10.25	5,683.3
1/1/2012 to 12/31/2012	$10.25	$12.52	5,626.9

Janus Aspen - Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.62	34,204.2
1/1/2008 to 12/31/2008	$11.62	$6.44	24,411.5
1/1/2009 to 12/31/2009	$6.44	$9.17	19,327.6
1/1/2010 to 12/31/2010	$9.17	$11.36	3,919.0
1/1/2011 to 12/31/2011	$11.36	$11.02	2,832.8
1/1/2012 to 12/31/2012	$11.02	$12.72	2,822.4

Oppenheimer Capital Appreciation
5/20/2005 to 12/31/2005	$10.63	$11.19	0
1/1/2006 to 12/31/2006	$11.19	$11.89	0
1/1/2007 to 12/31/2007	$11.89	$13.35	758.1
1/1/2008 to 12/31/2008	$13.35	$7.16	4,225.4
1/1/2009 to 12/31/2009	$7.16	$10.18	4,206.1
1/1/2010 to 12/31/2010	$10.18	$10.96	4,198.3
1/1/2011 to 12/31/2011	$10.96	$10.67	5,179.2
1/1/2012 to 12/31/2012	$10.67	$11.98	5,097.7

Oppenheimer Main Street/VA
5/20/2005 to 12/31/2005	$10.63	$11.30	0
1/1/2006 to 12/31/2006	$11.30	$12.80	2,084.0163
1/1/2007 to 12/31/2007	$12.80	$13.15	2,069.2
1/1/2008 to 12/31/2008	$13.15	$7.96	2,049.9
1/1/2009 to 12/31/2009	$7.96	$10.05	0.0
1/1/2010 to 12/31/2010	$10.05	$11.49	0.0
1/1/2011 to 12/31/2011	$11.49	$11.30	4,957.0
1/1/2012 to 12/31/2012	$11.30	$13.00	4,914.8

Oppenheimer Main Street Small Cap Fund®/VA(2)
5/20/2005 to 12/31/2005	$10.89	$12.35	8,344.1995
1/1/2006 to 12/31/2006	$12.35	$13.97	2,291.2785
1/1/2007 to 12/31/2007	$13.97	$13.59	3,412.5
1/1/2008 to 12/31/2008	$13.59	$8.31	3,101.5
1/1/2009 to 12/31/2009	$8.31	$11.22	2,248.1
1/1/2010 to 12/31/2010	$11.22	$13.63	2,154.6
1/1/2011 to 12/31/2011	$13.63	$13.12	1,002.1
1/1/2012 to 12/31/2012	$13.12	$15.24	1,672.7

Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.05	$11.96	0
1/1/2007 to 12/31/2007	$11.96	$16.81	872.2
1/1/2008 to 12/31/2008	$16.81	$6.91	6,051.7
1/1/2009 to 12/31/2009	$6.91	$11.87	25,193.9
1/1/2010 to 12/31/2010	$11.87	$13.54	5,358.5
1/1/2011 to 12/31/2011	$13.54	$10.21	7,511.3
1/1/2012 to 12/31/2012	$10.21	$11.24	6,605.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund VCT
5/20/2005 to 12/31/2005	$10.69	$11.37	33,232.741
1/1/2006 to 12/31/2006	$11.37	$13.05	110,924.5449
1/1/2007 to 12/31/2007	$13.05	$13.49	1,895.2
1/1/2008 to 12/31/2008	$13.49	$8.73	936.1
1/1/2009 to 12/31/2009	$8.73	$10.76	1,025.1
1/1/2010 to 12/31/2010	$10.76	$12.29	1,021.7
1/1/2011 to 12/31/2011	$12.29	$11.57	0.0
1/1/2012 to 12/31/2012	$11.57	$12.56	0.0

Pioneer High Yield VCT
5/20/2005 to 12/31/2005	$9.80	$10.31	3,837.8104
1/1/2006 to 12/31/2006	$10.31	$11.01	0
1/1/2007 to 12/31/2007	$11.01	$11.46	2,381.8
1/1/2008 to 12/31/2008	$11.46	$7.27	9,156.8
1/1/2009 to 12/31/2009	$7.27	$11.48	27,050.0
1/1/2010 to 12/31/2010	$11.48	$13.33	12,868.3
1/1/2011 to 12/31/2011	$13.33	$12.88	12,639.6
1/1/2012 to 12/31/2012	$12.88	$14.70	12,119.6

Pioneer Real Estate Shares VCT
5/1/2008 to 12//31/2008	$11.61	$6.30	18,464.6
1/1/2009 to 12/31/2009	$6.30	$8.17	17,132.0
1/1/2010 to 12/31/2010	$8.17	$10.35	342.2
1/1/2011 to 12/31/2011	$10.35	$11.20	0.0
1/1/2012 to 12/31/2012	$11.20	$12.82	236.2

PIMCO CommodityRealReturn® Strategy
5/20/2005 to 12/31/2005	$10.03	$11.41	16,397.434
1/1/2006 to 12/31/2006	$11.41	$10.89	48,499.7943
1/1/2007 to 12/31/2007	$10.89	$13.23	56,230.5
1/1/2008 to 12/31/2008	$13.23	$7.33	49,029.1
1/1/2009 to 12/31/2009	$7.33	$10.23	35,959.9
1/1/2010 to 12/31/2010	$10.23	$12.55	29,919.2
1/1/2011 to 12/31/2011	$12.55	$11.44	44,282.3
1/1/2012 to 12/31/2012	$11.44	$11.88	42,255.8

PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.03	$10.51	17,288.8
1/1/2008 to 12/31/2008	$10.51	$10.31	18,739.2
1/1/2009 to 12/31/2009	$10.31	$11.52	29,850.6
1/1/2010 to 12/31/2010	$11.52	$11.96	40,905.4
1/1/2011 to 12/31/2011	$11.96	$11.92	31,862.8
1/1/2012 to 12/31/2012	$11.92	$12.43	51,491.9

PIMCO Real Return
5/20/2005 to 12/31/2005	$10.35	$10.30	18,179.7175
1/1/2006 to 12/31/2006	$10.30	$10.22	22,981.8344
1/1/2007 to 12/31/2007	$10.22	$11.15	103,682.1
1/1/2008 to 12/31/2008	$11.15	$10.21	119,644.8
1/1/2009 to 12/31/2009	$10.21	$11.92	86,946.9
1/1/2010 to 12/31/2010	$11.92	$12.70	88,028.2
1/1/2011 to 12/31/2011	$12.70	$13.98	59,901.7
1/1/2012 to 12/31/2012	$13.98	$14.99	57,208.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return
5/20/2005 to 12/31/2005	$10.21	$10.20	100,771.0972
1/1/2006 to 12/31/2006	$10.20	$10.44	199,183.6692
1/1/2007 to 12/31/2007	$10.44	$11.19	276,412.3
1/1/2008 to 12/31/2008	$11.19	$11.56	390,786.1
1/1/2009 to 12/31/2009	$11.56	$12.99	334,401.9
1/1/2010 to 12/31/2010	$12.99	$13.85	241,198.0
1/1/2011 to 12/31/2011	$13.85	$14.14	184,313.9
1/1/2012 to 12/31/2012	$14.14	$15.28	199,993.4

TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.77	0.0
1/1/2009 to 12/31/2009	$6.77	$8.75	0.0
1/1/2010 to 12/31/2010	$8.75	$9.42	0.0
1/1/2011 to 12/31/2011	$9.42	$9.44	0.0
1/1/2012 to 12/31/2012	$9.44	$9.84	0.0

TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.15	0.0
1/1/2009 to 12/31/2009	$6.15	$7.81	0.0
1/1/2010 to 12/31/2010	$7.81	$9.05	179,497.9
1/1/2011 to 12/31/2011	$9.05	$8.57	159.979.2
1/1/2012 to 12/31/2012	$8.57	$9.53	109,873.4

TA Morgan Stanley Mid-Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	45,581.8
1/1/2012 to 12/31/2012	$10.00	$10.72	39,565.1

TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.10	0.0
1/1/2009 to 12/31/2009	$6.10	$8.59	3406.7
1/1/2010 to 12/31/2010	$8.59	$11.02	21,439.0
1/1/2011 to 12/31/2011	$11.02	$10.55	17,753.8
1/1/2012 to 12/31/2012	$10.55	$12.06	13,413.4

Invesco V.I. Comstock Fund
5/20/2005 to 12/31/2005	$10.75	$11.21	54,866.3982
1/1/2006 to 12/31/2006	$11.21	$12.85	17,994.656
1/1/2007 to 12/31/2007	$12.85	$12.41	22,304.1
1/1/2008 to 12/31/2008	$12.41	$7.87	19,954.1
1/1/2009 to 12/31/2009	$7.87	$9.98	17,621.6
1/1/2010 to 12/31/2010	$9.98	$11.41	137,814.9
1/1/2011 to 12/31/2011	$11.41	$11.04	132,827.4
1/1/2012 to 12/31/2012	$11.04	$12.98	85,771.7

Wanger International
4/27/2007 to 12/31/2007	$10.74	$11.26	12,416.6
1/1/2008 to 12/31/2008	$11.26	$6.04	12,972.8
1/1/2009 to 12/31/2009	$6.04	$8.92	12,529.2
1/1/2010 to 12/31/2010	$8.92	$10.98	52,323.0
1/1/2011 to 12/31/2011	$10.98	$9.24	45,159.9
1/1/2012 to 12/31/2012	$9.24	$11.07	35,633.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Wanger USA
5/20/2005 to 12/31/2005	$11.15	$12.51	18,157.089
1/1/2006 to 12/31/2006	$12.51	$13.30	52,845.9781
1/1/2007 to 12/31/2007	$13.30	$13.82	3,256.9
1/1/2008 to 12/31/2008	$13.82	$8.21	19,738.0
1/1/2009 to 12/31/2009	$8.21	$11.51	13,959.4
1/1/2010 to 12/31/2010	$11.51	$14.00	15,352.8
1/1/2011 to 12/31/2011	$14.00	$13.32	12,910.0
1/1/2012 to 12/31/2012	$13.32	$15.75	9,872.2

Class C

(if you purchased your policy prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund(1)
5/20/2005 to 12/31/2005	$10.78	$11.51	0
1/1/2006 to 12/31/2006	$11.51	$12.82	0
1/1/2007 to 12/31/2007	$12.82	$12.81	0.0
1/1/2008 to 12/31/2008	$12.81	$6.08	0.0
1/1/2009 to 12/31/2009	$6.08	$8.85	0.0
1/1/2010 to 12/31/2010	$8.85	$9.36	0.0
1/1/2011 to 12/31/2011	$9.36	$8.93	0.0
1/1/2012 to 12/31/2012	$8.93	$10.34	0.0

Invesco V.I. Mid Cap Core Equity
5/20/2005 to 12/31/2005	$10.67	$11.41	0
1/1/2006 to 12/31/2006	$11.41	$12.49	0
1/1/2007 to 12/31/2007	$12.49	$13.47	412.4
1/1/2008 to 12/31/2008	$13.47	$9.47	485.8
1/1/2009 to 12/31/2009	$9.47	$12.14	2,613.4
1/1/2010 to 12/31/2010	$12.14	$13.63	1,677.3
1/1/2011 to 12/31/2011	$13.63	$12.56	1,772.2
1/1/2012 to 12/31/2012	$12.56	$13.72	1,688.8

AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.55	$10.44	367.7
1/1/2008 to 12/31/2008	$10.44	$4.81	1,130.2
1/1/2009 to 12/31/2009	$4.81	$6.37	1,088.8
1/1/2010 to 12/31/2010	$6.37	$6.56	1,214.5
1/1/2011 to 12/31/2011	$6.56	$5.22	1,354.1
1/1/2012 to 12/31/2012	$5.22	$5.88	1,402.6

AllianceBernstein VPS Small/Mid Cap Value
5/20/2005 to 12/31/2005	$10.77	$11.70	2,993.7633
1/1/2006 to 12/31/2006	$11.70	$13.17	3,587.0069
1/1/2007 to 12/31/2007	$13.17	$13.18	1,854.8
1/1/2008 to 12/31/2008	$13.18	$8.36	1,275.5
1/1/2009 to 12/31/2009	$8.36	$11.75	0.0
1/1/2010 to 12/31/2010	$11.75	$14.68	811.1
1/1/2011 to 12/31/2011	$14.68	$13.23	0.0
1/1/2012 to 12/31/2012	$13.23	$15.46	0.0

AllianceBernstein VPS Value
5/20/2005 to 12/31/2005	$10.77	$11.35	0
1/1/2006 to 12/31/2006	$11.35	$13.56	0
1/1/2007 to 12/31/2007	$13.56	$12.81	919.6
1/1/2008 to 12/31/2008	$12.81	$7.46	885.7
1/1/2009 to 12/31/2009	$7.46	$8.89	0.0
1/1/2010 to 12/31/2010	$8.89	$9.79	0.0
1/1/2011 to 12/31/2011	$9.79	$9.30	0.0
1/1/2012 to 12/31/2012	$9.30	$10.59	0.0

American Century VP Ultra
5/20/2005 to 12/31/2005	$10.48	$11.02	0
1/1/2006 to 12/31/2006	$11.02	$10.49	0
1/1/2007 to 12/31/2007	$10.49	$12.50	0.0
1/1/2008 to 12/31/2008	$12.50	$7.20	0.0
1/1/2009 to 12/31/2009	$7.20	$9.52	0.0
1/1/2010 to 12/31/2010	$9.52	$10.88	0.0
1/1/2011 to 12/31/2011	$10.88	$10.83	0.0
1/1/2012 to 12/31/2012	$10.83	$12.14	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Asset Allocation Fund
5/20/2005 to 12/31/2005	$10.36	$11.24	0
1/1/2006 to 12/31/2006	$11.24	$12.67	4,376.2567
1/1/2007 to 12/31/2007	$12.67	$13.26	4,451.0
1/1/2008 to 12/31/2008	$13.26	$9.18	7,346.8
1/1/2009 to 12/31/2009	$9.18	$11.19	7,438.9
1/1/2010 to 12/31/2010	$11.19	$12.37	4,659.8
1/1/2011 to 12/31/2011	$12.37	$12.32	4,306.4
1/1/2012 to 12/31/2012	$12.32	$14.06	3,702.2

AFIS Bond Fund
5/20/2005 to 12/31/2005	$9.94	$10.14	6,445.4548
1/1/2006 to 12/31/2006	$10.14	$10.66	16,967.2009
1/1/2007 to 12/31/2007	$10.66	$10.83	15,813.9
1/1/2008 to 12/31/2008	$10.83	$9.64	11,822.4
1/1/2009 to 12/31/2009	$9.64	$10.67	9,486.0
1/1/2010 to 12/31/2010	$10.67	$11.16	3,066.7
1/1/2011 to 12/31/2011	$11.16	$11.64	0.0
1/1/2012 to 12/31/2012	$11.64	$12.05	0.0

AFIS Growth Fund
5/20/2005 to 12/31/2005	$10.91	$12.58	4,239.3245
1/1/2006 to 12/31/2006	$12.58	$13.62	10,413.263
1/1/2007 to 12/31/2007	$13.62	$15.04	8,288.8
1/1/2008 to 12/31/2008	$15.04	$8.28	15,327.6
1/1/2009 to 12/31/2009	$8.28	$11.34	4,686.6
1/1/2010 to 12/31/2010	$11.34	$13.23	3,975.7
1/1/2011 to 12/31/2011	$13.23	$12.44	1,474.3
1/1/2012 to 12/31/2012	$12.44	$14.42	1,442.4

AFIS Growth-Income Fund
5/20/2005 to 12/31/2005	$10.54	$11.20	0
1/1/2006 to 12/31/2006	$11.20	$12.68	0
1/1/2007 to 12/31/2007	$12.68	$13.09	4,955.7
1/1/2008 to 12/31/2008	$13.09	$7.99	965.0
1/1/2009 to 12/31/2009	$7.99	$10.31	0.0
1/1/2010 to 12/31/2010	$10.31	$11.29	0.0
1/1/2011 to 12/31/2011	$11.29	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.58	0.0

AFIS International Fund
5/20/2005 to 12/31/2005	$10.96	$13.39	1,825.0977
1/1/2006 to 12/31/2006	$13.39	$15.66	6,522.999
1/1/2007 to 12/31/2007	$15.66	$18.47	11,717.6
1/1/2008 to 12/31/2008	$18.47	$10.50	15,634.8
1/1/2009 to 12/31/2009	$10.50	$14.77	17,605.3
1/1/2010 to 12/31/2010	$14.77	$15.56	15,567.3
1/1/2011 to 12/31/2011	$15.56	$13.16	2,958.8
1/1/2012 to 12/31/2012	$13.16	$15.25	2,567.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value V.I.
5/20/2005 to 12/31/2005	$10.41	$11.00	0
1/1/2006 to 12/31/2006	$11.00	$13.19	0
1/1/2007 to 12/31/2007	$13.19	$13.22	4,525.3
1/1/2008 to 12/31/2008	$13.22	$8.23	4,967.2
1/1/2009 to 12/31/2009	$8.23	$10.62	9,405.4
1/1/2010 to 12/31/2010	$10.62	$11.79	458.2
1/1/2011 to 12/31/2011	$11.79	$11.32	5,339.7
1/1/2012 to 12/31/2012	$11.32	$12.70	4,882.0

BlackRock Total Return V.I.
5/20/2005 to 12/31/2005	$10.11	$10.12	0
1/1/2006 to 12/31/2006	$10.12	10.39	0
1/1/2007 to 12/31/2007	$10.39	$10.60	293.3
1/1/2008 to 12/31/2008	$10.60	$9.17	2,381.8
1/1/2009 to 12/31/2009	$9.17	$10.63	2,564.1
1/1/2010 to 12/31/2010	$10.63	$11.47	6,132.0
1/1/2011 to 12/31/2011	$11.47	$11.99	8,563.9
1/1/2012 to 12/31/2012	$11.99	$12.77	7,904.9

BlackRock Money Market V.I.
5/20/2005 to 12/31/2005	$10.01	$10.10	0
1/1/2006 to 12/31/2006	$10.10	$10.39	6,995.4939
1/1/2007 to 12/31/2007	$10.39	$10.73	7,914.3
1/1/2008 to 12/31/2008	$10.73	$10.82	7,693.9
1/1/2009 to 12/31/2009	$10.82	$10.67	7,977.6
1/1/2010 to 12/31/2010	$10.67	$10.50	10,747.9
1/1/2011 to 12/31/2011	$10.50	$10.33	4,614.3
1/1/2012 to 12/31/2012	$10.33	$10.17	4,968.9

BlackRock Capital Appreciation V.I.
5/20/2005 to 12/31/2005	$10.60	$11.43	0
1/1/2006 to 12/31/2006	$11.43	$11.76	0
1/1/2007 to 12/31/2007	$11.76	$13.78	7,376.4
1/1/2008 to 12/31/2008	$13.78	$8.30	10,826.8
1/1/2009 to 12/31/2009	$8.30	$11.10	10,704.0
1/1/2010 to 12/31/2010	$11.10	$13.06	12,613.5
1/1/2011 to 12/31/2011	$13.06	$11.72	9,512.4
1/1/2012 to 12/31/2012	$11.72	$13.13	8,706.9

BlackRock Global Allocation V.I.
5/20/2005 to 12/31/2005	$10.72	$11.86	0
1/1/2006 to 12/31/2006	$11.86	$13.60	18,038.9956
1/1/2007 to 12/31/2007	$13.60	$15.66	20,161.2
1/1/2008 to 12/31/2008	$15.66	$12.42	24,609.4
1/1/2009 to 12/31/2009	$12.42	$14.81	67,811.0
1/1/2010 to 12/31/2010	$14.81	$16.04	70,785.7
1/1/2011 to 12/31/2011	$16.04	$15.24	72,635.6
1/1/2012 to 12/31/2012	$15.24	$16.54	72,201.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond V.I.
5/20/2005 to 12/31/2005	$10.17	$10.21	0
1/1/2006 to 12/31/2006	$10.21	$10.44	0
1/1/2007 to 12/31/2007	$10.44	$10.69	0.0
1/1/2008 to 12/31/2008	$10.69	$11.34	0.0
1/1/2009 to 12/31/2009	$11.34	$10.96	5,562.9
1/1/2010 to 12/31/2010	$10.96	$11.74	8,292.7
1/1/2011 to 12/31/2011	$11.74	$12.28	0.0
1/1/2012 to 12/31/2012	$12.28	$12.38	0.0

BlackRock High Yield V.I.
5/20/2005 to 12/31/2005	$9.93	$10.39	0
1/1/2006 to 12/31/2006	$10.39	$11.20	0
1/1/2007 to 12/31/2007	$11.20	$11.29	110.7
1/1/2008 to 12/31/2008	$11.29	$7.87	144.3
1/1/2009 to 12/31/2009	$7.87	$12.12	6,114.9
1/1/2010 to 12/31/2010	$12.12	$13.77	7,480.7
1/1/2011 to 12/31/2011	$13.77	$14.00	6,778.2
1/1/2012 to 12/31/2012	$14.00	$15.94	6,550.3

BlackRock S&P 500 Index V.I.
5/20/2005 to 12/31/2005	$10.67	$11.18	0
1/1/2006 to 12/31/2006	$11.18	$12.71	0
1/1/2007 to 12/31/2007	$12.71	$13.18	0.0
1/1/2008 to 12/31/2008	$13.18	$8.14	4,698.6
1/1/2009 to 12/31/2009	$8.14	$10.11	5,734.7
1/1/2010 to 12/31/2010	$10.11	$11.42	5,719.3
1/1/2011 to 12/31/2011	$11.42	$11.43	5,705.1
1/1/2012 to 12/31/2012	$11.43	$13.00	5,691.4

BlackRock International V.I.
5/20/2005 to 12/31/2005	$11.16	$12.69	2,263.346
1/1/2006 to 12/31/2006	$12.69	$15.98	2,138.1477
1/1/2007 to 12/31/2007	$15.98	$17.35	62.2
1/1/2008 to 12/31/2008	$17.35	$9.82	129.3
1/1/2009 to 12/31/2009	$9.82	$12.56	156.7
1/1/2010 to 12/31/2010	$12.56	$13.17	207.1
1/1/2011 to 12/31/2011	$13.17	$11.19	218.7
1/1/2012 to 12/31/2012	$11.19	$12.67	0.0

BlackRock Large Cap Core V.I.
5/20/2005 to 12/31/2005	$11.22	$12.52	0
1/1/2006 to 12/31/2006	$12.52	$14.13	4,497.5493
1/1/2007 to 12/31/2007	$14.13	$15.07	6,325.1
1/1/2008 to 12/31/2008	$15.07	$9.08	3,354.6
1/1/2009 to 12/31/2009	$9.08	$10.95	3,549.2
1/1/2010 to 12/31/2010	$10.95	$11.76	3,756.2
1/1/2011 to 12/31/2011	$11.76	$11.86	3,544.8
1/1/2012 to 12/31/2012	$11.86	$13.15	2,837.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth V.I.
5/20/2005 to 12/31/2005	$11.08	$12.19	3,243.3993
1/1/2006 to 12/31/2006	$12.19	$12.86	3,910.3127
1/1/2007 to 12/31/2007	$12.86	$13.72	0.0
1/1/2008 to 12/31/2008	$13.72	$8.01	0.0
1/1/2009 to 12/31/2009	$8.01	$9.99	10,444.3
1/1/2010 to 12/31/2010	$9.99	$11.36	1,002.5
1/1/2011 to 12/31/2011	$11.36	$11.46	0.0
1/1/2012 to 12/31/2012	$11.46	$12.99	0.0

BlackRock Large Cap Value V.I.
5/20/2005 to 12/31/2005	$11.30	$12.86	4,988.7107
1/1/2006 to 12/31/2006	$12.86	$14.68	2,878.6034
1/1/2007 to 12/31/2007	$14.68	$15.30	0.0
1/1/2008 to 12/31/2008	$15.30	$9.44	0.0
1/1/2009 to 12/31/2009	$9.44	$10.63	0.0
1/1/2010 to 12/31/2010	$10.63	$11.36	981.8
1/1/2011 to 12/31/2011	$11.36	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.40	0.0

BlackRock Value Opportunities V.I.
5/20/2005 to 12/31/2005	$10.43	$12.01	0
1/1/2006 to 12/31/2006	$12.01	$13.34	0
1/1/2007 to 12/31/2007	$13.34	$13.01	423.2
1/1/2008 to 12/31/2008	$13.01	$7.68	609.8
1/1/2009 to 12/31/2009	$7.68	$9.69	566.8
1/1/2010 to 12/31/2010	$9.69	$12.28	0.0
1/1/2011 to 12/31/2011	$12.28	$11.79	0.0
1/1/2012 to 12/31/2012	$11.79	$13.18	0.0

BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.69	0.0
1/1/2010 to 12/31/2010	$7.69	$8.40	0.0
1/1/2011 to 12/31/2011	$8.40	$7.23	0.0
1/1/2012 to 12/31/2012	$7.23	$8.13	0.0

Davis Value
5/20/2005 to 12/31/2005	$10.67	$11.64	3,823.4864
1/1/2006 to 12/31/2006	$11.64	$13.18	10,385.9974
1/1/2007 to 12/31/2007	$13.18	$13.57	3,469.1
1/1/2008 to 12/31/2008	$13.57	$7.97	2,309.5
1/1/2009 to 12/31/2009	$7.97	$10.29	11,548.6
1/1/2010 to 12/31/2010	$10.29	$11.42	3,164.1
1/1/2011 to 12/31/2011	$11.42	$10.77	9,031.8
1/1/2012 to 12/31/2012	$10.77	$11.98	8,875.4

Dreyfus VIF Appreciation
5/20/2005 to 12/31/2005	$10.75	$10.93	4,289.7013
1/1/2006 to 12/31/2006	$10.93	$12.52	3,603.7371
1/1/2007 to 12/31/2007	$12.52	$13.18	7,532.7
1/1/2008 to 12/31/2008	$13.18	$9.12	10,029.7
1/1/2009 to 12/31/2009	$9.12	$10.98	1,615.3
1/1/2010 to 12/31/2010	$10.98	$12.45	6,194.4
1/1/2011 to 12/31/2011	$12.45	$13.34	2,159.5
1/1/2012 to 12/31/2012	$13.34	$14.47	1,830.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Income
5/20/2005 to 12/31/2005	$10.09	$10.28	8,494.6428
1/1/2006 to 12/31/2006	$10.28	$10.69	11,712.2309
1/1/2007 to 12/31/2007	$10.69	$10.70	0.0
1/1/2008 to 12/31/2008	$10.70	$7.67	0.0
1/1/2009 to 12/31/2009	$7.67	$10.92	5,875.1
1/1/2010 to 12/31/2010	$10.92	$11.74	5,875.1
1/1/2011 to 12/31/2011	$11.74	$11.86	12,053.6
1/1/2012 to 12/31/2012	$11.86	$12.54	12,040.0

Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.51	5,499.5
1/1/2008 to 12/31/2008	$10.51	$6.73	5,741.2
1/1/2009 to 12/31/2009	$6.73	$7.84	11,872.2
1/1/2010 to 12/31/2010	$7.84	$8.92	15,655.9
1/1/2011 to 12/31/2011	$8.92	$8.27	2,858.7
1/1/2012 to 12/31/2012	$8.27	$9.37	1,974.7

Federated Managed Tail Risk Fund II
5/20/2005 to 12/31/2005	$10.58	$10.87	0
1/1/2006 to 12/31/2006	$10.87	$12.43	0
1/1/2007 to 12/31/2007	$12.43	$13.44	7,814.2
1/1/2008 to 12/31/2008	$13.44	$9.34	11,956.5
1/1/2009 to 12/31/2009	$9.34	$10.43	13,199.0
1/1/2010 to 12/31/2010	$10.43	$11.61	2,092.0
1/1/2011 to 12/31/2011	$11.61	$10.82	0.0
1/1/2012 to 12/31/2012	$10.82	$11.73	0.0

Federated Kaufmann
5/20/2005 to 12/31/2005	$10.98	$12.49	0
1/1/2006 to 12/31/2006	$12.49	$14.12	0
1/1/2007 to 12/31/2007	$14.12	$16.82	1645.8
1/1/2008 to 12/31/2008	$16.82	$9.63	1106.4
1/1/2009 to 12/31/2009	$9.63	$12.28	950.7
1/1/2010 to 12/31/2010	$12.28	$14.26	0.0
1/1/2011 to 12/31/2011	$14.26	$12.17	0.0
1/1/2012 to 12/31/2012	$12.17	$14.05	0.0

Templeton Foreign Securities
5/20/2005 to 12/31/2005	$11.02	$12.28	2,312.672
1/1/2006 to 12/31/2006	$12.28	$14.70	7,398.2929
1/1/2007 to 12/31/2007	$14.70	$16.72	6,162.4
1/1/2008 to 12/31/2008	$16.72	$9.82	4,047.8
1/1/2009 to 12/31/2009	$9.82	$13.25	3,861.8
1/1/2010 to 12/31/2010	$13.25	$14.16	1,763.2
1/1/2011 to 12/31/2011	$14.16	$12.46	4,317.0
1/1/2012 to 12/31/2012	$12.46	$14.52	4,336.2

Templeton Growth Securities
5/20/2005 to 12/31/2005	$10.91	$11.89	1,028.0394
1/1/2006 to 12/31/2006	$11.89	$14.27	0
1/1/2007 to 12/31/2007	$14.27	$14.38	831.9
1/1/2008 to 12/31/2008	$14.38	$8.17	924.8
1/1/2009 to 12/31/2009	$8.17	$10.55	834.9
1/1/2010 to 12/31/2010	$10.55	$11.17	881.4
1/1/2011 to 12/31/2011	$11.17	$10.24	904.1
1/1/2012 to 12/31/2012	$10.24	$12.21	889.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.40	14,431.5
1/1/2008 to 12/31/2008	$13.40	$7.35	8,306.0
1/1/2009 to 12/31/2009	$7.35	$10.58	12,227.5
1/1/2010 to 12/31/2010	$10.58	$11.10	1,189.9
1/1/2011 to 12/31/2011	$11.10	$10.17	1,309.9
1/1/2012 to 12/31/2012	$10.17	$12.41	1,139.7

Janus Aspen - Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.60	2,385.5
1/1/2008 to 12/31/2008	$11.60	$6.42	1,682.7
1/1/2009 to 12/31/2009	$6.42	$9.13	1,278.2
1/1/2010 to 12/31/2010	$9.13	$11.29	0.0
1/1/2011 to 12/31/2011	$11.29	$10.94	1,153.9
1/1/2012 to 12/31/2012	$10.94	$12.61	1,151.2

Oppenheimer Capital Appreciation
5/20/2005 to 12/31/2005	$10.62	$11.17	3,955.4024
1/1/2006 to 12/31/2006	$11.17	$11.85	4,001.0731
1/1/2007 to 12/31/2007	$11.85	$13.29	0.0
1/1/2008 to 12/31/2008	$13.29	$7.11	0.0
1/1/2009 to 12/31/2009	$7.11	$10.10	0.0
1/1/2010 to 12/31/2010	$10.10	$10.86	0.0
1/1/2011 to 12/31/2011	$10.86	$10.55	0.0
1/1/2012 to 12/31/2012	$10.55	$11.83	0.0

Oppenheimer Main Street/VA
5/20/2005 to 12/31/2005	$10.62	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$12.76	0
1/1/2007 to 12/31/2007	$12.76	$13.09	0.0
1/1/2008 to 12/31/2008	$13.09	$7.91	0.0
1/1/2009 to 12/31/2009	$7.91	$9.98	0.0
1/1/2010 to 12/31/2010	$9.98	$11.38	0.0
1/1/2011 to 12/31/2011	$11.38	$11.18	0.0
1/1/2012 to 12/31/2012	$11.18	$12.84	0.0

Oppenheimer Main Street Small Cap Fund®/VA(2)
5/20/2005 to 12/31/2005	$10.88	$12.32	164.2837
1/1/2006 to 12/31/2006	$12.32	$13.92	0.0
1/1/2007 to 12/31/2007	$13.92	$13.52	0.0
1/1/2008 to 12/31/2008	$13.52	$8.26	0.0
1/1/2009 to 12/31/2009	$8.26	$11.13	0.0
1/1/2010 to 12/31/2010	$11.13	$13.50	0.0
1/1/2011 to 12/31/2011	$13.50	$12.98	0.0
1/1/2012 to 12/31/2012	$12.98	$15.05	0.0

Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.04	$11.94	0
1/1/2007 to 12/31/2007	$11.94	$16.76	203.1
1/1/2008 to 12/31/2008	$16.76	$6.88	397.7
1/1/2009 to 12/31/2009	$6.88	$11.80	2,358.1
1/1/2010 to 12/31/2010	$11.80	$13.44	0.0
1/1/2011 to 12/31/2011	$13.44	$10.12	1,640.7
1/1/2012 to 12/31/2012	$10.12	$11.13	1,636.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Fund VCT
5/20/2005 to 12/31/2005	$10.68	$11.35	3,146.4
1/1/2006 to 12/31/2006	$11.35	$13.00	6,300.994
1/1/2007 to 12/31/2007	$13.00	$13.42	0.0
1/1/2008 to 12/31/2008	$13.42	$8.68	0.0
1/1/2009 to 12/31/2009	$8.68	$10.68	0.0
1/1/2010 to 12/31/2010	$10.68	$12.18	0.0
1/1/2011 to 12/31/2011	$12.18	$11.45	0.0
1/1/2012 to 12/31/2012	$11.45	$12.40	0.0

Pioneer High Yield VCT
5/20/2005 to 12/31/2005	$9.79	$10.29	0
1/1/2006 to 12/31/2006	$10.29	$10.97	0
1/1/2007 to 12/31/2007	$10.97	$11.41	588.8
1/1/2008 to 12/31/2008	$11.41	$7.22	755.8
1/1/2009 to 12/31/2009	$7.22	$11.39	2,541.5
1/1/2010 to 12/31/2010	$11.39	$13.20	0.0
1/1/2011 to 12/31/2011	$13.20	$12.74	0.0
1/1/2012 to 12/31/2012	$12.74	$14.52	0.0

Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.60	$6.29	1,671.3
1/1/2009 to 12/31/2009	$6.29	$8.15	1,432.2
1/1/2010 to 12/31/2010	$8.15	$10.31	0.0
1/1/2011 to 12/31/2011	$10.31	$11.14	3,172.9
1/1/2012 to 12/31/2012	$11.14	$12.73	3,165.3

PIMCO CommodityRealReturn® Strategy
5/20/2005 to 12/31/2005	$10.03	$11.39	6,334.1065
1/1/2006 to 12/31/2006	$11.39	$10.86	8,448.0536
1/1/2007 to 12/31/2007	$10.86	$13.17	4,098.8
1/1/2008 to 12/31/2008	$13.17	$7.28	2,888.8
1/1/2009 to 12/31/2009	$7.28	$10.14	1,684.0
1/1/2010 to 12/31/2010	$10.14	$12.43	1,223.6
1/1/2011 to 12/31/2011	$12.43	$11.31	3,488.6
1/1/2012 to 12/31/2012	$11.31	$11.73	3,519.5

PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.03	$10.49	0
1/1/2008 to 12/31/2008	$10.49	$10.28	0
1/1/2009 to 12/31/2009	$10.28	$11.47	10,876.8
1/1/2010 to 12/31/2010	$11.47	$11.89	18,271.0
1/1/2011 to 12/31/2011	$11.89	$11.83	13,159.1
1/1/2012 to 12/31/2012	$11.83	$12.33	14,016.4

PIMCO Real Return
5/20/2005 to 12/31/2005	$10.34	$10.28	5,354.4765
1/1/2006 to 12/31/2006	$10.28	$10.19	5,767.529
1/1/2007 to 12/31/2007	$10.19	$11.09	12,394.4
1/1/2008 to 12/31/2008	$11.09	$10.15	13,674.8
1/1/2009 to 12/31/2009	$10.15	$11.82	19,172.4
1/1/2010 to 12/31/2010	$11.82	$12.58	22,884.9
1/1/2011 to 12/31/2011	$12.58	$13.83	20,049.4
1/1/2012 to 12/31/2012	$13.83	$14.80	20,852.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return
5/20/2005 to 12/31/2005	$10.20	$10.18	16,795.1318
1/1/2006 to 12/31/2006	$10.18	$10.40	23,959.6097
1/1/2007 to 12/31/2007	$10.40	$11.13	34,332.0
1/1/2008 to 12/31/2008	$11.13	$11.48	52,037.5
1/1/2009 to 12/31/2009	$11.48	$12.89	58,042.4
1/1/2010 to 12/31/2010	$12.89	$13.72	49,137.4
1/1/2011 to 12/31/2011	$13.72	$13.99	32,923.5
1/1/2012 to 12/31/2012	$13.99	$15.09	34,159.0

TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.76	0.0
1/1/2009 to 12/31/2009	$6.76	$8.73	0.0
1/1/2010 to 12/31/2010	$8.73	$9.38	0.0
1/1/2011 to 12/31/2011	$9.38	$9.38	0.0
1/1/2012 to 12/31/2012	$9.38	$9.77	0.0

TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.79	0.0
1/1/2010 to 12/31/2010	$7.79	$9.01	18,326.1
1/1/2011 to 12/31/2011	$9.01	$8.52	3,766.7
1/1/2012 to 12/31/2012	$8.52	$9.46	3,271.5

TA Morgan Stanley Mid-Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	2,091.0
1/1/2012 to 12/31/2012	$10.00	$10.70	2,202.0

TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.57	4,125.3
1/1/2010 to 12/31/2010	$8.57	$10.97	5,808.6
1/1/2011 to 12/31/2011	$10.97	$10.49	6,391.9
1/1/2012 to 12/31/2012	$10.49	$11.98	5,610.7

Invesco V.I. Comstock Fund
5/20/2005 to 12/31/2005	$10.74	$11.19	3,213.0255
1/1/2006 to 12/31/2006	$11.19	$12.81	678.991
1/1/2007 to 12/31/2007	$12.81	$12.35	0.0
1/1/2008 to 12/31/2008	$12.35	$7.82	0.0
1/1/2009 to 12/31/2009	$7.82	$9.91	0.0
1/1/2010 to 12/31/2010	$9.91	$11.31	11,484.3
1/1/2011 to 12/31/2011	$11.31	$10.93	2,605.6
1/1/2012 to 12/31/2012	$10.93	$12.82	1,911.3

Wanger International
4/27/2007 to 12/31/2007	$10.74	$11.25	1,177.7
1/1/2008 to 12/31/2008	$11.25	$6.02	232.3
1/1/2009 to 12/31/2009	$6.02	$8.88	256.2
1/1/2010 to 12/31/2010	$8.88	$10.91	5,603.8
1/1/2011 to 12/31/2011	$10.91	$9.17	1,258.6
1/1/2012 to 12/31/2012	$9.17	$10.97	960.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Wanger USA
5/20/2005 to 12/31/2005	$11.14	$12.49	324.1825
1/1/2006 to 12/31/2006	$12.49	$13.26	4,010.027
1/1/2007 to 12/31/2007	$13.26	$13.75	2,151.1
1/1/2008 to 12/31/2008	$13.75	$8.16	2,662.4
1/1/2009 to 12/31/2009	$8.16	$11.42	2,258.0
1/1/2010 to 12/31/2010	$11.42	$13.87	2,093.5
1/1/2011 to 12/31/2011	$13.87	$13.18	1,231.2
1/1/2012 to 12/31/2012	$13.18	$15.56	1,171.3

Class XC

(if you purchased your policy prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund(1)
5/20/2005 to 12/31/2005	$10.78	$11.50	0
1/1/2006 to 12/31/2006	$11.50	$12.80	0
1/1/2007 to 12/31/2007	$12.80	$12.79	9,029.1
1/1/2008 to 12/31/2008	$12.79	$6.07	8,953.1
1/1/2009 to 12/31/2009	$6.07	$8.83	8,866.9
1/1/2010 to 12/31/2010	$8.83	$9.33	8,788.2
1/1/2011 to 12/31/2011	$9.33	$8.90	8,710.7
1/1/2012 to 12/31/2012	$8.90	$10.30	8,632.6

Invesco V.I. Mid Cap Core Equity
5/20/2005 to 12/31/2005	$10.66	$11.40	0
1/1/2006 to 12/31/2006	$11.40	$12.48	5,303.3493
1/1/2007 to 12/31/2007	$12.48	$13.45	8,014.6
1/1/2008 to 12/31/2008	$13.45	$9.45	7,557.8
1/1/2009 to 12/31/2009	$9.45	$12.11	31,390.8
1/1/2010 to 12/31/2010	$12.11	$13.59	7,121.9
1/1/2011 to 12/31/2011	$13.59	$12.52	7,668.9
1/1/2012 to 12/31/2012	$12.52	$13.66	7,795.8

AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.54	$10.43	0.0
1/1/2008 to 12/31/2008	$10.43	$4.80	48,627.3
1/1/2009 to 12/31/2009	$4.80	$6.37	46,831.0
1/1/2010 to 12/31/2010	$6.37	$6.55	46,690.7
1/1/2011 to 12/31/2011	$6.55	$5.20	0.0
1/1/2012 to 12/31/2012	$5.20	$5.86	0.0

AllianceBernstein VPS Small/Mid Cap Value
5/20/2005 to 12/31/2005	$10.76	$11.69	48,063.9724
1/1/2006 to 12/31/2006	$11.69	$13.16	89,396.4384
1/1/2007 to 12/31/2007	$13.16	$13.16	31,895.2
1/1/2008 to 12/31/2008	$13.16	$8.34	28,125.0
1/1/2009 to 12/31/2009	$8.34	$11.72	17,076.4
1/1/2010 to 12/31/2010	$11.72	$14.63	15,828.3
1/1/2011 to 12/31/2011	$14.63	$13.19	35,897.5
1/1/2012 to 12/31/2012	$13.19	$15.40	15,667.1

AllianceBernstein VPS Value
5/20/2005 to 12/31/2005	$10.76	$11.35	0
1/1/2006 to 12/31/2006	$11.35	$13.54	13,675.3204
1/1/2007 to 12/31/2007	$13.54	$12.79	21,579.7
1/1/2008 to 12/31/2008	$12.79	$7.44	19,343.0
1/1/2009 to 12/31/2009	$7.44	$8.87	19,092.1
1/1/2010 to 12/31/2010	$8.87	$9.76	19,264.4
1/1/2011 to 12/31/2011	$9.76	$9.26	17,736.1
1/1/2012 to 12/31/2012	$9.26	$10.54	17,923.1

American Century VP Ultra
5/20/2005 to 12/31/2005	$10.47	$11.02	0
1/1/2006 to 12/31/2006	$11.02	$10.48	0
1/1/2007 to 12/31/2007	$10.48	$12.48	0.0
1/1/2008 to 12/31/2008	$12.48	$7.18	0.0
1/1/2009 to 12/31/2009	$7.18	$9.50	0.0
1/1/2010 to 12/31/2010	$9.50	$10.85	0.0
1/1/2011 to 12/31/2011	$10.85	$10.79	0.0
1/1/2012 to 12/31/2012	$10.79	$12.09	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Asset Allocation Fund
5/20/2005 to 12/31/2005	$10.36	$11.23	4,896.2837
1/1/2006 to 12/31/2006	$11.23	$12.65	17,532.0919
1/1/2007 to 12/31/2007	$12.65	$13.24	26,564.0
1/1/2008 to 12/31/2008	$13.24	$9.16	25,080.1
1/1/2009 to 12/31/2009	$9.16	$11.16	25,631.9
1/1/2010 to 12/31/2010	$11.16	$12.33	15,552.0
1/1/2011 to 12/31/2011	$12.33	$12.27	22,453.7
1/1/2012 to 12/31/2012	$12.27	$14.01	30,993.8

AFIS Bond Fund
5/20/2005 to 12/31/2005	$9.98	$10.14	22,171.1846
1/1/2006 to 12/31/2006	$10.14	$10.65	126,158.1443
1/1/2007 to 12/31/2007	$10.65	$10.81	192,478.1
1/1/2008 to 12/31/2008	$10.81	$9.62	141,153.2
1/1/2009 to 12/31/2009	$9.62	$10.64	118,739.8
1/1/2010 to 12/31/2010	$10.64	$11.13	27,919.4
1/1/2011 to 12/31/2011	$11.13	$11.60	27,142.4
1/1/2012 to 12/31/2012	$11.60	$12.00	24,384.5

AFIS Growth Fund
5/20/2005 to 12/31/2005	$10.91	$12.57	85,228.2661
1/1/2006 to 12/31/2006	$12.57	$13.61	205,559.9822
1/1/2007 to 12/31/2007	$13.61	$15.01	108,558.7
1/1/2008 to 12/31/2008	$15.01	$8.26	160,807.4
1/1/2009 to 12/31/2009	$8.26	$11.31	54,076.8
1/1/2010 to 12/31/2010	$11.31	$13.19	41,636.9
1/1/2011 to 12/31/2011	$13.19	$12.40	37,234.1
1/1/2012 to 12/31/2012	$12.40	$14.36	36,762.5

AFIS Growth-Income Fund
5/20/2005 to 12/31/2005	$10.54	$11.20	12,954.4288
1/1/2006 to 12/31/2006	$11.20	$12.67	47,224.1683
1/1/2007 to 12/31/2007	$12.67	$13.07	48,151.7
1/1/2008 to 12/31/2008	$13.07	$7.98	96,210.5
1/1/2009 to 12/31/2009	$7.98	$10.28	96,116.0
1/1/2010 to 12/31/2010	$10.28	$11.26	84,438.3
1/1/2011 to 12/31/2011	$11.26	$10.85	33,581.9
1/1/2012 to 12/31/2012	$10.85	$12.52	33,330.3

AFIS International Fund
5/20/2005 to 12/31/2005	$10.96	$13.39	50,298.6919
1/1/2006 to 12/31/2006	$13.39	$15.64	132,574.3438
1/1/2007 to 12/31/2007	$15.64	$18.44	159,714.4
1/1/2008 to 12/31/2008	$18.44	$10.48	164,518.9
1/1/2009 to 12/31/2009	$10.48	$14.73	176,705.3
1/1/2010 to 12/31/2010	$14.73	$15.51	164,307.2
1/1/2011 to 12/31/2011	$15.51	$13.11	154,323.2
1/1/2012 to 12/31/2012	$13.11	$15.18	124,496.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value V.I.
5/20/2005 to 12/31/2005	$10.40	$10.99	8,828.574
1/1/2006 to 12/31/2006	$10.99	$13.18	12,066.718
1/1/2007 to 12/31/2007	$13.18	$13.20	65,861.0
1/1/2008 to 12/31/2008	$13.20	$8.21	61,677.7
1/1/2009 to 12/31/2009	$8.21	$10.59	115,459.9
1/1/2010 to 12/31/2010	$10.59	$11.78	21,536.4
1/1/2011 to 12/31/2011	$11.78	$11.28	19,879.2
1/1/2012 to 12/31/2012	$11.28	$12.65	20,468.6

BlackRock Total Return V.I.
5/20/2005 to 12/31/2005	$10.11	$10.11	4,330.6585
1/1/2006 to 12/31/2006	$10.11	$10.38	4,305.2257
1/1/2007 to 12/31/2007	$10.38	$10.59	17,354.3
1/1/2008 to 12/31/2008	$10.59	$9.15	17,209.4
1/1/2009 to 12/31/2009	$9.15	$10.61	17,044.6
1/1/2010 to 12/31/2010	$10.61	$11.43	16,896.4
1/1/2011 to 12/31/2011	$11.43	$11.94	16,751.6
1/1/2012 to 12/31/2012	$11.94	$12.72	16,606.3

BlackRock Money Market V.I.
5/20/2005 to 12/31/2005	$10.01	$10.10	10,383.4577
1/1/2006 to 12/31/2006	$10.10	$10.38	13,147.8401
1/1/2007 to 12/31/2007	$10.38	$10.71	29,710.4
1/1/2008 to 12/31/2008	$10.71	$10.80	31,359.1
1/1/2009 to 12/31/2009	$10.80	$10.64	43,203.1
1/1/2010 to 12/31/2010	$10.64	$10.47	33,279.7
1/1/2011 to 12/31/2011	$10.47	$10.30	24,749.6
1/1/2012 to 12/31/2012	$10.30	$10.13	21,208.4

BlackRock Capital Appreciation V.I.
5/20/2005 to 12/31/2005	$10.59	$11.43	9,828.7833
1/1/2006 to 12/31/2006	$11.43	$11.75	14,323.2789
1/1/2007 to 12/31/2007	$11.75	$13.76	111,250.2
1/1/2008 to 12/31/2008	$13.76	$8.28	122,395.6
1/1/2009 to 12/31/2009	$8.28	$11.07	121,951.5
1/1/2010 to 12/31/2010	$11.07	$13.02	145,161.0
1/1/2011 to 12/31/2011	$13.02	$11.67	163,329.5
1/1/2012 to 12/31/2012	$11.67	$13.07	125,447.0

BlackRock Global Allocation V.I.
5/20/2005 to 12/31/2005	$10.72	$11.85	7,582.8283
1/1/2006 to 12/31/2006	$11.85	$13.58	27,964.0267
1/1/2007 to 12/31/2007	$13.58	$15.63	41,450.5
1/1/2008 to 12/31/2008	$15.63	$12.39	38,066.1
1/1/2009 to 12/31/2009	$12.39	$14.77	39,440.4
1/1/2010 to 12/31/2010	$14.77	$15.99	45,843.5
1/1/2011 to 12/31/2011	$15.99	$15.18	92,932.1
1/1/2012 to 12/31/2012	$15.18	$16.47	71,104.2

BlackRock U.S. Government Bond V.I.
5/20/2005 to 12/31/2005	$10.17	$10.20	0
1/1/2006 to 12/31/2006	$10.20	$10.43	0
1/1/2007 to 12/31/2007	$10.43	$10.68	13,072.1
1/1/2008 to 12/31/2008	$10.68	$11.32	12,962.1
1/1/2009 to 12/31/2009	$11.32	$10.94	12,837.2
1/1/2010 to 12/31/2010	$10.94	$11.70	12,723.4
1/1/2011 to 12/31/2011	$11.70	$12.24	12,611.2
1/1/2012 to 12/31/2012	$12.24	$12.33	12,498.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Yield V.I.
5/20/2005 to 12/31/2005	$9.92	$10.39	4,707.5578
1/1/2006 to 12/31/2006	$10.39	$11.19	6,490.6291
1/1/2007 to 12/31/2007	$11.19	$11.27	6,621.7
1/1/2008 to 12/31/2008	$11.27	$7.85	6,725.4
1/1/2009 to 12/31/2009	$7.85	$12.09	6,824.6
1/1/2010 to 12/31/2010	$12.09	$13.72	24,842.4
1/1/2011 to 12/31/2011	$13.72	$13.95	34,728.7
1/1/2012 to 12/31/2012	$13.95	$15.87	35,910.0

BlackRock S&P 500 Index V.I.
5/20/2005 to 12/31/2005	$10.67	$11.17	0
1/1/2006 to 12/31/2006	$11.17	$12.69	8,458.0697
1/1/2007 to 12/31/2007	$12.69	$13.16	6,246.3
1/1/2008 to 12/31/2008	$13.16	$8.13	3,544.9
1/1/2009 to 12/31/2009	$8.13	$10.09	6,582.2
1/1/2010 to 12/31/2010	$10.09	$11.38	6,806.7
1/1/2011 to 12/31/2011	$11.38	$11.39	6,345.3
1/1/2012 to 12/31/2012	$11.39	$12.95	6,436.1

BlackRock International V.I.
5/20/2005 to 12/31/2005	$11.16	$12.68	7,856.7592
1/1/2006 to 12/31/2006	$12.68	$15.96	12,644.4165
1/1/2007 to 12/31/2007	$15.96	$17.32	13,475.7
1/1/2008 to 12/31/2008	$17.32	$9.80	14,127.5
1/1/2009 to 12/31/2009	$9.80	$12.52	18,907.5
1/1/2010 to 12/31/2010	$12.52	$13.13	19,242.3
1/1/2011 to 12/31/2011	$13.13	$11.15	19,272.2
1/1/2012 to 12/31/2012	$11.15	$12.62	20,003.6

BlackRock Large Cap Core V.I.
5/20/2005 to 12/31/2005	$11.21	$12.51	12,818.8381
1/1/2006 to 12/31/2006	$12.51	$14.12	23,091.6593
1/1/2007 to 12/31/2007	$14.12	$15.04	23,620.3
1/1/2008 to 12/31/2008	$15.04	$9.06	16,978.4
1/1/2009 to 12/31/2009	$9.06	$10.92	22,319.8
1/1/2010 to 12/31/2010	$10.92	$11.73	22,448.9
1/1/2011 to 12/31/2011	$11.73	$11.81	21,776.6
1/1/2012 to 12/31/2012	$11.81	$13.10	49,541.3

BlackRock Large Cap Growth V.I.
5/20/2005 to 12/31/2005	$11.08	$12.19	0
1/1/2006 to 12/31/2006	$12.19	$12.85	0
1/1/2007 to 12/31/2007	$12.85	$13.70	0.0
1/1/2008 to 12/31/2008	$13.70	$7.99	0.0
1/1/2009 to 12/31/2009	$7.99	$9.97	115,158.1
1/1/2010 to 12/31/2010	$9.97	$11.32	2,550.2
1/1/2011 to 12/31/2011	$11.32	$11.41	0.0
1/1/2012 to 12/31/2012	$11.41	$12.94	0.0

BlackRock Large Cap Value V.I.
5/20/2005 to 12/31/2005	$11.29	$12.85	29,640.5975
1/1/2006 to 12/31/2006	$12.85	$14.67	5,088.9396
1/1/2007 to 12/31/2007	$14.67	$15.27	2,327.7
1/1/2008 to 12/31/2008	$15.27	$9.42	280.2
1/1/2009 to 12/31/2009	$9.42	$10.60	3,800.6
1/1/2010 to 12/31/2010	$10.60	$11.32	4,027.7
1/1/2011 to 12/31/2011	$11.32	$11.06	3,949.0
1/1/2012 to 12/31/2012	$11.06	$12.35	3,920.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Value Opportunities V.I.
5/20/2005 to 12/31/2005	$10.42	$12.01	3,749.8293
1/1/2006 to 12/31/2006	$12.01	$13.32	3,751.4396
1/1/2007 to 12/31/2007	$13.32	$12.99	5,695.5
1/1/2008 to 12/31/2008	$12.99	$7.66	6,147.4
1/1/2009 to 12/31/2009	$7.66	$9.67	6,483.5
1/1/2010 to 12/31/2010	$9.67	$12.24	5,728.1
1/1/2011 to 12/31/2011	$12.24	$11.75	6,518.2
1/1/2012 to 12/31/2012	$11.75	$13.12	8,968.7

BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.68	0.0
1/1/2010 to 12/31/2010	$7.68	$8.38	0.0
1/1/2011 to 12/31/2011	$8.38	$7.22	0.0
1/1/2012 to 12/31/2012	$7.22	$8.11	0.0

Davis Value
5/20/2005 to 12/31/2005	$10.67	$11.64	0
1/1/2006 to 12/31/2006	$11.64	$13.16	80,833.1034
1/1/2007 to 12/31/2007	$13.16	$13.55	17,557.3
1/1/2008 to 12/31/2008	$13.55	$7.95	19,143.8
1/1/2009 to 12/31/2009	$7.95	$10.26	118,495.2
1/1/2010 to 12/31/2010	$10.26	$11.38	23,198.7
1/1/2011 to 12/31/2011	$11.38	$10.73	20,902.8
1/1/2012 to 12/31/2012	$10.73	$11.93	16,904.6

Dreyfus VIF Appreciation
5/20/2005 to 12/31/2005	$10.75	$10.93	63,594.3473
1/1/2006 to 12/31/2006	$10.93	$12.50	81,061.1376
1/1/2007 to 12/31/2007	$12.50	$13.15	83,930.4
1/1/2008 to 12/31/2008	$13.15	$9.10	91,472.4
1/1/2009 to 12/31/2009	$9.10	$10.95	1,915.7
1/1/2010 to 12/31/2010	$10.95	$12.41	58,988.1
1/1/2011 to 12/31/2011	$12.41	$13.29	51,507.8
1/1/2012 to 12/31/2012	$13.29	$14.41	41,079.6

Eaton Vance Floating-Rate Income
5/20/2005 to 12/31/2005	$10.08	$10.27	32,677.7481
1/1/2006 to 12/31/2006	$10.27	$10.68	77,789.4883
1/1/2007 to 12/31/2007	$10.68	$10.68	13,685.8
1/1/2008 to 12/31/2008	$10.68	$7.66	16,295.0
1/1/2009 to 12/31/2009	$7.66	$10.89	14,581.5
1/1/2010 to 12/31/2010	$10.89	$11.70	14,092.8
1/1/2011 to 12/31/2011	$11.70	$11.82	13,908.6
1/1/2012 to 12/31/2012	$11.82	$12.49	28,427.7

Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.51	63,494.7
1/1/2008 to 12/31/2008	$10.51	$6.73	69,186.0
1/1/2009 to 12/31/2009	$6.73	$7.83	120,876.2
1/1/2010 to 12/31/2010	$7.83	$8.91	169,778.6
1/1/2011 to 12/31/2011	$8.91	$8.25	161,480.4
1/1/2012 to 12/31/2012	$8.25	$9.35	111,817.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Managed Tail Risk Fund II
5/20/2005 to 12/31/2005	$10.58	$10.86	0
1/1/2006 to 12/31/2006	$10.86	$12.41	0
1/1/2007 to 12/31/2007	$12.41	$13.42	80,340.7
1/1/2008 to 12/31/2008	$13.42	$9.32	87,280.3
1/1/2009 to 12/31/2009	$9.32	$10.40	99,865.3
1/1/2010 to 12/31/2010	$10.40	$11.57	0.0
1/1/2011 to 12/31/2011	$11.57	$10.78	0.0
1/1/2012 to 12/31/2012	$10.78	$11.69	0.0

Federated Kaufmann
5/20/2005 to 12/31/2005	$10.98	$12.48	0
1/1/2006 to 12/31/2006	$12.48	$14.11	7,922.4028
1/1/2007 to 12/31/2007	$14.11	$16.79	40,300.2
1/1/2008 to 12/31/2008	$16.79	$9.61	27,083.9
1/1/2009 to 12/31/2009	$9.61	$12.25	26,885.1
1/1/2010 to 12/31/2010	$12.25	$14.21	13,942.5
1/1/2011 to 12/31/2011	$14.21	$12.13	12,670.3
1/1/2012 to 12/31/2012	$12.13	$13.99	12,752.3

Templeton Foreign Securities
5/20/2005 to 12/31/2005	$11.02	$12.28	2,206.8546
1/1/2006 to 12/31/2006	$12.28	$14.68	17,138.0812
1/1/2007 to 12/31/2007	$14.68	$16.69	18,991.1
1/1/2008 to 12/31/2008	$16.69	$9.80	15,236.7
1/1/2009 to 12/31/2009	$9.80	$13.22	13,843.3
1/1/2010 to 12/31/2010	$13.22	$14.11	13,980.0
1/1/2011 to 12/31/2011	$14.11	$12.42	14,194.3
1/1/2012 to 12/31/2012	$12.42	$14.46	15,259.0

Templeton Growth Securities
5/20/2005 to 12/31/2005	$10.91	$11.88	24,741.6313
1/1/2006 to 12/31/2006	$11.88	$14.25	3,207.7273
1/1/2007 to 12/31/2007	$14.25	$14.36	7,950.6
1/1/2008 to 12/31/2008	$14.36	$8.16	9,395.9
1/1/2009 to 12/31/2009	$8.16	$10.53	7,435.1
1/1/2010 to 12/31/2010	$10.53	$11.13	7,432.3
1/1/2011 to 12/31/2011	$11.13	$10.20	6,526.6
1/1/2012 to 12/31/2012	$10.20	$12.16	2,990.1

Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.40	184,235.5
1/1/2008 to 12/31/2008	$13.40	$7.35	133,305.6
1/1/2009 to 12/31/2009	$7.35	$10.56	172,448.8
1/1/2010 to 12/31/2010	$10.56	$11.07	57,884.3
1/1/2011 to 12/31/2011	$11.07	$10.15	2,452.2
1/1/2012 to 12/31/2012	$10.15	$12.38	2,432.4

Janus Aspen - Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.60	38,938.1
1/1/2008 to 12/31/2008	$11.60	$6.41	25,320.7
1/1/2009 to 12/31/2009	$6.41	$9.12	17,680.1
1/1/2010 to 12/31/2010	$9.12	$11.27	429.1
1/1/2011 to 12/31/2011	$11.27	$10.92	0.0
1/1/2012 to 12/31/2012	$10.92	$12.57	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation
5/20/2005 to 12/31/2005	$10.61	$11.16	0
1/1/2006 to 12/31/2006	$11.16	$11.83	380.3708
1/1/2007 to 12/31/2007	$11.83	$13.27	359.5
1/1/2008 to 12/31/2008	$13.27	$7.10	15,880.5
1/1/2009 to 12/31/2009	$7.10	$10.07	384.2
1/1/2010 to 12/31/2010	$10.07	$10.83	380.3
1/1/2011 to 12/31/2011	$10.83	$10.51	0.0
1/1/2012 to 12/31/2012	$10.51	$11.78	0.0

Oppenheimer Main Street/VA
5/20/2005 to 12/31/2005	$10.62	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$12.74	0
1/1/2007 to 12/31/2007	$12.74	$13.07	0.0
1/1/2008 to 12/31/2008	$13.07	$7.90	0.0
1/1/2009 to 12/31/2009	$7.90	$9.95	0.0
1/1/2010 to 12/31/2010	$9.95	$11.35	0.0
1/1/2011 to 12/31/2011	$11.35	$11.14	0.0
1/1/2012 to 12/31/2012	$11.14	$12.79	0.0

Oppenheimer Main Street Small Cap Fund®/VA(2)
5/20/2005 to 12/31/2005	$10.88	$12.32	12,356.7936
1/1/2006 to 12/31/2006	$12.32	$13.90	0.0
1/1/2007 to 12/31/2007	$13.90	$13.50	2,025.5
1/1/2008 to 12/31/2008	$13.50	$8.24	4,963.7
1/1/2009 to 12/31/2009	$8.24	$11.10	1,996.8
1/1/2010 to 12/31/2010	$11.10	$13.46	1,826.6
1/1/2011 to 12/31/2011	$13.46	$12.94	1,762.5
1/1/2012 to 12/31/2012	$12.94	$14.99	2,050.3

Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.04	$11.94	487.6215
1/1/2007 to 12/31/2007	$11.94	$16.75	10,722.8
1/1/2008 to 12/31/2008	$16.75	$6.87	12,747.7
1/1/2009 to 12/31/2009	$6.87	$11.78	32,950.3
1/1/2010 to 12/31/2010	$11.78	$13.41	6,605.0
1/1/2011 to 12/31/2011	$13.41	$10.09	6,023.3
1/1/2012 to 12/31/2012	$10.09	$11.09	6,052.7

Pioneer Fund VCT
5/20/2005 to 12/31/2005	$10.68	$11.34	44,495.9891
1/1/2006 to 12/31/2006	$11.34	$12.99	141,216.2046
1/1/2007 to 12/31/2007	$12.99	$13.40	1,989.1
1/1/2008 to 12/31/2008	$13.40	$8.66	2,123.9
1/1/2009 to 12/31/2009	$8.66	$10.65	1,985.8
1/1/2010 to 12/31/2010	$10.65	$12.14	3,467.0
1/1/2011 to 12/31/2011	$12.14	$11.41	999.9
1/1/2012 to 12/31/2012	$11.41	$12.35	990.7

Pioneer High Yield VCT
5/20/2005 to 12/31/2005	$9.78	$10.29	0
1/1/2006 to 12/31/2006	$10.29	$10.96	1,529.1914
1/1/2007 to 12/31/2007	$10.96	$11.39	1,558.8
1/1/2008 to 12/31/2008	$11.39	$7.20	2,217.6
1/1/2009 to 12/31/2009	$7.20	$11.36	20,257.6
1/1/2010 to 12/31/2010	$11.36	$13.16	1,704.6
1/1/2011 to 12/31/2011	$13.16	$12.69	10,823.3
1/1/2012 to 12/31/2012	$12.69	$14.46	1,497.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.60	$6.29	19,141.7
1/1/2009 to 12/31/2009	$6.29	$8.14	19,297.8
1/1/2010 to 12/31/2010	$8.14	$10.30	442.5
1/1/2011 to 12/31/2011	$10.30	$11.12	1,783.7
1/1/2012 to 12/31/2012	$11.12	$12.69	3,403.7

PIMCO CommodityRealReturn® Strategy
5/20/2005 to 12/31/2005	$10.02	$11.38	23,190.9983
1/1/2006 to 12/31/2006	$11.38	$10.85	51,844.5787
1/1/2007 to 12/31/2007	$10.85	$13.15	65,512.3
1/1/2008 to 12/31/2008	$13.15	$7.27	48,455.6
1/1/2009 to 12/31/2009	$7.27	$10.12	39,222.1
1/1/2010 to 12/31/2010	$10.12	$12.40	53,985.1
1/1/2011 to 12/31/2011	$12.40	$11.27	33,433.4
1/1/2012 to 12/31/2012	$11.27	$11.69	32,640.7

PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.02	$10.49	13,900.6
1/1/2008 to 12/31/2008	$10.49	$10.27	14,687.0
1/1/2009 to 12/31/2009	$10.27	$11.46	15,854.8
1/1/2010 to 12/31/2010	$11.46	$11.87	80,764.9
1/1/2011 to 12/31/2011	$11.87	$11.80	76,343.6
1/1/2012 to 12/31/2012	$11.80	$12.29	121,359.0

PIMCO Real Return
5/20/2005 to 12/31/2005	$10.33	$10.27	0
1/1/2006 to 12/31/2006	$10.27	$10.18	12,939.877
1/1/2007 to 12/31/2007	$10.18	$11.08	114,280.0
1/1/2008 to 12/31/2008	$11.08	$10.13	142,691.9
1/1/2009 to 12/31/2009	$10.13	$11.79	89,668.7
1/1/2010 to 12/31/2010	$11.79	$12.54	91,392.1
1/1/2011 to 12/31/2011	$12.54	$13.78	104,551.8
1/1/2012 to 12/31/2012	$13.78	$14.74	125,377.3

PIMCO Total Return
5/20/2005 to 12/31/2005	$10.19	$10.17	114,042.2953
1/1/2006 to 12/31/2006	$10.17	$10.39	227,850.8504
1/1/2007 to 12/31/2007	$10.39	$11.12	392,952.1
1/1/2008 to 12/31/2008	$11.12	$11.46	524,582.8
1/1/2009 to 12/31/2009	$11.46	$12.86	418,945.1
1/1/2010 to 12/31/2010	$12.86	$13.67	350,605.5
1/1/2011 to 12/31/2011	$13.67	$13.94	307,183.5
1/1/2012 to 12/31/2012	$13.94	$15.03	357,798.4

TA AllianceBernstein Dynamic Allocation
5/1/2008 To 12/31/2008	$10.49	$6.76	0.0
1/1/2009 to 12/31/2009	$6.76	$8.72	0.0
1/1/2010 to 12/31/2010	$8.72	$9.36	0.0
1/1/2011 to 12/31/2011	$9.36	$9.36	0.0
1/1/2012 to 12/31/2012	$9.36	$9.74	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.78	0.0
1/1/2010 to 12/31/2010	$7.78	$9.00	206,685.9
1/1/2011 to 12/31/2011	$9.00	$8.50	214,952.3
1/1/2012 to 12/31/2012	$8.50	$9.44	170,790.4

TA Morgan Stanley Mid-Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	67,368.4
1/1/2012 to 12/31/2012	$10.00	$10.70	58,138.5

TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.56	0.0
1/1/2010 to 12/31/2010	$8.56	$10.95	17,077.3
1/1/2011 to 12/31/2011	$10.95	$10.47	16,952.3
1/1/2012 to 12/31/2012	$10.47	$11.95	30,354.6

Invesco V.I. Comstock Fund
5/20/2005 to 12/31/2005	$10.74	$11.19	47,129.3706
1/1/2006 to 12/31/2006	$11.19	$12.79	6,265.9896
1/1/2007 to 12/31/2007	$12.79	$12.33	7,817.1
1/1/2008 to 12/31/2008	$12.33	$7.80	8,241.5
1/1/2009 to 12/31/2009	$7.80	$9.88	6,694.8
1/1/2010 to 12/31/2010	$9.88	$12.27	135,357.1
1/1/2011 to 12/31/2011	$12.27	$10.89	152,857.0
1/1/2012 to 12/31/2012	$10.89	$12.77	105,122.6

Wanger International
4/27/2007 to 12/31/2007	$10.74	$11.25	14,581.6
1/1/2008 to 12/31/2008	$11.25	$6.02	14,721.2
1/1/2009 to 12/31/2009	$6.02	$8.86	14,712.1
1/1/2010 to 12/31/2010	$8.86	$10.89	69,533.6
1/1/2011 to 12/31/2011	$10.89	$9.15	67,959.8
1/1/2012 to 12/31/2012	$9.15	$10.94	62,607.8

Wanger USA
5/20/2005 to 12/31/2005	$11.13	$12.48	24,383.9163
1/1/2006 to 12/31/2006	$12.48	$13.25	80,483.9464
1/1/2007 to 12/31/2007	$13.25	$13.73	3,159.8
1/1/2008 to 12/31/2008	$13.73	$8.14	22,516.7
1/1/2009 to 12/31/2009	$8.14	$11.39	18,098.6
1/1/2010 to 12/31/2010	$11.39	$13.83	17,127.7
1/1/2011 to 12/31/2011	$13.83	$13.13	16,331.3
1/1/2012 to 12/31/2012	$13.13	$15.50	14,207.0

(1)	Formerly known as Invesco Van Kampen V.I. Value Opportunities Fund.
(2)	Formerly known as Oppenheimer Main Street Small - & Mid-Cap Fund®/VA.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. Comstock Fund(1)	Invesco V.I. Comstock Fund(1)	Invesco Advisers, Inc.
Investment Objective: Capital growth and income.
AllianceBernstein Variable Products Series Fund, Inc. – Class A
AllianceBernstein International Value Portfolio	AllianceBernstein International Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Small/Mid Cap Value Portfolio	AllianceBernstein Small/Mid Cap Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Value Portfolio	AllianceBernstein Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
American Funds Insurance Series® – Class 2 Shares
American Funds – Asset Allocation Fund	American Funds – Asset Allocation Fund	Capital Research and Management CompanySM
Investment Objective: Provide high total return.
American Funds – Bond Fund	American Funds – Bond Fund	Capital Research and Management CompanySM
Investment Objective: Provide as high a level of current income as is consistent with the preservation of capital.
American Funds – Growth Fund	American Funds – Growth Fund	Capital Research and Management CompanySM
Investment Objective: Growth of Capital.
American Funds – Growth–Income Fund	American Funds – Growth–Income Fund	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds – International Fund	American Funds – International Fund	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
BlackRock Variable Series Funds, Inc. – Class I Shares
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily, income.
BlackRock Capital Appreciation V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High total investment return.
BlackRock High Yield V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High level of current income, secondarily seeks capital appreciation.
BlackRock International V.I. Fund	BlackRock International V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Current income and long-term growth of income accompanied by growth of capital.
BlackRock Large Cap Core V.I. Fund	BlackRock Large Cap Core V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High total investment return.
BlackRock Large Cap Growth V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Large Cap Value V.I. Fund	BlackRock Large Cap Value V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Money Market V.I. Fund	BlackRock Money Market V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Preserve capital, maintain liquidity, and achieve the highest possible current income.
BlackRock S&P 500 Index V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Investment results that correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.
BlackRock Total Return V.I. Fund	BlackRock Total Return V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Maximize total return.
BlackRock U.S. Government Bond V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Highest possible current income with protection of capital.
BlackRock Value Opportunities V.I. Fund	BlackRock Value Opportunities V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Variable Series Fund, Inc. – Class III Shares
BlackRock Global Opportunities V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Value Portfolio	Davis Selected Advisers, LP
Investment Objective: Long-term growth of capital.
Dreyfus Variable Investment Fund - Service Class
Dreyfus VIF Appreciation Portfolio	Dreyfus VIF Appreciation Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth consistent with preservation of capital.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Eaton Vance VT Floating-Rate Income Fund	Eaton Vance Management
Investment Objective: Provide high level of current income.
Eaton Vance VT Large-Cap Value Fund	Eaton Vance VT Large-Cap Value Fund	Eaton Vance Management
Investment Objective: Total return.
Federated Insurance Series – Primary Shares
Federated Managed Tail Risk Fund II	Federated Managed Tail Risk Fund II	Federated Global Investment Management Corp.
Investment Objective: Capital appreciation.
Federated Kaufmann Fund II	Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
Templeton Growth Securities Fund	Templeton Growth Securities Fund	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Janus Aspen Series - Service Shares
Janus Aspen Forty Portfolio	Janus Aspen Forty Portfolio	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Oppenheimer Variable Account Funds - Service Class
Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA	OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Fund®/VA	OppenheimerFunds, Inc.
Investment Objective: High total return.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Oppenheimer Main Street Small Cap Fund®/VA(2)	Oppenheimer Main Street Small Cap Fund®/VA(2)	OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
PIMCO Variable Insurance Trust - Administrative Class Shares
CommodityRealReturn® Strategy Portfolio	CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum real return.
Low Duration Portfolio	Low Duration Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Real Return Portfolio	Real Return Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
Total Return Portfolio	Total Return Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Pioneer Variable Contracts Trust - Class II Shares
Pioneer Emerging Markets VCT Portfolio	Pioneer Emerging Markets VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Growth of capital.
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Income and capital growth.
Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Maximize total return.
Pioneer Real Estate Shares VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital, secondarily current income.
Transamerica Series Trust - Service Class
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation and current income.
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation.
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return.
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP	Transamerica Asset Management, Inc.
Investment Objective: Maximize long-term growth.
Wanger Advisors Trust
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.

(1) Formerly known as Invesco Van Kampen V.I. Comstock Fund.

(2) Formerly known as Oppenheimer Main Street Small - & Mid-Cap Fund®/VA.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Additional Information:
1.	Effective May 1, 2007 the following subaccount was closed to new investments:
American Century Variable Portfolios, Inc. – Class I
	VP Ultra® Fund	VP Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
2.	Effective December 12, 2011, the following subaccounts are closed to new investments:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
	Invesco V.I. Value Opportunities Fund(1)	Invesco V.I. Value Opportunities Fund(1)	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Janus Aspen Series - Service Shares
	Janus Aspen – Enterprise Portfolio	Janus Aspen – Enterprise Portfolio	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
(1) Formerly known as Invesco Van Kampen V.I. Value Opportunities Fund.
[3].	Effective September 17, 2012, the following subaccounts are closed to new investments:
Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
	Templeton Foreign Securities Fund	Templeton Foreign Securities Fund	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.

Appendix B – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus Amount Subject to Recapture
		Transactions		Bonus Amounts		Account Value
Date		Prem.	Withdr.	Paid	Recaptured

5/10/2009	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1
	= 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums
	= $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = .3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio
	= $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

		Transactions		(A) GMDB	(B) Account	Death Benefit
Date		Prem.	Withdr.	Mav Base	Value
5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal) = $5,000 x ($120,000/$100,000) = $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d — adjusted withdrawal = $120,000 — $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$ 80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal) = $40,000 x ($114,000/$120,000) = $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before — adjusted withdrawal = $114,000 — $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$76,000	$70,000	$ 76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix D – Example of GMIB

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no investment in Restricted Subaccounts, no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

CONTRACT ANNIVERSARY*	GMIB BASE	ANNUAL GMIB PAYMENTS**
5th	$127,628	GMIB NOT AVAILABLE FOR EXERCISE
10th	$162,889	$10,184
15th	$207,893	$14,868
20th	$265,330	$21,715
25th***	$265,330	$24,516
30th	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

APPENDIX E – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on May 10, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on June 15, 2012 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical account values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Account Value	GMWB Base		GLA		Remaining GLA
Date		Prem.	Withdr.

5/10/2009	The contract is issued	$100,000		$100,000	$100,000		$ $	5,500 5,000
	The Lifetime Income Percentage is 5.5% if a withdrawal were to be taken.
5/10/2012	Third contract anniversary			$120,000	$120,000		$ $	7,200 7,200
	Assume account value increased by $20,000 due to positive investment performance and that this is the highest anniversary value since issue. The Lifetime Income Percentage is now 6.0% since You are age 75 and You have not taken any previous withdrawals.
6/15/2012	Owner takes a $7,200 withdrawal		$7,200	$103,000	$120,000			$7,200 $ —
	Assume account value decreased by $9,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year.
9/14/2012	Owner takes a $35,000 withdrawal		$35,000	$65,000	$65,000			$3,900 $ —
	Assume account value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal)
	(account value before the excess withdrawal)
	= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
	= $42,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($120,000 — $42,000, $65,000) = $65,000
5/10/2013	Fourth contract anniversary			$66,000	$65,000		$ $	3,900 3,900
	Assume account value increased by $1,000 to $66,000 due to positive investment performance.
	Since this is not a 3rd Contract Anniversary, the GMWB Base is not reset to the higher value.
11/25/2013	Owner takes a $39,900 withdrawal		$39,900	$16,000	$16,000			$3,900 $ —
	Assume account value decreased by $10,100 to $55,900 due to negative investment performance.
	No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal)
	(account value before the excess withdrawal)
	= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	= $45,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($65,000 — $45,000, $55,900 — $39,900)
	= Min ($20,000, $16,000) = $16,000
5/10/2021	Twelfth Contract Anniversary — Owner requests a $800 withdrawal		$800	$—	*GMWB RIDER TERMINATED	*
	Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume account value has decreased by $15,200 to $800 due to withdrawals and negative investment performance. You receive the remaining $800 of account value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 5/10/2022.

Appendix F – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Categories	Subaccounts
Large Cap	AllianceBernstein VPS Value, Davis Value, Dreyfus VIF Appreciation, Federated Managed Tail Risk Fund II, BlackRock S&P 500 Index VI, BlackRock Capital Appreciation VI, BlackRock Basic Value VI, BlackRock Large Cap Core VI, BlackRock Large Cap Growth VI, BlackRock Large Cap Value VI, Eaton Vance VT Large - Cap Value, Janus Aspen Forty, Oppenheimer Main Street/VA, Oppenheimer Capital Appreciation/VA, Pioneer Fund VCT, Invesco V.I. Comstock Fund, American Funds – AFIS Growth – Income, TA WMC Diversified Growth
Mid Cap	AllianceBernstein VPS Small / Mid Cap Value, Invesco VI Mid Cap Core Equity, Federated Kaufmann II, TA Morgan Stanley Mid-Cap Growth
Small Cap	BlackRock Value Opportunities VI, Oppenheimer Main Street Small Cap Fund®/ VA, Wanger USA, TA Systematic Small/Mid Cap Value
International	AllianceBernstein VPS International Value, Pioneer Emerging Markets VCT, Templeton VIP Growth Securities, Templeton VIP Foreign Securities, BlackRock International VI, American Funds – AFIS International, Wanger International, BlackRock Global Opportunities VI
Balanced	BlackRock Global Allocation VI, American Funds – AFIS Asset Allocation, TA AllianceBernstein Dynamic Allocation
Money Market	BlackRock Money Market VI
Fixed Income	EatonVance VT Floating - Rate Income, BlackRock Total Return VI, BlackRock U.S. Government Bond VI, BlackRock High Yield VI, PIMCO Total Return, PIMCO Real Return, Pioneer High Yield VCT, American Funds – AFIS Bond, PIMCO VIT Low Duration
Alternative	PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares VCT,

Appendix G – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable

ML of New York Variable Annuity

Separate Account A (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

of New York

Home Office: 440 Mamaroneck Avenue

Harrison, New York 10528

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 333-6524

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2013 Merrill Lynch Investor Choice Annuity® (Investor Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Transamerica Advisors Life Insurance Company of New York (“Transamerica of New York”) on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2013, which is available on request and without charge by writing to or calling Transamerica of New York at the Service Center address or phone number set forth above.

1

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of Aegon USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2012, 2011 and 2010, Transamerica Capital, Inc. received $366,756, $448,604 and $416,303, respectively in commissions.

Financial Statements

The financial statements of Transamerica of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica of New York to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica of New York may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) × (365/7)

2

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Transamerica of New York also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)

3

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount, and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

TR = ((ERV/P)(1/N)) – 1

4

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.

From time to time, Transamerica of New York also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Transamerica of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge.

Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

5

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764 Tel: +1 515 243 2727 Fax: +1 515 362 7200 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company of New York

We have audited the accompanying balance sheets of Transamerica Advisors Life Insurance Company of New York as of December 31, 2012 and 2011, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company of New York at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 28, 2013

A member firm of Ernst & Young Global Limited

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2012	2011
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2012—$130,665; 2011—$137,690)	$146,927	$149,707
Fixed maturity trading securities	—	138
Equity available-for-sale securities, at estimated fair value (cost: 2012—$1,372; 2011—$1,228)	1,521	1,131
Policy loans	53,132	53,433

Total investments	201,580	204,409

Cash and cash equivalents	22,153	10,120
Accrued investment income	2,931	3,018
Deferred policy acquisition costs	270	466
Deferred sales inducements	98	170
Value of business acquired	25,207	27,563
Goodwill	500	500
Current income taxes—net	2,830	1,014
Receivable for investments sold—net	—	41
Other assets	2,762	3,389
Separate Accounts assets	526,437	541,690

Total Assets	$784,768	$792,380

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$104,137	$105,163
Future policy benefits	16,529	19,066
Claims and claims settlement expenses	1,777	5,184

Total policyholder liabilities and accruals	122,443	129,413

Deferred income taxes—net	7,976	3,995
Affiliated payables—net	407	3
Reinsurance payables—net	27	31
Payables for securities purchased—net	90	—
Other liabilities	1,582	1,053
Separate Accounts liabilities	526,437	541,690

Total Liabilities	658,962	676,185

Stockholder’s Equity
Common stock ($10 par value; 220,000 shares authorized, issued and outstanding)	2,200	2,200
Additional paid-in capital	128,638	128,638
Accumulated other comprehensive income, net of taxes	9,765	7,347
Retained deficit	(14,797)	(21,990)

Total Stockholder’s Equity	125,806	116,195

Total Liabilities and Stockholder’s Equity	$784,768	$792,380

See Notes to Financial Statements

2

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2012	2011	2010
Revenues
Policy charge revenue	$12,878	$13,975	$14,586
Net investment income	9,257	10,033	10,450
Net realized investment gains (losses)
Other-than-temporary impairment losses on securities	—	(62)	(212)
Portion of other-than-temporary impairment losses recognized in other comprehensive income	—	62	164
Portion of other-than-temporary impairments previously recognized in other comprehensive income	(6)	(22)	—

Net other-than-temporary impairment losses on securities recognized in income	(6)	(22)	(48)
Net realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(977)	594	914

Net realized investment gains (losses)	(983)	572	866

Total Revenues	21,152	24,580	25,902

Benefits and Expenses
Interest credited to policyholder liabilities	4,723	5,823	6,040
Policy benefits (net of reinsurance recoveries: 2012—$245; 2011—$132; 2010—$440)	(265)	4,570	1,817
Reinsurance premium ceded	320	363	707
Amortization (accretion) of deferred policy acquisition costs	195	(97)	2
Amortization of value of business acquired	2,259	1,648	1,246
Insurance expenses and taxes	3,895	4,524	5,192

Total Benefits and Expenses	11,127	16,831	15,004

Income Before Taxes	10,025	7,749	10,898

Income Tax Expense (Benefit)
Current	183	(151)	20
Deferred	2,649	1,665	(1,227)

Income Tax Expense (Benefit)	2,832	1,514	(1,207)

Net Income	$7,193	$6,235	$12,105

See Notes to Financial Statements

3

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2012	2011	2010
Net Income	$7,193	$6,235	$12,105

Other Comprehensive Income
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains arising during the period	4,204	3,922	5,990
Reclassification adjustment for (gains) losses included in net income	106	(355)	(478)

	4,310	3,567	5,512
Net unrealized other-than-temporary impairments on securities
Net unrealized other-than-temporary impairment losses arising during the period	—	(62)	(164)
Change in previously recognized unrealized other-than-temporary impairments	172	58	23
Reclassification adjustment for other-than-temporary impairments included in net income	6	22	—

	178	18	(141)
Adjustments
Policyholder liabilities	(640)	(369)	119
Value of business acquired	(99)	(405)	(65)
Deferred income taxes	(1,331)	(1,013)	(1,926)

	(2,070)	(1,787)	(1,872)

Total other comprehensive income, net of taxes	2,418	1,798	3,499

Comprehensive Income	$9,611	$8,033	$15,604

See Notes to Financial Statements

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2012	2011	2010
Common Stock	$2,200	$2,200	$2,200
Additional Paid-in Capital	$128,638	$128,638	$128,638
Accumulated Other Comprehensive Income
Balance at beginning of year	$7,347	$5,549	$2,050
Total other comprehensive income, net of taxes	2,418	1,798	3,499

Balance at end of year	$9,765	$7,347	$5,549

Retained Deficit
Balance at beginning of year	$(21,990)	$(3,225)	$(15,330)
Net income	7,193	6,235	12,105
Cash dividend paid to AEGON USA, LLC	—	(25,000)	—

Balance at end of year	$(14,797)	$(21,990)	$(3,225)

Total Stockholder’s Equity	$125,806	$116,195	$133,162

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$7,193	$6,235	$12,105
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Change in deferred policy acquisition costs	196	(102)	(4)
Change in deferred sales inducements	72	(37)	(3)
Change in value of business acquired	2,259	1,648	1,246
Change in benefit reserves	(2,073)	1,593	(1,729)
Change in income tax accruals	833	764	(1,708)
Change in claims and claims settlement expenses	(3,407)	1,825	1,441
Change in other operating assets and liabilities, net	1,775	(102)	593
Amortization of investments	134	248	55
Interest credited to policyholder liabilities	4,723	5,823	6,040
Net change in fixed maturity trading securities	(6)	9	(160)
Net realized investment (gains) losses	983	(572)	(866)

Net cash and cash equivalents provided by operating activities	12,682	17,332	17,010

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	5,702	49,697	34,285
Maturities of available-for-sale securities	13,684	4,242	9,025
Purchases of available-for-sale securities	(12,709)	(54,710)	(69,238)
Sales of fixed maturity trading securities	144	1,148	—
Net settlements on futures contracts	(917)	(521)	(806)
Policy loans on insurance contracts, net	300	5,406	4,206
Other	—	—	183

Net cash and cash equivalents provided by (used in) investing activities	6,204	5,262	(22,345)

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	380	706	596
Policyholder withdrawals	(7,233)	(16,797)	(16,067)
Cash dividend paid to AEGON USA, LLC	—	(25,000)	—

Net cash and cash equivalents used in financing activities	(6,853)	(41,091)	(15,471)

Net increase (decrease) in cash and cash equivalents (1)	12,033	(18,497)	(20,806)
Cash and cash equivalents, beginning of year	10,120	28,617	49,423

Cash and cash equivalents, end of year	$22,153	$10,120	$28,617

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2012—$0; 2011—$0; 2010—$2); interest paid (2012—$0; 2011—$1; 2010—$ 2); federal income taxes paid (2012—$2,000; 2011—$750; 2010—$805); and federal income taxes received (2012—$0; 2011—$0; 2010—$307)

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company of New York (“TALICNY” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to December 28, 2007, the Company was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co”).

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of New York and is currently licensed to sell insurance and annuities in nine states. Currently, the Company is not issuing new life insurance, variable annuity and market value adjusted annuity products.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.

Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. In addition, the Company held fixed maturity securities which contain a conversion to equity feature, which is considered an embedded derivative. These fixed maturity securities have been classified as trading and are reported at estimated fair value. During 2012, the last of these securities converted so the Company no longer holds any of these securities as of December 31, 2012. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available, then securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

7

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities. Additionally, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary. Changes in fair value of fixed maturity securities deemed trading are reported as a component of net investment income.

Other-than-temporary impairments (“OTTI”)

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e., company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI

8

is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivative Instruments

Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. The Company has entered into exchange traded derivatives, such as futures, to hedge the costs of the volatility of the Standard & Poor’s (“S&P”) market. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. See Note 4 to the financial statements for further discussion.

DAC

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for a group of contracts. DAC are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for variable annuities is amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions. Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

9

At December 31, 2012 and 2011, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2012 and 2011, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. The Company performed tests of goodwill at December 31, 2012, 2011, and 2010 and determined there was no impairment of goodwill.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

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Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2012	2011
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	3.00% - 4.85%	3.00% - 6.05%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 2.55% to 5.75% during 2012 and 2011, respectively. See Note 5 to the Financial Statements for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Federal Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company filed a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2012, 2011 and 2010, but no examination by the Internal Revenue Service has commenced.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

11

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

Recent Accounting Guidance

Current Adoption of Recent Accounting Guidance

Accounting Standards Codification (“ASC”) 944, Financial Services—Insurance

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which modified the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees’ compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The only acquisition costs being capitalized are renewal commissions; therefore there was no change to the current practice of deferring costs. As a result, the adoption did not impact the Company’s results of operations and financial position.

ASC 820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments represent clarifications of existing requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations and financial position.

ASC 220, Comprehensive Income

•

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income (“OCI”).

Regardless of format, an entity is required to present items that are reclassified from OCI to net income in both net income and OCI. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations and financial position.

•

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance defers the portion of ASU 2011-05 that requires an entity to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where OCI is presented, by component of OCI. The deferral is effective at the same time as ASU 2011-05, for fiscal years, and interim periods within those years, beginning after December 15, 2011.

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ASC 350, Intangibles—Goodwill and Other

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which gives entities the option of performing a qualitative assessment to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, a company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company does not need to perform further testing. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company would have to perform the two step goodwill impairment test. The option is unconditional so it may be skipped in any reporting period and an entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption did not impact the Company’s results of operations and financial position.

Accounting Guidance Adopted in 2011

ASC 820, Fair Value Measurements and Disclosures

On January 1, 2011, the Company adopted guidance (ASU 2010-06, Improving Disclosures about Fair Value Measurements) requiring separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

ASC 944, Financial Services—Insurance

On January 1, 2011, the Company adopted guidance (ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments) clarifying that an insurance entity should not consider any separate account interest held for the benefit of policyholders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The adoption did not impact the Company’s results of operations or financial position.

ASC 350, Intangibles—Goodwill and Other

On January 1, 2011, the Company adopted guidance (ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts), which requires entities with a zero or negative carrying value to assess, considering qualitative factors, whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that a goodwill impairment exists, the entity must perform step 2 of the goodwill impairment test. The adoption did not impact the Company’s results of operations and financial position.

Future Adoption of Accounting Guidance

ASC 210, Balance Sheet

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which enhances disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement. Entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, to clarify that the scope of ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The guidance is effective for annual reporting periods, and interim periods within those years, beginning on or after January 1, 2013. The disclosures required by this guidance should be applied retrospectively for all comparative periods presented. The Company will adopt the guidance on January 1, 2013, which affects disclosures and therefore will not impact the Company’s results of operations and financial position.

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ASC 220, Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02), which requires an entity to provide information about significant items reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The guidance is effective prospectively for annual reporting periods, and interim periods within those years, beginning after December 15, 2012. The guidance will be effective for the Company on January 1, 2013, which affects disclosures and therefore will not impact the Company’s results of operations and financial position.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels at the beginning of the quarter.

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The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity available-for-sale (“AFS”) securities (a)
Corporate securities	$—	$107,938	$—	$107,938
Asset-backed securities	—	4,196	—	4,196
Commercial mortgage-backed securities	—	21,942	—	21,942
Residential mortgage-backed securities	—	5,511	—	5,511
Government and government agencies	—
United States	3,359	—	—	3,359
Foreign	2,726	1,255	—	3,981

Total fixed maturity AFS securities (a)	6,085	140,842	—	146,927
Equity securities—banking securities (a)	—	1,521	—	1,521
Cash equivalents (b)	—	23,591	—	23,591
Separate Accounts assets (c)	526,437	—	—	526,437

Total assets	$532,522	$165,954	$—	$698,476

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(7,778)	$(7,778)

Total liabilities	$—	$—	$(7,778)	$(7,778)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$108,402	$—	$108,402
Asset-backed securities	—	3,467	—	3,467
Commercial mortgage-backed securities	—	25,501	—	25,501
Residential mortgage-backed securities	—	4,120	1,098	5,218
Government and government agencies
United States	3,370	—	—	3,370
Foreign	2,711	1,038	—	3,749

Total fixed maturity AFS securities (a)	6,081	142,528	1,098	149,707
Fixed maturity trading securities—corporate securities (a)	—	138	—	138
Equity securities—banking securities (a)	—	1,131	—	1,131
Cash equivalents (b)	—	10,603	—	10,603
Separate Accounts assets (c)	541,690	—	—	541,690

Total assets	$547,771	$154,400	$1,098	$703,269

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(6,356)	$(6,356)

Total liabilities	$—	$—	$(6,356)	$(6,356)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. government agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

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(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.
(c)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(d)	The Company issued contracts containing guaranteed minimum withdrawal benefit riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2012 and 2011:

	December 31
Fixed maturity AFS securities	2012	2011
Balance at beginning of period (a)	$1,098	$—
Change in unrealized gains (b)	—	28
Purchases	—	2,162
Sales	—	(1,092)
Transfers out of Level 3	(1,098)	—

Balance at end of period (a)	$—	$1,098

(a)	Recorded as a component of fixed maturity AFS securities in the Balance Sheets.
(b)	Recorded as a component of other comprehensive income (loss).

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. The decrease in the Level 3 fixed maturity AFS securities at December 31, 2012 was due to the increase in market activity and availability of market observable data (Level 2). The increase in Level 3 securities at December 31, 2011 is primarily due to a security whose fair value was based on a non binding quote.

The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. For GMWB, increases (decreases) in credit spread in isolation would result in a lower (higher) fair value measurement and increases (decreases) in volatility in isolation would result in a higher (lower) fair value measurement. Changes in the Company’s credit spread and volatility assumption have an inverse reaction for GMIB reinsurance, due to this reserve being an asset.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 80 basis points (“bps”) and 135 bps at December 31, 2012 and 2011, respectively.

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For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P 500 index (expressed as a spot rate) was 24.4% at December 31, 2012 and 25.7% at December 31, 2011. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
	GMWB	GMIB Reinsurance	GMWB	GMIB Reinsurance
Balance at beginning of period (b)	$2,776	$(9,132)	$529	$(5,502)
Changes in interest rates (a)	(3)	(733)	1,397	(2,628)
Changes in equity markets (a)	(782)	883	808	(936)
Other (a)	(841)	54	42	(66)

Balance at end of period (b)	$1,150	$(8,928)	$2,776	$(9,132)

(a)	Recorded as a component of policy benefits in the Statements of Income.
(b)	Recorded as a component of future policy benefits in the Balance Sheets.

During 2012, the change in the GMWB and GMIB reinsurance reserves was primarily driven by updated policyholder behavior assumptions, decrease in risk neutral rates, change in volatility and favorable equity market performance. During 2011, the change in GMWB and GMIB reinsurance reserves was primarily driven by the reduction in risk neutral rates and lower equity market performance.

The following table provides a summary of the quantitative inputs and assumptions of the Company’s Level 3 liabilities at December 31, 2012:

Description	December 31, 2012 Estimated Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Liabilities
Future policy benefits (embedded derivatives)—GMWB	$1,150	Discounted cash flow	Own credit risk	80	bps
			Long-term volatility	25%
Future policy benefits (embedded derivatives)—GMIB Reinsurance	(8,928)	Discounted cash flow	Own credit risk	80	bps
			Long-term volatility	25%

Total liabilities	$(7,778)

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The following table provides the estimated fair value of the Company’s assets not carried at fair value on the Balance Sheets at December 31, 2012 and December 31, 2011

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Policy loans (a)	$—	$53,132	$—	$53,132

Total assets	$—	$53,132	$—	$53,132

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Policy loans (a)	$—	$53,433	$—	$53,433

Total assets	$—	$53,433	$—	$53,433

(a)	Policy loans are stated at unpaid principal balance. Fair value is estimated as equal to the book value of the loan.

Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2012 and 2011 were:

	December 31, 2012
		Gross Unrealized		Estimated Fair Value
	Amortized Cost/Cost	Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$96,052	$11,924	$(37)	$107,939
Asset-backed securities	4,166	33	(3)	4,196
Commercial mortgage-backed securities	19,175	2,767	—	21,942
Residential mortgage-backed securities	5,143	379	(11)	5,511
Government and government agencies
United States	2,957	401	—	3,358
Foreign	3,172	809	—	3,981

Total fixed maturity AFS securities	$130,665	$16,313	$(51)	$146,927

Equity securities—banking securities	$1,372	$153	$(4)	$1,521

Total equity securities	$1,372	$153	$(4)	$1,521

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	December 31, 2011
		Gross Unrealized		Estimated Fair Value
	Amortized Cost/Cost	Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$99,892	$9,247	$(737)	$108,402
Asset-backed securities	3,423	50	(6)	3,467
Commercial mortgage-backed securities	22,967	2,534	—	25,501
Residential mortgage-backed securities	5,252	125	(159)	5,218
Government and government agencies
United States	2,972	398	—	3,370
Foreign	3,184	666	(101)	3,749

Total fixed maturity AFS securities	$137,690	$13,020	$(1,003)	$149,707

Equity securities—banking securities	$1,228	$—	$(97)	$1,131

Total equity securities	$1,228	$—	$(97)	$1,131

(1)	Subsequent unrealized gains (losses) on other-than-temporary (“OTTI”) securities are included in OCI-OTTI.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2012 and 2011 were:

	December 31, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Investment grade	$124,715	$140,554	$133,857	$145,732
Below investment grade	5,950	6,373	3,833	3,975

Total fixed maturity AFS securities	$130,665	$146,927	$137,690	$149,707

At December 31, 2012 and 2011, the estimated fair value of fixed maturity securities rated BBB—were $2,375 and $4,098, respectively, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2012 and 2011 by contractual maturities were:

	December 31, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Fixed maturity AFS securities
Due in one year or less	$4,801	$4,894	$6,188	$6,261
Due after one year through five years	36,530	39,966	33,286	35,906
Due after five years through ten years	51,164	58,570	56,878	62,056
Due after ten years	9,686	11,849	9,696	11,298

	102,181	115,279	106,048	115,521
Mortgage-backed securities and other asset-backed securities	28,484	31,648	31,642	34,186

Total fixed maturity AFS securities	$130,665	$146,927	$137,690	$149,707

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In the preceding table, fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

During 2012, 2011 and 2010, there was $6, $29 and $88, respectively, of investment income on fixed maturity trading securities recorded in net investment income in the Statements of Income. During 2012, 2011, and 2010 there was $59, ($35), and ($24), respectively, of income (loss) recognized from the change in the fair value on fixed maturity trading securities recorded in net investment income in the Statements of Income. The Company recognized gains (losses) of ($53) and $25 during 2012 and 2011 on the conversion of fixed maturity trading securities to preferred stock. There were no conversions of fixed maturity trading securities to preferred stock in 2010.

The Company had investment securities with an estimated fair value of $993 and $1,008 that were deposited with insurance regulatory authorities at December 31, 2012 and 2011, respectively.

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

The estimated fair value and gross unrealized losses and OTTI of fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$573	$574	$(1)
Asset-backed securities	1,855	1,857	(2)

Total fixed maturity and equity securities	2,428	2,431	(3)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	240	248	(8)
Residential mortgage-backed securities	22	24	(2)

Total fixed maturity and equity securities	262	272	(10)

Greater than one year
Fixed maturity AFS securities
Corporate securities	760	788	(28)
Asset-backed securities	752	753	(1)
Residential mortgage-backed securities	441	450	(9)
Equity securities-banking securities	76	80	(4)

Total fixed maturity and equity securities	2,029	2,071	(42)

Total fixed maturity and equity securities	$4,719	$4,774	$(55)

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	December 31, 2011
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities—corporate securities	$3,635	$3,978	$(343)
Equity securities—banking securities	1,068	1,148	(80)

Total fixed maturity and equity securities	4,703	5,126	(423)

Greater than one year
Fixed maturity AFS securities
Corporate securities	3,890	4,284	(394)
Asset-backed securities	1,649	1,655	(6)
Residential mortgage-backed securities	667	826	(159)
Government and government agencies—foreign	360	461	(101)
Equity securities—banking securities	63	80	(17)

Total fixed maturity and equity securities	6,629	7,306	(677)

Total fixed maturity and equity securities	$11,332	$12,432	$(1,100)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 13 and 18 at December 31, 2012 and 2011, respectively.

At December 31, 2012 there were no securities where the fair value had declined below amortized cost by greater than 20%. At December 31, 2011, the estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% were as follows:

	December 31, 2011
	Estimated Fair Value	Gross Unrealized Losses/OTTI (1)	Number of Securities
Decline > 20%
Greater than one year	$423	$(119)	2

Total	$423	$(119)	2

Unrealized gains (losses) incurred during the year ended December 31, 2012 and 2011 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

21

The components of net unrealized gain (loss) and OTTI included in accumulated other comprehensive income, net of taxes, at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Assets
Fixed maturity securities	$16,262	$12,018
Equity securities	149	(97)
Value of business acquired	(632)	(532)

	15,779	11,389

Liabilities
Policyholder account balances	(640)	—
Federal income taxes—deferred	(5,374)	(4,042)

	(6,014)	(4,042)

Stockholder’s equity
Accumulated other comprehensive income, net of taxes	$9,765	$7,347

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes.

Policy Loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2012 and 2011 was $53,132 and $53,433, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivatives

The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. At December 31, 2012, the Company had 10 outstanding short futures contracts with a notional value of $3,550. At December 31, 2011, the Company had 20 outstanding short futures contracts with a notional value of $6,263.

In addition, in order to trade futures, the Company is required to post collateral to an exchange (sometimes referred to as margin). The fair value of collateral posted in relation to the futures margin was $349 and $698 as of December 31, 2012 and 2011, respectively.

22

Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

	2012	2011	2010
Fixed maturity AFS securities	$6,742	$7,314	$7,530
Fixed maturity trading securities	12	19	64
Equity securities	81	58	4
Policy loans	2,575	2,792	3,001
Cash and cash equivalents	39	51	46
Other	7	5	5

Gross investment income	9,456	10,239	10,650
Less: investment expenses	(199)	(206)	(200)

Net investment income	$9,257	$10,033	$10,450

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the years ended December 31 were as follows:

	2012	2011	2010
Proceeds	$5,702	$49,697	$34,285
Gross realized investment gains	213	1,151	1,840
Gross realized investment losses	(275)	(14)	(87)
Proceeds on AFS securities sold at a realized loss	3,205	21,630	2,599

Net realized investment gains (losses) for the years ended December 31 were as follows:

	2012	2011	2010
Fixed maturity AFS securities	$(68)	$1,116	$1,704
Derivatives	(917)	(521)	(806)
Associated amortization of VOBA	2	(23)	(32)

Net realized investment gains (losses)	$(983)	$572	$866

OTTI

If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and the present value of the security’s anticipated cash flows, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

23

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	December 31,
	2012	2011
Balance at beginning of period	$36	$25
Additional credit loss impairments recognized in the current period on securities previously impaired through other comprehensive income	6	22
Accretion of credit loss impairments previously recognized	(11)	(11)

Balance at end of period	$31	$36

The components of OTTI reflected in the Statements of Income for the years ended December 31 were as follows:

	2012	2011	2010
Gross OTTI losses on securities	$6	$84	$212
Net OTTI loss recognized in OCI	—	62	164

Net OTTI losses recognized in income	$6	$22	$48

During 2012, 2011, and 2010 impairment losses recognized in income were the result of the Company impairing a previously OCI impaired holding of a 2005 vintage residential mortgage-backed security (“RMBS”) for $6, $22, and $48 due to an adverse change in cash flows.

Note 4. VOBA, DAC, and DSI

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. The long-term and short-term growth rate assumption for the amortization of VOBA, DAC and DSI was 9% at December 31, 2012, 2011 and 2010.

The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2012	2011
Balance at beginning of period	$27,563	$29,639
Amortization expense	(2,440)	(916)
Unlocking	181	(732)
Adjustment related to realized gains on investments and OTTI	2	(23)
Adjustment related to unrealized gains and OTTI on investments	(99)	(405)

Balance at end of period	$25,207	$27,563

2012 was impacted by higher gross profits, principally driven by favorable equity market performance resulting in amortization and favorable unlocking as compared to 2011.

24

The estimated future amortization of VOBA from 2013 to 2017 is as follows:

2013	$2,644
2014	2,207
2015	2,086
2016	1,971
2017	1,848

DAC and DSI

The change in the carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2011	$364	$133
Capitalization	5	1
Accretion expense	146	53
Unlocking	(49)	(17)

Balance, December 31, 2011	466	170
Amortization expense	(338)	(123)
Unlocking	142	51

Balance, December 31, 2012	$270	$98

2012 was impacted by higher gross profits, principally driven by favorable equity market performance resulting in amortization and favorable unlocking as compared to 2011.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•

In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•

In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

•

Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

25

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2012
Net amount at risk (a)	$27,425	$588	$4,037
Average attained age of contract owners	71	66	77
Weighted average period remaining until expected annuitization	n/a	2.2 yrs	n/a

2011
Net amount at risk (a)	$55,901	$858	$5,413
Average attained age of contract owners	71	65	76
Weighted average period remaining until expected annuitization	n/a	3.2 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2011	$10	$2,013
Guaranteed benefits incurred	1,789	837
Guaranteed benefits paid	(1,372)	—
Unlocking	449	1,929

Balance, December 31, 2011	876	4,779
Guaranteed benefits incurred	1,667	906
Guaranteed benefits paid	(265)	—
Unlocking	(826)	(2,015)

Balance, December 31, 2012	$1,452	$3,670

The change in reserve was primarily driven by favorable equity market performance and policyholder behavior assumption changes as compared to 2011.

26

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Total
2012
GMDB only	$119,918	$51,462	$35,361	$8,985	$215,726
GMDB and GMIB	66,079	21,424	24,493	2,619	114,615
GMDB and GMWB	8,118	2,384	4,182	28	14,712
GMWB only	8,000	2,232	3,787	70	14,089
GMIB only	4,914	649	1,301	53	6,917
No guaranteed benefit	907	881	1,784	130	3,702

Total	$207,936	$79,032	$70,908	$11,885	$369,761

2011
GMDB only	$127,771	$52,645	$35,709	$11,742	$227,867
GMDB and GMIB	67,886	19,012	25,104	3,449	115,451
GMDB and GMWB	8,292	1,709	4,203	26	14,230
GMWB only	8,353	1,389	3,686	110	13,538
GMIB only	4,632	436	1,146	44	6,258
No guaranteed benefit	1,622	845	1,745	152	4,364

Total	$218,556	$76,036	$71,593	$15,523	$381,708

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2012	2011
Balanced	$75,102	$75,178
Equity	45,163	42,495
Bond	21,694	22,282
Money Market	14,717	20,027

Total	$156,676	$159,982

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Note 6. Federal Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2012	2011	2010
Provisions for income taxes computed at Federal statutory rate (35%)	$3,507	$2,712	$3,814
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(630)	(840)	(700)
Tax credits	(62)	(68)	(37)
Tax goodwill amortization	(82)	—	(68)
Valuation allowance on deferred tax assets	—	—	(3,705)
Provision to return adjustment	88	(138)	(586)
Unrecognized tax benefits	11	(174)	60
Other	—	22	15

Federal income tax provision	$2,832	$1,514	$(1,207)

Effective tax rate	28%	20%	-11%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2012	2011
Deferred tax assets
DAC	$5,465	$6,510
Tax credits	936	640
Net operating and capital loss carryforward	3,212	6,341
Intangible assets	2,585	2,863
Liability for guaranty fund assessments	70	70
Other	1,424	1,704

Total deferred tax assets	13,692	18,128
Deferred tax liabilities
VOBA	8,307	9,083
Investment adjustments	8,841	8,185
Policyholder account balances	4,520	4,855

Total deferred tax liabilities	21,668	22,123

Total net deferred tax liability	$(7,976)	$(3,995)

At December 31, 2012 and 2011, the Company did not have a tax valuation allowance for deferred tax assets. A tax valuation allowance was not deemed necessary as management determined that it is more likely than not that the deferred tax assets will be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

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The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $240 (gross $686) and $229 (gross $654) that should not be recognized at December 31, 2012 and 2011, respectively, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2011, 2010, 2009, and 2008 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2012	2011
Balance at beginning of period	$229	$403
Additions for tax positions of prior years	11	—
Reductions for tax positions of prior years	—	(174)

Balance at end of period	$240	$229

At December 31, 2012 and 2011, the Company had an operating loss carryforward for federal income tax purposes of $8,490 (net of the ASC 740 reduction of $686) and $17,461 (net of the ASC 740 reduction of $654), respectively, with a carryforward period of fifteen years that expire at various dates up to 2026. The Company has a foreign tax credit carryforward at December 31, 2012 and 2011 of $565 and $443, respectively, with a carryforward period of ten years that will expire at various dates up to 2022. Also, the Company has an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $371 and $198 at December 31, 2012 and 2011, respectively, with an indefinite carryforward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has not incurred or recognized any penalties in its financial statements at December 31, 2012 and 2011, respectively. The Company did not recognize any interest expense for the years ended December 31, 2012 and 2011.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2011, 2010, 2009 and 2008, but no examination by the Internal Revenue Service has commenced.

Note 7. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting principles as a component of prescribed or permitted practices by the State of New York.

The Company’s statutory net income (loss) for the years ended December 31, 2012, 2011 and 2010 was $18,842, ($13,012) and $14,090, respectively.

Statutory capital and surplus at December 31, 2012 and 2011 was $77,462 and $58,111, respectively. At December 31, 2012 there was $7,746 of stockholder’s equity available for dividend distribution that would not require approval by the New York Insurance Department. At December 31, 2011 there was no amount of stockholder’s equity available for dividend distribution that would not require approval by the New York Insurance Department. During 2012, the Company did not pay any dividends to AUSA or receive any capital contribution from AUSA. During 2011, the Company paid a $25,000 dividend to AUSA and did not receive any capital contribution.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. At December 31, 2012 and 2011, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

A financial exam of the Company has been performed by the state, for the period January 1, 2005 through December 31, 2009, and was completed on April 21, 2011. The Report on Examination – Financial Condition, as of December 31, 2009, was adopted by the New York Insurance Department and made an official record on June 24, 2011. There were no changes to the Company’s financial statements as a result of the exam.

29

Note 8. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2012 and 2011, reinsurance payables were $27 and $31, respectively. The Company did not have a reinsurance reserve at December 31, 2012. At December 31, 2011, the Company had a reinsurance reserve of $43.

At December 31, 2012, the Company had the following life insurance inforce:

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$357,409	$3,398	$1,268	$355,278	0.36%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. At December 31, 2012, 53% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2011, 56% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 9. Related Party Transactions

At December 31, 2012, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2012, 2011 and 2010, the Company incurred $689, $562 and $757, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2012, 2011 and 2010, the Company incurred $143, $205 and $196, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2012, 2011 and 2010, the Company incurred $2,165, $2,506 and $2,583, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2012, 2011 and 2010, the Company incurred $16, $17 and $3, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

30

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2012, 2011 and 2010, the Company received $73, $79 and $2 in revenue under these agreements, respectively. Revenue attributable to this agreement is included in policy charge revenue.

The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2012 and 2011, the Company did not incur any reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims. During 2010, the Company received a refund of $39 in reinsurance premiums.

The Company has a service agreement with Western Reserve Life Assurance Co. of Ohio (“WRL”) whereby WRL will perform specified administrative functions in connection with the operation of the Company except to the extent that the services are performed for the Company by another party. During 2012, 2011 and 2010, the Company incurred $681, $698 and $726, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 10. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2012 and 2011, the Company’s estimated liability for future guaranty fund assessments was $285. In addition, the Company has a receivable for future premium tax deductions of $89 and $88 at December 31, 2012 and 2011, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 11. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

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The following tables summarize each business segment’s contribution to select Statements of Income information for the years ended December 31:

	Annuity	Life Insurance	Total
2012
Net revenues (a)	$10,968	$5,461	$16,429
Amortization of VOBA	1,666	593	2,259
Policy benefits (net of reinsurance recoveries)	(1,881)	1,616	(265)
Income tax expense (benefit)	2,131	701	2,832
Net income	5,508	1,685	7,193

2011
Net revenues (a)	$13,064	$5,693	$18,757
Amortization (accretion) of VOBA	(453)	2,101	1,648
Policy benefits (net of reinsurance recoveries)	2,829	1,741	4,570
Income tax expense (benefit)	1,634	(120)	1,514
Net income	5,207	1,028	6,235

2010
Net revenues (a)	$14,141	$5,721	$19,862
Amortization of VOBA	644	602	1,246
Policy benefits (net of reinsurance recoveries)	(499)	2,316	1,817
Income tax expense (benefit)	(1,119)	(88)	(1,207)
Net income	10,559	1,546	12,105

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

	Total Assets	Total Policyholder Liabilities
2012
Annuity	$545,705	$62,538
Life Insurance	239,063	59,905

Total	$784,768	$122,443

2011
Annuity	$540,719	$67,929
Life Insurance	251,661	61,484

Total	$792,380	$129,413

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FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2012 and 2011

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2012 and 2011

The Board of Directors and Contract Owners

Of ML of New York Variable Annuity Separate Account A
Transamerica Advisors Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Advisors Life Insurance Company of New York ML of New York Variable Annuity Separate Account A (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Advisors Life Insurance Company of New York ML of New York Variable Annuity Separate Account A, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 22, 2013

/s/ Ernst & Young

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco V.I. Core Equity Subaccount	Invesco V.I. International Growth Subaccount	Invesco V.I. Mid Cap Core Equity Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Assets
Investment in securities:
Number of shares	12,521.904	131,351.606	34,436.268	19,158.430	42,999.528

Cost	$67,151	$3,264,277	$978,025	$216,363	$1,592,061

Investments in mutual funds, Level 1 prices quoted at net asset value	$88,906	$3,958,937	$1,034,121	$243,504	$1,560,022
Receivable for units sold	—	—	1	—	—

Total assets	88,906	3,958,937	1,034,122	243,504	1,560,022

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$88,906	$3,958,937	$1,034,122	$243,504	$1,560,022

Net Assets:
Deferred annuity contracts terminable by owners	$88,906	$3,958,937	$1,034,122	$243,504	$1,560,022

Total net assets	$88,906	$3,958,937	$1,034,122	$243,504	$1,560,022

Accumulation units outstanding:
M&E - 1.25% Investor Series	—	—	—	495	—

M&E - 1.35% Retirement Plus	—	317,254	—	—	157,314

M&E - 1.45% Investor Series	—	—	—	7,691	—

M&E - 1.55% Retirement Optimizer	—	1,702	14,076	—	224

M&E - 1.59% Retirement Power	—	1,377	68,711	—	6,629

M&E - 1.60% Investor Series	—	—	—	1,689	—

M&E - 1.65% Investor Series	8,633	—	—	7,796	—

Accumulation unit value:
M&E - 1.25% Investor Series	$10.643068	$—	$—	$14.119473	$—

M&E - 1.35% Retirement Plus	$—	$12.360589	$—	$—	$9.661043

M&E - 1.45% Investor Series	$10.469525	$—	$—	$13.889206	$—

M&E - 1.55% Retirement Optimizer	$—	$12.193339	$19.745622	$—	$11.636027

M&E - 1.59% Retirement Power	$—	$12.160185	$11.005418	$—	$5.671118

M&E - 1.60% Investor Series	$10.341254	$—	$—	$13.719060	$—

M&E - 1.65% Investor Series	$10.298854	$—	$—	$13.662832	$—

See accompanying notes.

2

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Invesco Van Kampen V.I. Comstock Subaccount	AllianceBernstein International Value Subaccount	AllianceBernstein Global Thematic Growth Subaccount	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	694,506.636	7,100.640	88,921.496	37,068.404	203,268.730

Cost	$8,124,687	$103,450	$1,424,067	$575,392	$4,782,134

Investments in mutual funds, Level 1 prices quoted at net asset value	$9,216,103	$92,024	$1,500,995	$773,988	$6,335,885
Receivable for units sold	2	—	—	—	4

Total assets	9,216,105	92,024	1,500,995	773,988	6,335,889

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$9,216,105	$92,024	$1,500,995	$773,988	$6,335,889

Net Assets:
Deferred annuity contracts terminable by owners	$9,216,105	$92,024	$1,500,995	$773,988	$6,335,889

Total net assets	$9,216,105	$92,024	$1,500,995	$773,988	$6,335,889

Accumulation units outstanding:
M&E - 1.25% Investor Series	47,333	2,856	—	—	—

M&E - 1.35% Retirement Plus	326,208	—	213,969	—	329,875

M&E - 1.45% Investor Series	85,772	11,240	—	—	—

M&E - 1.55% Retirement Optimizer	28,335	—	—	7,749	1,680

M&E - 1.59% Retirement Power	98,941	—	—	49,558	42,424

M&E - 1.60% Investor Series	1,911	1,403	—	—	—

M&E - 1.65% Investor Series	105,123	—	—	—	—

Accumulation unit value:
M&E - 1.25% Investor Series	$13.193430	$5.998972	$—	$—	$—

M&E - 1.35% Retirement Plus	$13.552830	$—	$7.015016	$—	$18.297037

M&E - 1.45% Investor Series	$12.978130	$5.929603	$—	$—	$—

M&E - 1.55% Retirement Optimizer	$13.320792	$—	$—	$13.505453	$11.493539

M&E - 1.59% Retirement Power	$13.274880	$—	$—	$13.506085	$6.619617

M&E - 1.60% Investor Series	$12.819034	$5.878119	$—	$—	$—

M&E - 1.65% Investor Series	$12.766462	$5.861064	$—	$—	$—

See accompanying notes.

3

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Small/Mid Cap Value Subaccount	AllianceBernstein Value Subaccount	American Century VP International Subaccount	American Century VP Ultra® Subaccount	American Funds Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	21,555.082	23,436.704	314,870.980	29,462.388	37,200.514

Cost	$306,319	$268,168	$2,386,116	$213,933	$616,904

Investments in mutual funds, Level 1 prices quoted at net asset value	$380,878	$249,132	$2,811,798	$318,194	$681,141
Receivable for units sold	—	1	—	—	—

Total assets	380,878	249,133	2,811,798	318,194	681,141

Liabilities
Payable for units redeemed	—	—	1	—	5

Total net assets	$380,878	$249,133	$2,811,797	$318,194	$681,136

Net Assets:
Deferred annuity contracts terminable by owners	$380,878	$249,133	$2,811,797	$318,194	$681,136

Total net assets	$380,878	$249,133	$2,811,797	$318,194	$681,136

Accumulation units outstanding:
M&E - 1.25% Investor Series	7,298	1,535	—	—	1,346

M&E - 1.35% Retirement Plus	—	—	237,165	20,179	—

M&E - 1.45% Investor Series	1,497	4,053	—	—	12,327

M&E - 1.55% Retirement Optimizer	—	—	—	565	—

M&E - 1.59% Retirement Power	—	—	—	5,800	—

M&E - 1.60% Investor Series	—	—	—	—	3,702

M&E - 1.65% Investor Series	15,667	17,923	—	—	30,994

Accumulation unit value:
M&E - 1.25% Investor Series	$15.915755	$10.895646	$—	$12.490543	$14.473586

M&E - 1.35% Retirement Plus	$—	$—	$11.855890	$12.045561	$—

M&E - 1.45% Investor Series	$15.656310	$10.717900	$—	$12.286754	$14.237576

M&E - 1.55% Retirement Optimizer	$—	$—	$—	$11.839310	$—

M&E - 1.59% Retirement Power	$—	$—	$—	$11.798515	$—

M&E - 1.60% Investor Series	$15.464601	$10.586565	$—	$12.136183	$14.063201

M&E - 1.65% Investor Series	$15.401233	$10.543137	$—	$12.086406	$14.005535

See accompanying notes.

4

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	American Funds Bond Subaccount	American Funds Growth Subaccount	American Funds Growth-Income Subaccount	American Funds International Subaccount	BlackRock Balanced Capital V.I. Subaccount
Assets
Investment in securities:
Number of shares	60,725.484	26,417.815	23,991.335	243,877.546	200,784.808

Cost	$650,037	$1,012,114	$834,494	$4,010,311	$2,326,165

Investments in mutual funds, Level 1 prices quoted at net asset value	$678,304	$1,596,957	$917,429	$4,297,122	$2,666,422
Receivable for units sold	—	—	—	3	1

Total assets	678,304	1,596,957	917,429	4,297,125	2,666,423

Liabilities
Payable for units redeemed	—	—	1	—	—

Total net assets	$678,304	$1,596,957	$917,428	$4,297,125	$2,666,423

Net Assets:
Deferred annuity contracts terminable by owners	$678,304	$1,596,957	$917,428	$4,297,125	$2,666,423

Total net assets	$678,304	$1,596,957	$917,428	$4,297,125	$2,666,423

Accumulation units outstanding:
M&E - 1.25% Investor Series	4,694	23,139	16,414	60,300	—

M&E - 1.35% Retirement Plus	—	—	—	—	115,490

M&E - 1.45% Investor Series	26,827	48,309	22,583	92,095	—

M&E - 1.55% Retirement Optimizer	—	—	—	—	—

M&E - 1.59% Retirement Power	—	—	—	—	—

M&E - 1.60% Investor Series	—	1,442	—	2,567	—

M&E - 1.65% Investor Series	24,385	36,762	33,330	124,497	—

Accumulation unit value:
M&E - 1.25% Investor Series	$12.405042	$14.836787	$12.943123	$15.691092	$—

M&E - 1.35% Retirement Plus	$—	$—	$—	$—	$23.087842

M&E - 1.45% Investor Series	$12.202780	$14.594856	$12.731993	$15.435201	$—

M&E - 1.55% Retirement Optimizer	$—	$—	$—	$—	$—

M&E - 1.59% Retirement Power	$—	$—	$—	$—	$—

M&E - 1.60% Investor Series	$12.053324	$14.416094	$12.576047	$15.246103	$—

M&E - 1.65% Investor Series	$12.003910	$14.356987	$12.524477	$15.183612	$—

See accompanying notes.

5

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	BlackRock Basic Value V.I. Subaccount	BlackRock Total Return V.I. Subaccount	BlackRock Capital Appreciation V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount	BlackRock Global Opportunities V.I. Subaccount
Assets
Investment in securities:
Number of shares	1,372,128.654	1,034,151.234	1,434,786.519	2,215,065.076	143,214.828

Cost	$17,896,853	$11,876,460	$9,908,824	$32,590,680	$1,534,276

Investments in mutual funds, Level 1 prices quoted at net asset value	$17,563,246	$12,420,157	$12,195,686	$35,662,548	$1,990,674
Receivable for units sold	—	34,010	—	8	—

Total assets	17,563,246	12,454,167	12,195,686	35,662,556	1,990,674

Liabilities
Payable for units redeemed	10	—	7	—	11

Total net assets	$17,563,236	$12,454,167	$12,195,679	$35,662,556	$1,990,663

Net Assets:
Deferred annuity contracts terminable by owners	$17,563,236	$12,454,167	$12,195,679	$35,662,556	$1,990,663

Total net assets	$17,563,236	$12,454,167	$12,195,679	$35,662,556	$1,990,663

Accumulation units outstanding:
M&E - 1.25% Investor Series	—	1,253	52,297	25,805	—

M&E - 1.35% Retirement Plus	360,015	469,676	612,666	919,738	140,705

M&E - 1.45% Investor Series	8,998	8,904	75,565	74,449	499

M&E - 1.55% Retirement Optimizer	40,841	2,570	53,625	—	—

M&E - 1.59% Retirement Power	146,033	14,763	202,172	—	—

M&E - 1.60% Investor Series	4,882	7,905	8,707	72,202	—

M&E - 1.65% Investor Series	20,469	16,606	125,447	71,104	—

Accumulation unit value:
M&E - 1.25% Investor Series	$13.071636	$13.141957	$13.509543	$17.020294	$8.261807

M&E - 1.35% Retirement Plus	$39.628515	$25.050024	$10.386345	$34.370365	$14.118747

M&E - 1.45% Investor Series	$12.858426	$12.927573	$13.289158	$16.742781	$8.185425

M&E - 1.55% Retirement Optimizer	$15.569445	$14.188858	$12.178192	$—	$—

M&E - 1.59% Retirement Power	$15.228919	$14.129562	$8.479673	$—	$—

M&E - 1.60% Investor Series	$12.700901	$12.769163	$13.126342	$16.537733	$8.128655

M&E - 1.65% Investor Series	$12.648808	$12.716811	$13.072523	$16.469942	$8.109807

See accompanying notes.

6

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	BlackRock Government Bond V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock International V.I. Subaccount	BlackRock Large Cap Core V.I. Subaccount	BlackRock Large Cap Growth V.I. Subaccount
Assets
Investment in securities:
Number of shares	1,031,118.627	1,022,071.793	916,523.277	616,857.262	414,935.334

Cost	$10,734,609	$6,927,147	$8,537,250	$17,859,005	$4,129,186

Investments in mutual funds, Level 1 prices quoted at net asset value	$11,043,280	$7,604,215	$8,285,371	$15,754,535	$4,788,354
Receivable for units sold	22,383	34,530	14	1	—

Total assets	11,065,663	7,638,745	8,285,385	15,754,536	4,788,354

Liabilities
Payable for units redeemed	—	—	—	—	8

Total net assets	$11,065,663	$7,638,745	$8,285,385	$15,754,536	$4,788,346

Net Assets:
Deferred annuity contracts terminable by owners	$11,065,663	$7,638,745	$8,285,385	$15,754,536	$4,788,346

Total net assets	$11,065,663	$7,638,745	$8,285,385	$15,754,536	$4,788,346

Accumulation units outstanding:
M&E - 1.25% Investor Series	646	6,922	—	2,258	3,442

M&E - 1.35% Retirement Plus	368,365	197,915	404,872	429,088	420,462

M&E - 1.45% Investor Series	13,418	11,068	5,775	23,299	3,177

M&E - 1.55% Retirement Optimizer	50,012	—	11,794	—	—

M&E - 1.59% Retirement Power	145,025	—	75,930	—	—

M&E - 1.60% Investor Series	—	6,550	—	2,838	—

M&E - 1.65% Investor Series	12,498	35,910	20,004	49,541	—

Accumulation unit value:
M&E - 1.25% Investor Series	$12.740612	$16.401152	$13.038069	$13.533703	$13.368322

M&E - 1.35% Retirement Plus	$21.175630	$33.713162	$16.458979	$34.323217	$11.179489

M&E - 1.45% Investor Series	$12.532779	$16.133638	$12.825396	$13.313106	$13.150294

M&E - 1.55% Retirement Optimizer	$13.602248	$—	$16.937625	$—	$—

M&E - 1.59% Retirement Power	$15.545898	$—	$14.426476	$—	$—

M&E - 1.60% Investor Series	$12.379208	$15.935974	$12.668232	$13.150097	$12.989207

M&E - 1.65% Investor Series	$12.328432	$15.870649	$12.616310	$13.096236	$12.935983

See accompanying notes.

7

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	BlackRock Large Cap Value V.I. Subaccount	BlackRock Money Market V.I. Subaccount	BlackRock S&P 500 Index V.I. Subaccount	BlackRock Equity Dividend V.I. Subaccount	BlackRock Value Opportunities V.I. Subaccount
Assets
Investment in securities:
Number of shares	526,491.812	10,974,286.060	738,221.572	170,571.312	579,545.491

Cost	$4,073,178	$10,974,286	$10,529,094	$1,588,824	$9,728,185

Investments in mutual funds, Level 1 prices quoted at net asset value	$5,649,257	$10,974,286	$11,390,758	$1,526,613	$11,237,387
Receivable for units sold	6	2	—	—	11

Total assets	5,649,263	10,974,288	11,390,758	1,526,613	11,237,398

Liabilities
Payable for units redeemed	—	—	4	—	—

Total net assets	$5,649,263	$10,974,288	$11,390,754	$1,526,613	$11,237,398

Net Assets:
Deferred annuity contracts terminable by owners	$5,649,263	$10,974,288	$11,390,754	$1,526,613	$11,237,398

Total net assets	$5,649,263	$10,974,288	$11,390,754	$1,526,613	$11,237,398

Accumulation units outstanding:
M&E - 1.25% Investor Series	3,937	7,662	605	—	—

M&E - 1.35% Retirement Plus	346,960	640,364	518,447	44,505	253,390

M&E - 1.45% Investor Series	24,040	55,585	8,746	—	5,010

M&E - 1.55% Retirement Optimizer	—	26,839	10,229	—	—

M&E - 1.59% Retirement Power	—	69,226	70,809	—	3,851

M&E - 1.60% Investor Series	—	4,969	5,691	—	—

M&E - 1.65% Investor Series	3,920	21,208	6,436	—	8,969

Accumulation unit value:
M&E - 1.25% Investor Series	$12.765504	$10.467244	$13.382572	$—	$13.561958

M&E - 1.35% Retirement Plus	$15.127650	$14.137605	$19.875391	$34.302304	$43.372794

M&E - 1.45% Investor Series	$12.557323	$10.296466	$13.164290	$—	$13.340741

M&E - 1.55% Retirement Optimizer	$—	$10.073071	$13.471536	$—	$16.337490

M&E - 1.59% Retirement Power	$—	$10.586339	$9.434398	$—	$16.269183

M&E - 1.60% Investor Series	$12.403523	$10.170284	$13.002991	$—	$13.177281

M&E - 1.65% Investor Series	$12.352705	$10.128574	$12.949684	$—	$13.123256

See accompanying notes.

8

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Davis Value Subaccount	Dreyfus VIF Appreciation Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Eaton Vance VT Large-Cap Value Subaccount	Federated Capital Appreciation II Subaccount
Assets
Investment in securities:
Number of shares	480,497.321	29,870.022	87,441.898	238,004.208	60,965.142

Cost	$5,011,727	$1,008,580	$818,303	$2,072,897	$348,163

Investments in mutual funds, Level 1 prices quoted at net asset value	$5,251,836	$1,202,268	$827,200	$2,199,159	$381,032
Receivable for units sold	—	—	5	—	—

Total assets	5,251,836	1,202,268	827,205	2,199,159	381,032

Liabilities
Payable for units redeemed	5	—	—	6	—

Total net assets	$5,251,831	$1,202,268	$827,205	$2,199,153	$381,032

Net Assets:
Deferred annuity contracts terminable by owners	$5,251,831	$1,202,268	$827,205	$2,199,153	$381,032

Total net assets	$5,251,831	$1,202,268	$827,205	$2,199,153	$381,032

Accumulation units outstanding:
M&E - 1.25% Investor Series	10,977	17,091	2,977	49,035	—

M&E - 1.35% Retirement Plus	268,598	—	—	—	26,539

M&E - 1.45% Investor Series	35,314	22,475	22,266	70,512	250

M&E - 1.55% Retirement Optimizer	5,786	—	—	—	231

M&E - 1.59% Retirement Power	90,057	—	—	—	5,443

M&E - 1.60% Investor Series	8,875	1,831	12,040	1,975	—

M&E - 1.65% Investor Series	16,905	41,080	28,428	111,817	—

Accumulation unit value:
M&E - 1.25% Investor Series	$12.331469	$14.892753	$12.907698	$9.562931	$12.075781

M&E - 1.35% Retirement Plus	$12.302922	$—	$—	$—	$11.778696

M&E - 1.45% Investor Series	$12.130255	$14.649744	$12.697067	$9.454046	$11.878745

M&E - 1.55% Retirement Optimizer	$13.945768	$—	$—	$—	$11.577015

M&E - 1.59% Retirement Power	$11.046606	$—	$—	$—	$11.537117

M&E - 1.60% Investor Series	$11.981558	$14.470187	$12.541435	$9.373250	$11.733146

M&E - 1.65% Investor Series	$11.932389	$14.410823	$12.489993	$9.346505	$11.685016

See accompanying notes.

9

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Federated Kaufmann II Subaccount	Templeton Foreign Securities Subaccount	Templeton Growth Securities Subaccount	Janus Aspen Forty Subaccount	Janus Aspen-Enterprise Subaccount
Assets
Investment in securities:
Number of shares	119,020.466	48,185.633	8,942.198	3,524.429	1,175.561

Cost	$1,476,895	$611,711	$84,169	$112,281	$46,242

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,792,448	$692,428	$107,038	$141,964	$50,761
Receivable for units sold	1	8	1	—	—

Total assets	1,792,449	692,436	107,039	141,964	50,761

Liabilities
Payable for units redeemed	—	—	—	7	3

Total net assets	$1,792,449	$692,436	$107,039	$141,957	$50,758

Net Assets:
Deferred annuity contracts terminable by owners	$1,792,449	$692,436	$107,039	$141,957	$50,758

Total net assets	$1,792,449	$692,436	$107,039	$141,957	$50,758

Accumulation units outstanding:
M&E - 1.25% Investor Series	2,813	6,388	—	2,152	26

M&E - 1.35% Retirement Plus	101,486	—	—	—	—

M&E - 1.45% Investor Series	4,975	21,328	4,841	5,627	2,822

M&E - 1.55% Retirement Optimizer	—	—	—	—	—

M&E - 1.59% Retirement Power	6,041	—	—	—	—

M&E - 1.60% Investor Series	—	4,336	890	1,140	1,151

M&E - 1.65% Investor Series	12,752	15,259	2,990	2,432	—

Accumulation unit value:
M&E - 1.25% Investor Series	$14.458197	$14.940328	$12.563323	$12.666851	$12.869176

M&E - 1.35% Retirement Plus	$13.990508	$—	$—	$—	$—

M&E - 1.45% Investor Series	$14.222272	$14.696466	$12.358424	$12.520389	$12.720344

M&E - 1.55% Retirement Optimizer	$13.750973	$—	$—	$—	$—

M&E - 1.59% Retirement Power	$13.703591	$—	$—	$—	$—

M&E - 1.60% Investor Series	$14.047974	$14.516298	$12.207007	$12.411753	$12.609928

M&E - 1.65% Investor Series	$13.990358	$14.456735	$12.156967	$12.375760	$12.573343

See accompanying notes.

10

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	MFS® Growth Series Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small & Mid- Cap Subaccount	PIMCO CommodityRealReturn® Strategy Subaccount
Assets
Investment in securities:
Number of shares	206,832.246	1,367.117	2,687	5,635.627	146,431.189

Cost	$4,186,923	$52,986	$56,138	$77,144	$1,216,106

Investments in mutual funds, Level 1 prices quoted at net asset value	$5,962,974	$61,055	$63,906	$112,487	$1,044,054
Receivable for units sold	—	1	—	—	6

Total assets	5,962,974	61,056	63,906	112,487	1,044,060

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$5,962,974	$61,056	$63,906	$112,487	$1,044,060

Net Assets:
Deferred annuity contracts terminable by owners	$5,962,974	$61,056	$63,906	$112,487	$1,044,060

Total net assets	$5,962,974	$61,056	$63,906	$112,487	$1,044,060

Accumulation units outstanding:
M&E - 1.25% Investor Series	—	—	—	3,633	9,883

M&E - 1.35% Retirement Plus	180,287	—	—	—	—

M&E - 1.45% Investor Series	—	5,098	4,915	1,673	42,256

M&E - 1.55% Retirement Optimizer	34,801	—	—	—	—

M&E - 1.59% Retirement Power	270,542	—	—	—	—

M&E - 1.60% Investor Series	—	—	—	—	3,519

M&E - 1.65% Investor Series	—	—	—	2,050	32,641

Accumulation unit value:
M&E - 1.25% Investor Series	$—	$12.175775	$13.218402	$15.488019	$12.076550

M&E - 1.35% Retirement Plus	$19.807891	$—	$—	$—	$—

M&E - 1.45% Investor Series	$—	$11.977183	$13.002794	$15.235519	$11.879487

M&E - 1.55% Retirement Optimizer	$15.643225	$—	$—	$—	$—

M&E - 1.59% Retirement Power	$6.828751	$—	$—	$—	$—

M&E - 1.60% Investor Series	$—	$11.830439	$12.843526	$15.048929	$11.733904

M&E - 1.65% Investor Series	$—	$11.781936	$12.790878	$14.987273	$11.685754

See accompanying notes.

11

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	PIMCO Low Duration Subaccount	PIMCO Real Return Subaccount	PIMCO Total Return Subaccount	Pioneer Emerging Markets VCT Subaccount	Pioneer Fund VCT Subaccount
Assets
Investment in securities:
Number of shares	252,540.151	244,032.765	2,754,110.278	7,314.900	722.253

Cost	$2,655,159	$3,350,625	$30,249,053	$211,955	$14,544

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,722,383	$3,477,467	$31,809,975	$186,896	$15,110
Receivable for units sold	1	18	8	—	—

Total assets	2,722,384	3,477,485	31,809,983	186,896	15,110

Liabilities
Payable for units redeemed	—	—	—	—	6

Total net assets	$2,722,384	$3,477,485	$31,809,983	$186,896	$15,104

Net Assets:
Deferred annuity contracts terminable by owners	$2,722,384	$3,477,485	$31,809,983	$186,896	$15,104

Total net assets	$2,722,384	$3,477,485	$31,809,983	$186,896	$15,104

Accumulation units outstanding:
M&E - 1.25% Investor Series	33,220	30,389	105,778	2,396	225

M&E - 1.35% Retirement Plus	—	—	812,320	—	—

M&E - 1.45% Investor Series	51,492	57,209	199,993	6,605	—

M&E - 1.55% Retirement Optimizer	—	—	80,760	—	—

M&E - 1.59% Retirement Power	—	—	300,148	—	—

M&E - 1.60% Investor Series	14,016	20,852	34,159	1,637	—

M&E - 1.65% Investor Series	121,359	125,377	357,798	6,053	991

Accumulation unit value:
M&E - 1.25% Investor Series	$12.578936	$15.235593	$15.529890	$11.396047	$12.763714

M&E - 1.35% Retirement Plus	$—	$—	$17.182030	$—	$—

M&E - 1.45% Investor Series	$12.433621	$14.987085	$15.276558	$11.241716	$12.555540

M&E - 1.55% Retirement Optimizer	$—	$—	$17.096460	$—	$—

M&E - 1.59% Retirement Power	$—	$—	$19.596237	$—	$—

M&E - 1.60% Investor Series	$12.325803	$14.803446	$15.089370	$11.127422	$12.401708

M&E - 1.65% Investor Series	$12.290084	$14.742765	$15.027502	$11.089592	$12.350855

See accompanying notes.

12

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Pioneer High Yield VCT Subaccount	Pioneer Real Estate Shares VCT Subaccount	Columbia Variable Portfolio Select Smaller-Cap Value Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount	TA WMC Diversified Growth Subaccount
Assets
Investment in securities:
Number of shares	22,106.315	4,340.890	67,980.352	—	141,939

Cost	$221,839	$78,308	$785,742	$—	$3,172,940

Investments in mutual funds, Level 1 prices quoted at net asset value	$230,348	$86,514	$845,675	$—	$3,405,121
Receivable for units sold	5	—	—	—	1

Total assets	230,353	86,514	845,675	—	3,405,122

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$230,353	$86,514	$845,675	$—	$3,405,122

Net Assets:
Deferred annuity contracts terminable by owners	$230,353	$86,514	$845,675	$—	$3,405,122

Total net assets	$230,353	$86,514	$845,675	$—	$3,405,122

Accumulation units outstanding:
M&E - 1.25% Investor Series	2,044	—	—	—	74,287

M&E - 1.35% Retirement Plus	—	—	—	—	—

M&E - 1.45% Investor Series	12,120	236	—	—	109,873

M&E - 1.55% Retirement Optimizer	—	—	23,488	—	—

M&E - 1.59% Retirement Power	—	—	60,445	—	—

M&E - 1.60% Investor Series	—	3,165	—	—	3,271

M&E - 1.65% Investor Series	1,497	3,404	—	—	170,790

Accumulation unit value:
M&E - 1.25% Investor Series	$14.943074	$12.941180	$—	$9.933181	$9.622725

M&E - 1.35% Retirement Plus	$—	$—	$—	$—	$—

M&E - 1.45% Investor Series	$14.699336	$12.817218	$—	$9.838089	$9.530623

M&E - 1.55% Retirement Optimizer	$—	$—	$10.080901	$—	$—

M&E - 1.59% Retirement Power	$—	$—	$10.073661	$—	$—

M&E - 1.60% Investor Series	$14.519224	$12.725086	$—	$9.767452	$9.462138

M&E - 1.65% Investor Series	$14.459689	$12.694524	$—	$9.744032	$9.439431

See accompanying notes.

13

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	TA Morgan Stanley Mid-Cap Growth Subaccount	TA Systematic Small/Mid Cap Value Subaccount	Wanger International Subaccount	Wanger USA Subaccount
Assets
Investment in securities:
Number of shares	49,826.607	39,490.681	43,251.212	14,550.735

Cost	$1,335,316	$733,546	$1,453,389	$423,314

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,369,733	$680,030	$1,349,005	$492,397
Receivable for units sold	—	—	1	—

Total assets	1,369,733	680,030	1,349,006	492,397

Liabilities
Payable for units redeemed	—	—	—	3

Total net assets	$1,369,733	$680,030	$1,349,006	$492,394

Net Assets:
Deferred annuity contracts terminable by owners	$1,369,733	$680,030	$1,349,006	$492,394

Total net assets	$1,369,733	$680,030	$1,349,006	$492,394

Accumulation units outstanding:
M&E - 1.25% Investor Series	27,926	7,247	23,131	6,148

M&E - 1.35% Retirement Plus	—	—	—	—

M&E - 1.45% Investor Series	39,565	13,413	35,634	9,872

M&E - 1.55% Retirement Optimizer	—	—	—	—

M&E - 1.59% Retirement Power	—	—	—	—

M&E - 1.60% Investor Series	2,202	5,611	961	1,171

M&E - 1.65% Investor Series	58,138	30,355	62,608	14,207

Accumulation unit value:
M&E - 1.25% Investor Series	$10.741982	$12.181467	$11.198419	$16.015767

M&E - 1.35% Retirement Plus	$—	$—	$—	$—

M&E - 1.45% Investor Series	$10.720491	$12.064829	$11.069000	$15.754395

M&E - 1.55% Retirement Optimizer	$—	$—	$—	$—

M&E - 1.59% Retirement Power	$—	$—	$—	$—

M&E - 1.60% Investor Series	$10.704420	$11.978152	$10.972954	$15.561298

M&E - 1.65% Investor Series	$10.699060	$11.949415	$10.941146	$15.497478

See accompanying notes.

14

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco V.I. Core Equity Subaccount	Invesco V.I. International Growth Subaccount	Invesco V.I. Mid Cap Core Equity Subaccount
Net Assets as of January 1, 2011	$133,811	$4,761,555	$2,320,278	$261,713

Investment income:
Dividends	1,201	43,079	30,538	785
Investment expenses:
Mortality and expense risk and other charges	1,934	60,941	30,245	3,887

Net investment income (loss)	(733)	(17,862)	293	(3,102)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(4,486)	67,190	55,809	8,932

Net realized capital gains (losses) on investments	(4,486)	67,190	55,809	8,932
Net change in unrealized appreciation (depreciation)	(520)	(93,466)	(170,874)	(25,347)

Net gain (loss) on investment	(5,006)	(26,276)	(115,065)	(16,415)

Increase (decrease) in net assets from operations	(5,739)	(44,138)	(114,772)	(19,517)

Increase (decrease) in net assets from contract transactions	(426)	(619,332)	(522,812)	813

Total increase (decrease) in net assets	(6,165)	(663,470)	(637,584)	(18,704)

Net Assets as of December 31, 2011	$127,646	$4,098,085	$1,682,694	$243,009

Investment income:
Dividends	1,283	39,126	18,109	155
Investment expenses:
Mortality and expense risk and other charges	1,562	55,988	22,585	3,725

Net investment income (loss)	(279)	(16,862)	(4,476)	(3,570)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	2,010
Realized gain (loss) on investments	(23,122)	93,961	(14,760)	5,016

Net realized capital gains (losses) on investments	(23,122)	93,961	(14,760)	7,026
Net change in unrealized appreciation (depreciation)	41,934	401,009	193,837	20,036

Net gain (loss) on investment	18,812	494,970	179,077	27,062

Increase (decrease) in net assets from operations	18,533	478,108	174,601	23,492

Increase (decrease) in net assets from contract transactions	(57,273)	(617,256)	(823,173)	(22,997)

Total increase (decrease) in net assets	(38,740)	(139,148)	(648,572)	495

Net Assets as of December 31, 2012	$88,906	$3,958,937	$1,034,122	$243,504

See accompanying notes.

(1)	See footnote 1

15

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Invesco Van Kampen V.I. American Franchise Subaccount	Invesco Van Kampen V.I. Comstock Subaccount	AllianceBernstein International Value Subaccount	AllianceBernstein Global Thematic Growth Subaccount
Net Assets as of January 1, 2011	$66,556	$7,264,558	$404,384	$2,208,672

Investment income:
Dividends	—	186,240	7,667	11,781
Investment expenses:
Mortality and expense risk and other charges	924	149,272	4,401	26,767

Net investment income (loss)	(924)	36,968	3,266	(14,986)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	3,079	276,050	(220,025)	12,062

Net realized capital gains (losses) on investments	3,079	276,050	(220,025)	12,062
Net change in unrealized appreciation (depreciation)	(5,247)	(714,737)	143,641	(515,501)

Net gain (loss) on investment	(2,168)	(438,687)	(76,384)	(503,439)

Increase (decrease) in net assets from operations	(3,092)	(401,719)	(73,118)	(518,425)

Increase (decrease) in net assets from contract transactions	(19,996)	3,654,429	(250,889)	(89,547)

Total increase (decrease) in net assets	(23,088)	3,252,710	(324,007)	(607,972)

Net Assets as of December 31, 2011	$43,468	$10,517,268	$80,377	$1,600,700

Investment income:
Dividends	—	171,221	1,435	—
Investment expenses:
Mortality and expense risk and other charges	15,120	145,299	1,213	21,205

Net investment income (loss)	(15,120)	25,922	222	(21,205)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(14,456)	334,714	(1,854)	(64,394)

Net realized capital gains (losses) on investments	(14,456)	334,714	(1,854)	(64,394)
Net change in unrealized appreciation (depreciation)	(34,584)	1,304,929	12,123	267,320

Net gain (loss) on investment	(49,040)	1,639,643	10,269	202,926

Increase (decrease) in net assets from operations	(64,160)	1,665,565	10,491	181,721

Increase (decrease) in net assets from contract transactions	1,580,714	(2,966,728)	1,156	(281,426)

Total increase (decrease) in net assets	1,516,554	(1,301,163)	11,647	(99,705)

Net Assets as of December 31, 2012	$1,560,022	$9,216,105	$92,024	$1,500,995

See accompanying notes.

(1)	See footnote 1

16

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Small/Mid Cap Value Subaccount	AllianceBernstein Value Subaccount
Net Assets as of January 1, 2011	$768,027	$8,143,425	$324,757	$255,425

Investment income:
Dividends	9,798	25,057	2,022	3,416
Investment expenses:
Mortality and expense risk and other charges	11,794	102,821	7,604	3,754

Net investment income (loss)	(1,996)	(77,764)	(5,582)	(338)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	19,262	21,134	23,665	(14,588)

Net realized capital gains (losses) on investments	19,262	21,134	23,665	(14,588)
Net change in unrealized appreciation (depreciation)	21,743	(276,663)	(31,306)	4,398

Net gain (loss) on investment	41,005	(255,529)	(7,641)	(10,190)

Increase (decrease) in net assets from operations	39,009	(333,293)	(13,223)	(10,528)

Increase (decrease) in net assets from contract transactions	(81,993)	(1,014,049)	316,002	(16,235)

Total increase (decrease) in net assets	(42,984)	(1,347,342)	302,779	(26,763)

Net Assets as of December 31, 2011	$725,043	$6,796,083	$627,536	$228,662

Investment income:
Dividends	12,042	20,204	3,480	4,881
Investment expenses:
Mortality and expense risk and other charges	12,175	94,601	8,500	3,882

Net investment income (loss)	(133)	(74,397)	(5,020)	999

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	20,281	—
Realized gain (loss) on investments	22,573	137,614	43,836	(12,659)

Net realized capital gains (losses) on investments	22,573	137,614	64,117	(12,659)
Net change in unrealized appreciation (depreciation)	88,785	941,940	26,135	42,963

Net gain (loss) on investment	111,358	1,079,554	90,252	30,304

Increase (decrease) in net assets from operations	111,225	1,005,157	85,232	31,303

Increase (decrease) in net assets from contract transactions	(62,280)	(1,465,351)	(331,890)	(10,832)

Total increase (decrease) in net assets	48,945	(460,194)	(246,658)	20,471

Net Assets as of December 31, 2012	$773,988	$6,335,889	$380,878	$249,133

See accompanying notes.

(1)	See footnote 1

17

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	American Century VP International Subaccount	American Century VP Ultra® Subaccount	American Funds Asset Allocation Subaccount	American Funds Bond Subaccount
Net Assets as of January 1, 2011	$3,455,137	$266,839	$567,131	$1,005,549

Investment income:
Dividends	51,310	—	11,590	26,805
Investment expenses:
Mortality and expense risk and other charges	45,940	4,130	9,417	14,300

Net investment income (loss)	5,370	(4,130)	2,173	12,505

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(126,824)	21,459	(8,117)	29,344

Net realized capital gains (losses) on investments	(126,824)	21,459	(8,117)	29,344
Net change in unrealized appreciation (depreciation)	(314,616)	(18,772)	11,591	(3,227)

Net gain (loss) on investment	(441,440)	2,687	3,474	26,117

Increase (decrease) in net assets from operations	(436,070)	(1,443)	5,647	38,622

Increase (decrease) in net assets from contract transactions	(134,608)	22,565	44,938	(200,995)

Total increase (decrease) in net assets	(570,678)	21,122	50,585	(162,373)

Net Assets as of December 31, 2011	$2,884,459	$287,961	$617,716	$843,176

Investment income:
Dividends	25,566	—	12,543	17,474
Investment expenses:
Mortality and expense risk and other charges	38,908	4,525	11,140	13,007

Net investment income (loss)	(13,342)	(4,525)	1,403	4,467

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	81,941	16,224	(12,772)	20,494

Net realized capital gains (losses) on investments	81,941	16,224	(12,772)	20,494
Net change in unrealized appreciation (depreciation)	438,092	23,918	101,299	5,269

Net gain (loss) on investment	520,033	40,142	88,527	25,763

Increase (decrease) in net assets from operations	506,691	35,617	89,930	30,230

Increase (decrease) in net assets from contract transactions	(579,353)	(5,384)	(26,510)	(195,102)

Total increase (decrease) in net assets	(72,662)	30,233	63,420	(164,872)

Net Assets as of December 31, 2012	$2,811,797	$318,194	$681,136	$678,304

See accompanying notes.

(1)	See footnote 1

18

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	American Funds Growth Subaccount	American Funds Growth-Income Subaccount	American Funds International Subaccount	BlackRock Balanced Capital V.I. Subaccount
Net Assets as of January 1, 2011	$2,019,977	$1,631,468	$6,526,334	$2,878,406

Investment income:
Dividends	10,807	17,072	93,936	59,759
Investment expenses:
Mortality and expense risk and other charges	28,684	21,807	88,215	37,966

Net investment income (loss)	(17,877)	(4,735)	5,721	21,793

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	154,502	(177,948)	(47,505)	15,074

Net realized capital gains (losses) on investments	154,502	(177,948)	(47,505)	15,074
Net change in unrealized appreciation (depreciation)	(225,802)	87,920	(720,632)	33,840

Net gain (loss) on investment	(71,300)	(90,028)	(768,137)	48,914

Increase (decrease) in net assets from operations	(89,177)	(94,763)	(762,416)	70,707

Increase (decrease) in net assets from contract transactions	(296,367)	(570,037)	(1,027,609)	(281,317)

Total increase (decrease) in net assets	(385,544)	(664,800)	(1,790,025)	(210,610)

Net Assets as of December 31, 2011	$1,634,433	$966,668	$4,736,309	$2,667,796

Investment income:
Dividends	12,800	14,851	62,949	37,599
Investment expenses:
Mortality and expense risk and other charges	27,336	16,094	75,429	36,651

Net investment income (loss)	(14,536)	(1,243)	(12,480)	948

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	152,005	(18,491)	202,410	24,665

Net realized capital gains (losses) on investments	152,005	(18,491)	202,410	24,665
Net change in unrealized appreciation (depreciation)	114,761	166,036	529,569	194,048

Net gain (loss) on investment	266,766	147,545	731,979	218,713

Increase (decrease) in net assets from operations	252,230	146,302	719,499	219,661

Increase (decrease) in net assets from contract transactions	(289,706)	(195,542)	(1,158,683)	(221,034)

Total increase (decrease) in net assets	(37,476)	(49,240)	(439,184)	(1,373)

Net Assets as of December 31, 2012	$1,596,957	$917,428	$4,297,125	$2,666,423

See accompanying notes.

(1)	See footnote 1

19

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	BlackRock Basic Value V.I. Subaccount	BlackRock Total Return V.I. Subaccount	BlackRock Capital Appreciation V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net Assets as of January 1, 2011	$22,527,859	$14,524,504	$17,720,144	$43,429,096

Investment income:
Dividends	353,921	583,627	47,833	860,816
Investment expenses:
Mortality and expense risk and other charges	287,245	189,872	223,022	558,396

Net investment income (loss)	66,676	393,755	(175,189)	302,420

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	316,676	847,775
Realized gain (loss) on investments	(572,780)	(141,339)	1,058,058	2,033,716

Net realized capital gains (losses) on investments	(572,780)	(141,339)	1,374,734	2,881,491
Net change in unrealized appreciation (depreciation)	(221,999)	401,460	(2,766,988)	(4,996,019)

Net gain (loss) on investment	(794,779)	260,121	(1,392,254)	(2,114,528)

Increase (decrease) in net assets from operations	(728,103)	653,876	(1,567,443)	(1,812,108)

Increase (decrease) in net assets from contract transactions	(3,287,220)	(1,803,062)	(2,438,536)	(4,972,916)

Total increase (decrease) in net assets	(4,015,323)	(1,149,186)	(4,005,979)	(6,785,024)

Net Assets as of December 31, 2011	$18,512,536	$13,375,318	$13,714,165	$36,644,072

Investment income:
Dividends	315,569	451,656	93,496	540,225
Investment expenses:
Mortality and expense risk and other charges	258,227	176,289	192,833	502,584

Net investment income (loss)	57,342	275,367	(99,337)	37,641

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	150,764	104,684
Realized gain (loss) on investments	(585,601)	(55,647)	1,192,743	1,085,520

Net realized capital gains (losses) on investments	(585,601)	(55,647)	1,343,507	1,190,204
Net change in unrealized appreciation (depreciation)	2,722,269	629,200	400,593	1,862,894

Net gain (loss) on investment	2,136,668	573,553	1,744,100	3,053,098

Increase (decrease) in net assets from operations	2,194,010	848,920	1,644,763	3,090,739

Increase (decrease) in net assets from contract transactions	(3,143,310)	(1,770,071)	(3,163,249)	(4,072,255)

Total increase (decrease) in net assets	(949,300)	(921,151)	(1,518,486)	(981,516)

Net Assets as of December 31, 2012	$17,563,236	$12,454,167	$12,195,679	$35,662,556

See accompanying notes.

(1)	See footnote 1

20

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	BlackRock Global Opportunities V.I. Subaccount	BlackRock Government Bond V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock International V.I. Subaccount
Net Assets as of January 1, 2011	$2,892,015	$16,338,569	$8,172,893	$11,539,015

Investment income:
Dividends	26,645	453,582	583,243	265,749
Investment expenses:
Mortality and expense risk and other charges	33,909	198,008	113,432	151,403

Net investment income (loss)	(7,264)	255,574	469,811	114,346

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	156,999	30,149	(148,158)	(1,148,825)

Net realized capital gains (losses) on investments	156,999	30,149	(148,158)	(1,148,825)
Net change in unrealized appreciation (depreciation)	(493,921)	365,732	(167,608)	(512,684)

Net gain (loss) on investment	(336,922)	395,881	(315,766)	(1,661,509)

Increase (decrease) in net assets from operations	(344,186)	651,455	154,045	(1,547,163)

Increase (decrease) in net assets from contract transactions	(480,327)	(3,941,237)	(335,450)	(929,312)

Total increase (decrease) in net assets	(824,513)	(3,289,782)	(181,405)	(2,476,475)

Net Assets as of December 31, 2011	$2,067,502	$13,048,787	$7,991,488	$9,062,540

Investment income:
Dividends	21,280	288,437	515,952	149,474
Investment expenses:
Mortality and expense risk and other charges	28,090	166,181	108,270	122,996

Net investment income (loss)	(6,810)	122,256	407,682	26,478

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	42,067	—	—
Realized gain (loss) on investments	123,189	165,727	(97,082)	(921,757)

Net realized capital gains (losses) on investments	123,189	207,794	(97,082)	(921,757)
Net change in unrealized appreciation (depreciation)	138,217	(216,132)	720,292	1,993,294

Net gain (loss) on investment	261,406	(8,338)	623,210	1,071,537

Increase (decrease) in net assets from operations	254,596	113,918	1,030,892	1,098,015

Increase (decrease) in net assets from contract transactions	(331,435)	(2,097,042)	(1,383,635)	(1,875,170)

Total increase (decrease) in net assets	(76,839)	(1,983,124)	(352,743)	(777,155)

Net Assets as of December 31, 2012	$1,990,663	$11,065,663	$7,638,745	$8,285,385

See accompanying notes.

(1)	See footnote 1

21

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	BlackRock Large Cap Core V.I. Subaccount	BlackRock Large Cap Growth V.I. Subaccount	BlackRock Large Cap Value V.I. Subaccount	BlackRock Money Market V.I. Subaccount
Net Assets as of January 1, 2011	$17,859,678	$5,798,604	$7,124,898	$16,913,822

Investment income:
Dividends	184,456	45,596	85,932	7
Investment expenses:
Mortality and expense risk and other charges	230,747	74,664	89,679	218,765

Net investment income (loss)	(46,291)	(29,068)	(3,747)	(218,758)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	11,814	—	372
Realized gain (loss) on investments	(13,304)	(4,979)	384,067	—

Net realized capital gains (losses) on investments	(13,304)	6,835	384,067	372
Net change in unrealized appreciation (depreciation)	324,948	108,374	(485,353)	—

Net gain (loss) on investment	311,644	115,209	(101,286)	372

Increase (decrease) in net assets from operations	265,353	86,141	(105,033)	(218,386)

Increase (decrease) in net assets from contract transactions	(2,654,593)	(859,591)	(1,081,488)	(2,651,685)

Total increase (decrease) in net assets	(2,389,240)	(773,450)	(1,186,521)	(2,870,071)

Net Assets as of December 31, 2011	$15,470,438	$5,025,154	$5,938,377	$14,043,751

Investment income:
Dividends	229,260	67,670	82,931	4
Investment expenses:
Mortality and expense risk and other charges	216,696	68,995	79,008	173,490

Net investment income (loss)	12,564	(1,325)	3,923	(173,486)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	350,139	—	418
Realized gain (loss) on investments	(453,929)	65,767	363,093	—

Net realized capital gains (losses) on investments	(453,929)	415,906	363,093	418
Net change in unrealized appreciation (depreciation)	2,117,503	260,498	304,975	—

Net gain (loss) on investment	1,663,574	676,404	668,068	418

Increase (decrease) in net assets from operations	1,676,138	675,079	671,991	(173,068)

Increase (decrease) in net assets from contract transactions	(1,392,040)	(911,887)	(961,105)	(2,896,395)

Total increase (decrease) in net assets	284,098	(236,808)	(289,114)	(3,069,463)

Net Assets as of December 31, 2012	$15,754,536	$4,788,346	$5,649,263	$10,974,288

See accompanying notes.

(1)	See footnote 1

22

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	BlackRock S&P 500 Index V.I. Subaccount	BlackRock Equity Dividend V.I. Subaccount	BlackRock Value Opportunities V.I. Subaccount	Davis Value Subaccount
Net Assets as of January 1, 2011	$12,492,750	$1,582,496	$14,508,731	$11,327,516

Investment income:
Dividends	197,548	32,306	48,945	51,341
Investment expenses:
Mortality and expense risk and other charges	160,968	20,662	173,998	101,993

Net investment income (loss)	36,580	11,644	(125,053)	(50,652)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	457,010	9,058	—	447,128
Realized gain (loss) on investments	388,652	(4,241)	(1,223,128)	889,734

Net realized capital gains (losses) on investments	845,662	4,817	(1,223,128)	1,336,862
Net change in unrealized appreciation (depreciation)	(815,224)	57,339	971,751	(1,600,383)

Net gain (loss) on investment	30,438	62,156	(251,377)	(263,521)

Increase (decrease) in net assets from operations	67,018	73,800	(376,430)	(314,173)

Increase (decrease) in net assets from contract transactions	(1,285,943)	(130,180)	(2,798,596)	(5,334,709)

Total increase (decrease) in net assets	(1,218,925)	(56,380)	(3,175,026)	(5,648,882)

Net Assets as of December 31, 2011	$11,273,825	$1,526,116	$11,333,705	$5,678,634

Investment income:
Dividends	212,399	33,913	53,214	86,133
Investment expenses:
Mortality and expense risk and other charges	161,633	20,493	156,911	77,412

Net investment income (loss)	50,766	13,420	(103,697)	8,721

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	249,386	1,253	—	315,804
Realized gain (loss) on investments	385,422	11,621	(421,971)	297,216

Net realized capital gains (losses) on investments	634,808	12,874	(421,971)	613,020
Net change in unrealized appreciation (depreciation)	844,171	128,191	1,842,917	(9,580)

Net gain (loss) on investment	1,478,979	141,065	1,420,946	603,440

Increase (decrease) in net assets from operations	1,529,745	154,485	1,317,249	612,161

Increase (decrease) in net assets from contract transactions	(1,412,816)	(153,988)	(1,413,556)	(1,038,964)

Total increase (decrease) in net assets	116,929	497	(96,307)	(426,803)

Net Assets as of December 31, 2012	$11,390,754	$1,526,613	$11,237,398	$5,251,831

See accompanying notes.

(1)	See footnote 1

23

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Dreyfus VIF Appreciation Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Eaton Vance VT Large-Cap Value Subaccount	Federated Capital Appreciation II Subaccount
Net Assets as of January 1, 2011	$1,699,313	$537,597	$3,636,393	$442,197

Investment income:
Dividends	24,219	25,548	36,339	2,980
Investment expenses:
Mortality and expense risk and other charges	21,660	8,544	43,742	5,784

Net investment income (loss)	2,559	17,004	(7,403)	(2,804)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	46,577	(2,138)	9,170	8,524

Net realized capital gains (losses) on investments	46,577	(2,138)	9,170	8,524
Net change in unrealized appreciation (depreciation)	58,726	(9,514)	(210,191)	(33,928)

Net gain (loss) on investment	105,303	(11,652)	(201,021)	(25,404)

Increase (decrease) in net assets from operations	107,862	5,352	(208,424)	(28,208)

Increase (decrease) in net assets from contract transactions	(335,169)	65,996	(601,941)	(11,327)

Total increase (decrease) in net assets	(227,307)	71,348	(810,365)	(39,535)

Net Assets as of December 31, 2011	$1,472,006	$608,945	$2,826,028	$402,662

Investment income:
Dividends	40,570	34,703	30,400	2,231
Investment expenses:
Mortality and expense risk and other charges	16,952	12,031	34,733	5,796

Net investment income (loss)	23,618	22,672	(4,333)	(3,565)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	8,670	—	22,712
Realized gain (loss) on investments	108,970	15,994	24,073	13,583

Net realized capital gains (losses) on investments	108,970	24,664	24,073	36,295
Net change in unrealized appreciation (depreciation)	(10,640)	(3,544)	324,516	2,025

Net gain (loss) on investment	98,330	21,120	348,589	38,320

Increase (decrease) in net assets from operations	121,948	43,792	344,256	34,755

Increase (decrease) in net assets from contract transactions	(391,686)	174,468	(971,131)	(56,385)

Total increase (decrease) in net assets	(269,738)	218,260	(626,875)	(21,630)

Net Assets as of December 31, 2012	$1,202,268	$827,205	$2,199,153	$381,032

See accompanying notes.

(1)	See footnote 1

24

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Federated Kaufmann II Subaccount	Templeton Foreign Securities Subaccount	Templeton Growth Securities Subaccount	Janus Aspen Forty Subaccount
Net Assets as of January 1, 2011	$2,465,108	$673,188	$154,334	$764,458

Investment income:
Dividends	23,897	11,667	1,786	1,134
Investment expenses:
Mortality and expense risk and other charges	30,210	9,998	2,036	7,430

Net investment income (loss)	(6,313)	1,669	(250)	(6,296)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(129)	(77,952)	(9,805)	6,260

Net realized capital gains (losses) on investments	(129)	(77,952)	(9,805)	6,260
Net change in unrealized appreciation (depreciation)	(322,331)	(7,718)	1,021	(85,681)

Net gain (loss) on investment	(322,460)	(85,670)	(8,784)	(79,421)

Increase (decrease) in net assets from operations	(328,773)	(84,001)	(9,034)	(85,717)

Increase (decrease) in net assets from contract transactions	(320,024)	50,409	(17,876)	(557,733)

Total increase (decrease) in net assets	(648,797)	(33,592)	(26,910)	(643,450)

Net Assets as of December 31, 2011	$1,816,311	$639,596	$127,424	$121,008

Investment income:
Dividends	—	20,265	2,013	796
Investment expenses:
Mortality and expense risk and other charges	26,120	9,263	1,589	1,896

Net investment income (loss)	(26,120)	11,002	424	(1,100)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	35,033	(33,588)	(7,294)	1,883

Net realized capital gains (losses) on investments	35,033	(33,588)	(7,294)	1,883
Net change in unrealized appreciation (depreciation)	266,125	126,088	27,123	25,822

Net gain (loss) on investment	301,158	92,500	19,829	27,705

Increase (decrease) in net assets from operations	275,038	103,502	20,253	26,605

Increase (decrease) in net assets from contract transactions	(298,900)	(50,662)	(40,638)	(5,656)

Total increase (decrease) in net assets	(23,862)	52,840	(20,385)	20,949

Net Assets as of December 31, 2012	$1,792,449	$692,436	$107,039	$141,957

See accompanying notes.

(1)	See footnote 1

25

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Janus Aspen- Enterprise Subaccount	MFS® Growth Series Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount
Net Assets as of January 1, 2011	$49,675	$7,276,031	$50,138	$—

Investment income:
Dividends	—	12,849	49	—
Investment expenses:
Mortality and expense risk and other charges	715	98,076	741	604

Net investment income (loss)	(715)	(85,227)	(692)	(604)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	11,033	269,493	(34)	(40)

Net realized capital gains (losses) on investments	11,033	269,493	(34)	(40)
Net change in unrealized appreciation (depreciation)	(11,443)	(280,411)	(836)	(955)

Net gain (loss) on investment	(410)	(10,918)	(870)	(995)

Increase (decrease) in net assets from operations	(1,125)	(96,145)	(1,562)	(1,599)

Increase (decrease) in net assets from contract transactions	(4,404)	(913,272)	6,673	57,627

Total increase (decrease) in net assets	(5,529)	(1,009,417)	5,111	56,028

Net Assets as of December 31, 2011	$44,146	$6,266,614	$55,249	$56,028

Investment income:
Dividends	—	—	274	405
Investment expenses:
Mortality and expense risk and other charges	673	92,476	862	837

Net investment income (loss)	(673)	(92,476)	(588)	(432)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	44	456,640	1,366	118

Net realized capital gains (losses) on investments	44	456,640	1,366	118
Net change in unrealized appreciation (depreciation)	7,400	580,329	6,286	8,723

Net gain (loss) on investment	7,444	1,036,969	7,652	8,841

Increase (decrease) in net assets from operations	6,771	944,493	7,064	8,409

Increase (decrease) in net assets from contract transactions	(159)	(1,248,133)	(1,257)	(531)

Total increase (decrease) in net assets	6,612	(303,640)	5,807	7,878

Net Assets as of December 31, 2012	$50,758	$5,962,974	$61,056	$63,906

See accompanying notes.

(1)	See footnote 1

26

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Oppenheimer Main Street Small & Mid- Cap Subaccount	PIMCO CommodityRealReturn® Strategy Subaccount	PIMCO Low Duration Subaccount	PIMCO Real Return Subaccount
Net Assets as of January 1, 2011	$141,732	$1,192,780	$1,859,158	$2,839,607

Investment income:
Dividends	539	153,189	29,827	62,896
Investment expenses:
Mortality and expense risk and other charges	1,644	16,838	27,281	44,932

Net investment income (loss)	(1,105)	136,351	2,546	17,964

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	81,541
Realized gain (loss) on investments	(2,282)	(15,790)	16,203	89,244

Net realized capital gains (losses) on investments	(2,282)	(15,790)	16,203	170,785
Net change in unrealized appreciation (depreciation)	(112)	(224,580)	(27,181)	93,486

Net gain (loss) on investment	(2,394)	(240,370)	(10,978)	264,271

Increase (decrease) in net assets from operations	(3,499)	(104,019)	(8,432)	282,235

Increase (decrease) in net assets from contract transactions	(21,374)	(48,015)	(247,076)	(307,930)

Total increase (decrease) in net assets	(24,873)	(152,034)	(255,508)	(25,695)

Net Assets as of December 31, 2011	$116,859	$1,040,746	$1,603,650	$2,813,912

Investment income:
Dividends	487	29,387	43,270	35,939
Investment expenses:
Mortality and expense risk and other charges	1,694	16,174	35,506	49,967

Net investment income (loss)	(1,207)	13,213	7,764	(14,028)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	34,150	—	177,677
Realized gain (loss) on investments	(2,766)	(18,549)	5,693	146,592

Net realized capital gains (losses) on investments	(2,766)	15,601	5,693	324,269
Net change in unrealized appreciation (depreciation)	20,282	16,590	76,689	(88,691)

Net gain (loss) on investment	17,516	32,191	82,382	235,578

Increase (decrease) in net assets from operations	16,309	45,404	90,146	221,550

Increase (decrease) in net assets from contract transactions	(20,681)	(42,090)	1,028,588	442,023

Total increase (decrease) in net assets	(4,372)	3,314	1,118,734	663,573

Net Assets as of December 31, 2012	$112,487	$1,044,060	$2,722,384	$3,477,485

See accompanying notes.

(1)	See footnote 1

27

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	PIMCO Total Return Subaccount	Pioneer Emerging Markets VCT Subaccount	Pioneer Fund VCT Subaccount	Pioneer High Yield VCT Subaccount
Net Assets as of January 1, 2011	$35,749,298	$187,900	$57,548	$216,893

Investment income:
Dividends	870,339	—	221	11,278
Investment expenses:
Mortality and expense risk and other charges	479,042	3,253	384	3,026

Net investment income (loss)	391,297	(3,253)	(163)	8,252

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	444,541	—	828	—
Realized gain (loss) on investments	657,955	19,720	4,631	5,249

Net realized capital gains (losses) on investments	1,102,496	19,720	5,459	5,249
Net change in unrealized appreciation (depreciation)	(781,135)	(61,839)	(4,158)	(18,003)

Net gain (loss) on investment	321,361	(42,119)	1,301	(12,754)

Increase (decrease) in net assets from operations	712,658	(45,372)	1,138	(4,502)

Increase (decrease) in net assets from contract transactions	(5,768,256)	34,101	(44,612)	115,546

Total increase (decrease) in net assets	(5,055,598)	(11,271)	(43,474)	111,044

Net Assets as of December 31, 2011	$30,693,700	$176,629	$14,074	$327,937

Investment income:
Dividends	797,710	379	189	15,838
Investment expenses:
Mortality and expense risk and other charges	453,162	2,561	220	4,377

Net investment income (loss)	344,548	(2,182)	(31)	11,461

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	596,784	5,610	495	13,290
Realized gain (loss) on investments	642,805	(3,471)	523	4,919

Net realized capital gains (losses) on investments	1,239,589	2,139	1,018	18,209
Net change in unrealized appreciation (depreciation)	797,819	17,552	134	10,215

Net gain (loss) on investment	2,037,408	19,691	1,152	28,424

Increase (decrease) in net assets from operations	2,381,956	17,509	1,121	39,885

Increase (decrease) in net assets from contract transactions	(1,265,673)	(7,242)	(91)	(137,469)

Total increase (decrease) in net assets	1,116,283	10,267	1,030	(97,584)

Net Assets as of December 31, 2012	$31,809,983	$186,896	$15,104	$230,353

See accompanying notes.

(1)	See footnote 1

28

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Pioneer Real Estate Shares VCT Subaccount	Columbia Variable Portfolio Select Smaller- Cap Value Subaccount(1)	TA AllianceBernstein Dynamic Allocation Subaccount	TA WMC Diversified Growth Subaccount
Net Assets as of January 1, 2011	$8,099	$—	$—	$4,362,583

Investment income:
Dividends	1,215	—	—	13,025
Investment expenses:
Mortality and expense risk and other charges	740	12,109	—	60,911

Net investment income (loss)	475	(12,109)	—	(47,886)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	2,035	(9,013)	—	17,646

Net realized capital gains (losses) on investments	2,035	(9,013)	—	17,646
Net change in unrealized appreciation (depreciation)	302	(93,025)	—	(166,847)

Net gain (loss) on investment	2,337	(102,038)	—	(149,201)

Increase (decrease) in net assets from operations	2,812	(114,147)	—	(197,087)

Increase (decrease) in net assets from contract transactions	44,262	1,003,634	—	(263,069)

Total increase (decrease) in net assets	47,074	889,487	—	(460,156)

Net Assets as of December 31, 2011	$55,173	$889,487	$—	$3,902,427

Investment income:
Dividends	1,434	—	—	4,106
Investment expenses:
Mortality and expense risk and other charges	988	13,917	—	54,751

Net investment income (loss)	446	(13,917)	—	(50,645)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	462	(1,125)	—	103,785

Net realized capital gains (losses) on investments	462	(1,125)	—	103,785
Net change in unrealized appreciation (depreciation)	7,362	152,958	—	399,028

Net gain (loss) on investment	7,824	151,833	—	502,813

Increase (decrease) in net assets from operations	8,270	137,916	—	452,168

Increase (decrease) in net assets from contract transactions	23,071	(181,728)	—	(949,473)

Total increase (decrease) in net assets	31,341	(43,812)	—	(497,305)

Net Assets as of December 31, 2012	$86,514	$845,675	$—	$3,405,122

See accompanying notes.

(1)	See footnote 1

29

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Morgan Stanley Mid-Cap Growth Subaccount(1)	TA Systematic Small/Mid Cap Value Subaccount	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of January 1, 2011	$—	$572,311	$1,646,882	$571,103

Investment income:
Dividends	—	211	68,881	—
Investment expenses:
Mortality and expense risk and other charges	—	7,929	22,371	7,731

Net investment income (loss)	—	(7,718)	46,510	(7,731)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	34,769	45,275
Realized gain (loss) on investments	—	28,830	(30,471)	52,616

Net realized capital gains (losses) on investments	—	28,830	4,298	97,891
Net change in unrealized appreciation (depreciation)	—	(32,895)	(285,745)	(104,010)

Net gain (loss) on investment	—	(4,065)	(281,447)	(6,119)

Increase (decrease) in net assets from operations	—	(11,783)	(234,937)	(13,850)

Increase (decrease) in net assets from contract transactions	1,383,772	(48,877)	(156,840)	(71,420)

Total increase (decrease) in net assets	1,383,772	(60,660)	(391,777)	(85,270)

Net Assets as of December 31, 2011	$1,383,772	$511,651	$1,255,105	$485,833

Investment income:
Dividends	—	1,405	16,307	1,545
Investment expenses:
Mortality and expense risk and other charges	20,116	8,451	20,459	7,344

Net investment income (loss)	(20,116)	(7,046)	(4,152)	(5,799)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	67,638	125,399	121,701	23,262
Realized gain (loss) on investments	24,594	(3,067)	(44,279)	21,732

Net realized capital gains (losses) on investments	92,232	122,332	77,422	44,994
Net change in unrealized appreciation (depreciation)	34,416	(41,914)	172,859	43,927

Net gain (loss) on investment	126,648	80,418	250,281	88,921

Increase (decrease) in net assets from operations	106,532	73,372	246,129	83,122

Increase (decrease) in net assets from contract transactions	(120,571)	95,007	(152,228)	(76,561)

Total increase (decrease) in net assets	(14,039)	168,379	93,901	6,561

Net Assets as of December 31, 2012	$1,369,733	$680,030	$1,349,006	$492,394

See accompanying notes.

(1)	See footnote 1

30

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company of New York (TALICNY), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Variable Insurance Funds- (Invesco Variable Insurance	AIM Variable Insurance Funds- (Invesco Variable Insurance
Funds) - Series I Shares	Funds) - Series I Shares
Invesco Van Kampen V.I. Value Opportunities	Invesco Van Kampen V.I. Value Opportunities Fund
Invesco V.I. Core Equity	Invesco V.I. Core Equity Fund
Invesco V.I. International Growth	Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Core Equity Fund
Invesco Van Kampen V.I. American Franchise	Invesco Van Kampen V.I. American Franchise Fund
Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Comstock Fund
AllianceBernstein Variable Products Series Fund, Inc.-Class A	AllianceBernstein Variable Products Series Fund, Inc.-Class A
AllianceBernstein International Value	AllianceBernstein International Value Portfolio
AllianceBernstein Global Thematic Growth	AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Growth and Income	AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value	AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value	AllianceBernstein Value Portfolio
American Century Variable Portfolios, Inc.-Class I	American Century Variable Portfolios, Inc.-Class I
American Century VP International	American Century VP International Fund
American Century VP Ultra®	American Century VP Ultra® Fund
American Funds Insurance Series-Class 2 Shares	American Funds Insurance Series-Class 2 Shares
American Funds Asset Allocation	American Funds Asset Allocation Fund
American Funds Bond	American Funds Bond Fund
American Funds Growth	American Funds Growth Fund
American Funds Growth-Income	American Funds Growth-Income Fund
American Funds International	American Funds International Fund

31

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.-Class I Shares	BlackRock Variable Series Funds, Inc.-Class I Shares
BlackRock Balanced Capital V.I.	BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I.	BlackRock Basic Value V.I. Fund
BlackRock Total Return V.I.	BlackRock Total Return V.I. Fund
BlackRock Capital Appreciation V.I.	BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I.	BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I.*	BlackRock Global Opportunities V.I. Fund
BlackRock Government Bond V.I.	BlackRock Government Bond V.I. Fund
BlackRock High Yield V.I.	BlackRock High Yield V.I. Fund
BlackRock International V.I.	BlackRock International V.I. Fund
BlackRock Large Cap Core V.I.	BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I.	BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I.	BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I.	BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I.	BlackRock S&P 500 Index V.I. Fund
BlackRock Equity Dividend V.I.	BlackRock Equity Dividend V.I. Fund
BlackRock Value Opportunities V.I.	BlackRock Value Opportunities V.I. Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Dreyfus Variable Investment Fund-Service Class	Dreyfus Variable Investment Fund-Service Class
Dreyfus VIF Appreciation	Dreyfus VIF Appreciation Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value	Eaton Vance VT Large-Cap Value Fund
Federated Insurance Series-Primary Class Shares	Federated Insurance Series-Primary Class Shares
Federated Capital Appreciation II	Federated Capital Appreciation Fund II
Federated Kaufmann II	Federated Kaufmann Fund II
Franklin Templeton Variable Insurance Products Trust-Class 2 Shares	Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
Templeton Foreign Securities	Templeton Foreign Securities Fund
Templeton Growth Securities	Templeton Growth Securities Fund
Janus Aspen Series-Service Shares	Janus Aspen Series-Service Shares
Janus Aspen Forty	Janus Aspen Forty Portfolio
Janus Aspen-Enterprise	Janus Aspen-Enterprise Portfolio
MFS® Variable Insurance Trust-Initial Class	MFS® Variable Insurance Trust-Initial Class
MFS® Growth Series	MFS® Growth Series
Oppenheimer Variable Account Funds-Service Class	Oppenheimer Variable Account Funds-Service Class
Oppenheimer Capital Appreciation	Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street	Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small & Mid-Cap	Oppenheimer Main Street Small & Mid-Cap Fund®/VA

32

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
PIMCO Variable Insurance Trust-Administrative Class Shares	PIMCO Variable Insurance Trust-Administrative Class Shares
PIMCO CommodityRealReturn® Strategy	PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Low Duration	PIMCO Low Duration Portfolio
PIMCO Real Return	PIMCO Real Return Portfolio
PIMCO Total Return	PIMCO Total Return Portfolio
Pioneer Variable Contracts Trust-Class II Shares	Pioneer Variable Contracts Trust-Class II Shares
Pioneer Emerging Markets VCT	Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT	Pioneer Fund VCT Portfolio
Pioneer High Yield VCT	Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT	Pioneer Real Estate Shares VCT Portfolio
Columbia Funds Variable Series Trust II – Class 1	Seligman Portfolios, Inc.-Class I
Columbia Variable Portfolio Select Smaller-Cap Value	Columbia Variable Portfolio Select Smaller-Cap Value
Transamerica Series Trust-Service Class	Transamerica Series Trust-Service Class
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

* Multiple share classes are combined on the financial statement pages

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Mid-Cap Growth	December 30, 2011
Columbia Variable Portfolio Select Smaller-Cap Value	March 11, 2011
Pioneer Real Estate Shares VCT	May 1, 2008
TA AllianceBernstein Dynamic Allocation	May 1, 2008
TA WMC Diversified Growth	May 1, 2008
TA Systematic Small/Mid Cap Value	May 1, 2008

33

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:

Subaccount	Formerly
Invesco Van Kampen V.I. Value Opportunities	Invesco V.I. Basic Value
Invesco Van Kampen V.I. American Franchise	Invesco Van Kampen V.I. Capital Growth

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco Van Kampen V.I. American Franchise	Invesco V.I. Capital Appreciation

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012. The adoption did not have a material impact on the financial statements.

34

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
Invesco Van Kampen V.I. Value Opportunities	$1,284	$58,836
Invesco V.I. Core Equity	81,967	716,086
Invesco V.I. International Growth	21,354	849,004
Invesco V.I. Mid Cap Core Equity	8,893	33,450
Invesco Van Kampen V.I. American Franchise	1,808,991	243,397
Invesco Van Kampen V.I. Comstock	340,933	3,281,739
AllianceBernstein International Value	3,499	2,122
AllianceBernstein Global Thematic Growth	5,713	308,344
AllianceBernstein Growth and Income	27,501	89,914
AllianceBernstein Large Cap Growth	66,900	1,571,228
AllianceBernstein Small/Mid Cap Value	51,956	368,585
AllianceBernstein Value	12,584	22,418
American Century VP International	32,845	625,540
American Century VP Ultra®	23,849	33,757
American Funds Asset Allocation	231,807	256,913
American Funds Bond	54,886	245,521
American Funds Growth	48,917	353,159
American Funds Growth-Income	22,996	219,780
American Funds International	249,940	1,421,104
BlackRock Balanced Capital V.I.	37,599	257,686
BlackRock Basic Value V.I.	659,679	3,745,644
BlackRock Total Return V.I.	765,746	2,248,552
BlackRock Capital Appreciation V.I.	780,291	3,892,109
BlackRock Global Allocation V.I.	1,521,158	5,451,093
BlackRock Global Opportunities V.I.	99,649	434,881
BlackRock Government Bond V.I.	1,214,654	3,139,984
BlackRock High Yield V.I.	755,345	1,717,950
BlackRock International V.I.	190,929	2,039,627
BlackRock Large Cap Core V.I.	606,080	1,985,556
BlackRock Large Cap Growth V.I.	553,625	1,116,699
BlackRock Large Cap Value V.I.	206,024	1,163,210
BlackRock Money Market V.I.	3,001,359	6,070,826
BlackRock S&P 500 Index V.I.	1,011,516	2,124,180
BlackRock Equity Dividend V.I.	64,593	203,907
BlackRock Value Opportunities V.I.	178,357	1,695,621
Davis Value	609,750	1,324,185
Dreyfus VIF Appreciation	168,056	536,125

35

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
Eaton Vance VT Floating-Rate Income	$327,412	$121,603
Eaton Vance VT Large-Cap Value	118,554	1,094,018
Federated Capital Appreciation II	42,829	80,067
Federated Kaufmann II	12,473	337,493
Templeton Foreign Securities	53,152	92,812
Templeton Growth Securities	3,671	43,886
Janus Aspen Forty	1,102	7,856
Janus Aspen-Enterprise	3	833
MFS® Growth Series	164,286	1,504,896
Oppenheimer Capital Appreciation	9,596	11,442
Oppenheimer Main Street	404	1,367
Oppenheimer Main Street Small & Mid-Cap	24,806	46,693
PIMCO CommodityRealReturn® Strategy	177,318	172,045
PIMCO Low Duration	1,355,689	319,333
PIMCO Real Return	1,371,967	766,319
PIMCO Total Return	6,190,499	6,514,603
Pioneer Emerging Markets VCT	11,314	15,128
Pioneer Fund VCT	5,993	5,619
Pioneer High Yield VCT	29,356	142,049
Pioneer Real Estate Shares VCT	27,642	4,124
Columbia Variable Portfolio Select Smaller-Cap Value	30,566	226,212
TA AllianceBernstein Dynamic Allocation	—	—
TA WMC Diversified Growth	356,949	1,357,067
TA Morgan Stanley Mid-Cap Growth	300,360	373,409
TA Systematic Small/Mid Cap Value	323,689	110,330
Wanger International	239,113	273,792
Wanger USA	46,799	105,897

36

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Van Kampen V.I. Value Opportunities	—	(5,556)	(5,556)	—	(21)	(21)
Invesco V.I. Core Equity	10,255	(62,444)	(52,189)	7,989	(62,277)	(54,288)
Invesco V.I. International Growth	457,913	(521,827)	(63,914)	536,735	(573,618)	(36,883)
Invesco V.I. Mid Cap Core Equity	—	(1,560)	(1,560)	—	137	137
Invesco Van Kampen V.I. American Franchise	184,983	(29,160)	155,823	19,311	(22,087)	(2,776)
Invesco Van Kampen V.I. Comstock	698,716	(936,955)	(238,239)	1,112,939	(809,679)	303,260
AllianceBernstein International Value	—	215	215	—	(46,333)	(46,333)
AllianceBernstein Global Thematic Growth	3,951	(45,524)	(41,573)	7,674	(19,227)	(11,553)
AllianceBernstein Growth and Income	129,049	(133,839)	(4,790)	146,309	(153,058)	(6,749)
AllianceBernstein Large Cap Growth	11,192	(99,908)	(88,716)	86,571	(153,479)	(66,908)
AllianceBernstein Small/Mid Cap Value	488	(23,342)	(22,854)	25	25,193	25,218
AllianceBernstein Value	699	(1,753)	(1,054)	—	(1,509)	(1,509)
American Century VP International	847	(54,497)	(53,650)	41,189	(52,701)	(11,512)
American Century VP Ultra®	5,340	(5,779)	(439)	8,286	(6,160)	2,126
American Funds Asset Allocation	—	(1,401)	(1,401)	—	4,326	4,326
American Funds Bond	137	(16,008)	(15,871)	132	(17,602)	(17,470)
American Funds Growth	299	(20,552)	(20,253)	668	(22,017)	(21,349)
American Funds Growth-Income	—	(15,497)	(15,497)	1,463	(57,380)	(55,917)
American Funds International	514	(78,274)	(77,760)	506	(59,926)	(59,420)
BlackRock Balanced Capital V.I.	—	(9,771)	(9,771)	—	(13,217)	(13,217)
BlackRock Basic Value V.I.	764,695	(870,255)	(105,560)	768,072	(885,447)	(117,375)
BlackRock Total Return V.I.	63,239	(138,584)	(75,345)	62,597	(143,495)	(80,898)
BlackRock Capital Appreciation V.I.	1,326,005	(1,618,234)	(292,229)	1,215,043	(1,456,305)	(241,262)
BlackRock Global Allocation V.I.	41,953	(181,556)	(139,603)	66,524	(197,274)	(130,750)
BlackRock Global Opportunities V.I.	8,383	(33,124)	(24,741)	1,487	(37,118)	(35,631)

37

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Government Bond V.I.	709,523	(811,432)	(101,909)	625,194	(842,943)	(217,749)
BlackRock High Yield V.I.	10,073	(54,336)	(44,263)	38,731	(48,414)	(9,683)
BlackRock International V.I.	388,090	(512,458)	(124,368)	460,556	(513,315)	(52,759)
BlackRock Large Cap Core V.I.	4,357	(30,140)	(25,783)	5,946	(89,793)	(83,847)
BlackRock Large Cap Growth V.I.	23,878	(106,482)	(82,604)	33,696	(117,756)	(84,060)
BlackRock Large Cap Value V.I.	10,980	(77,408)	(66,428)	14,248	(91,460)	(77,212)
BlackRock Money Market V.I.	415,583	(625,959)	(210,376)	644,910	(834,264)	(189,354)
BlackRock S&P 500 Index V.I.	168,674	(246,467)	(77,793)	150,686	(233,546)	(82,860)
BlackRock Equity Dividend V.I.	918	(5,626)	(4,708)	—	(4,144)	(4,144)
BlackRock Value Opportunities V.I.	20,182	(51,947)	(31,765)	16,128	(83,857)	(67,729)
Davis Value	314,246	(404,603)	(90,357)	336,259	(790,771)	(454,512)
Dreyfus VIF Appreciation	74	(27,265)	(27,191)	62	(26,143)	(26,081)
Eaton Vance VT Floating-Rate Income	—	14,636	14,636	—	5,509	5,509
Eaton Vance VT Large-Cap Value	255	(107,406)	(107,151)	189	(65,861)	(65,672)
Federated Capital Appreciation II	16,019	(20,853)	(4,834)	13,885	(14,820)	(935)
Federated Kaufmann II	21,885	(43,960)	(22,075)	22,984	(47,203)	(24,219)
Templeton Foreign Securities	890	(4,468)	(3,578)	13	3,675	3,688
Templeton Growth Securities	—	(3,698)	(3,698)	—	(1,371)	(1,371)
Janus Aspen Forty	—	(468)	(468)	—	(57,115)	(57,115)
Janus Aspen-Enterprise	—	(15)	(15)	108	(471)	(363)
MFS® Growth Series	1,491,125	(1,597,031)	(105,906)	1,513,171	(1,586,788)	(73,617)
Oppenheimer Capital Appreciation	—	(81)	(81)	—	601	601
Oppenheimer Main Street	—	(42)	(42)	—	4,957	4,957
Oppenheimer Main Street Small & Mid-Cap	—	(1,484)	(1,484)	93	(1,598)	(1,505)
PIMCO CommodityRealReturn® Strategy	27	(3,095)	(3,068)	14	(4,231)	(4,217)
PIMCO Low Duration	110	84,725	84,835	46	(20,873)	(20,827)
PIMCO Real Return	107	31,011	31,118	54	(21,996)	(21,942)

38

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
PIMCO Total Return	1,517,776	(1,584,396)	(66,620)	1,386,687	(1,759,725)	(373,038)
Pioneer Emerging Markets VCT	—	(675)	(675)	—	3,444	3,444
Pioneer Fund VCT	—	(11)	(11)	—	(3,496)	(3,496)
Pioneer High Yield VCT	—	(9,926)	(9,926)	—	9,314	9,314
Pioneer Real Estate Shares VCT	—	1,848	1,848	—	4,173	4,173
Columbia Variable Portfolio Select Smaller-Cap Value	317,486	(336,013)	(18,527)	449,051	(346,591)	102,460
TA AllianceBernstein Dynamic Allocation	—	—	—	—	—	—
TA WMC Diversified Growth	407	(98,699)	(98,292)	240	(26,703)	(26,463)
TA Morgan Stanley Mid-Cap Growth	136	(10,682)	(10,546)	4	138,373	138,377
TA Systematic Small/Mid Cap Value	47	7,970	8,017	139	(3,556)	(3,417)
Wanger International	137	(14,102)	(13,965)	112	(14,219)	(14,107)
Wanger USA	22	(5,258)	(5,236)	12	(4,320)	(4,308)

39

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco Van Kampen V.I. Value Opportunities
	12/31/2012	8,633	$10.64	to	$10.30	$88,906	1.34%	1.25%	to	1.65%	16.24%	to	15.77%
	12/31/2011	14,189	9.16	to	8.90	127,646	0.91	1.25	to	1.65	(4.24)	to	(4.62)
	12/31/2010	14,210	9.56	to	9.33	133,811	0.61	1.25	to	1.65	6.03	to	5.61
	12/31/2009	14,238	9.02	to	8.83	126,745	2.41	1.25	to	1.65	46.17	to	45.58
	12/31/2008	9,658	6.17	to	6.07	58,662	0.88	1.25	to	1.65	(52.39)	to	(52.59)
Invesco V.I. Core Equity
	12/31/2012	320,333	12.36	to	12.16	3,958,937	0.95	1.35	to	1.59	12.35	to	12.08
	12/31/2011	372,522	11.00	to	10.85	4,098,085	0.94	1.35	to	1.59	(1.39)	to	(1.62)
	12/31/2010	426,810	11.16	to	11.03	4,761,555	0.74	1.35	to	1.59	8.10	to	7.84
	12/31/2009	726,912	10.32	to	10.23	7,480,574	1.43	1.35	to	1.59	26.58	to	26.28
	12/31/2008	1,200,558	8.15	to	8.10	9,755,509	3.11	1.35	to	1.59	(31.12)	to	(31.25)
Invesco V.I. International Growth
	12/31/2012	82,787	19.75	to	11.01	1,034,122	1.29	1.55	to	1.59	13.75	to	13.71
	12/31/2011	146,701	17.36	to	9.68	1,682,694	1.54	1.55	to	1.59	(8.16)	to	(8.20)
	12/31/2010	183,584	18.90	to	10.54	2,320,278	1.22	1.55	to	1.59	11.14	to	11.10
	12/31/2009	40,947	17.01	to	9.49	462,164	1.57	1.55	to	1.59	33.17	to	33.11
	12/31/2008	49,205	12.77	to	7.13	417,979	0.74	1.55	to	1.59	(41.30)	to	(41.32)
Invesco V.I. Mid Cap Core Equity
	12/31/2012	17,671	14.12	to	13.66	243,504	0.06	1.25	to	1.65	9.57	to	9.13
	12/31/2011	19,231	12.89	to	12.52	243,009	0.30	1.25	to	1.65	(7.53)	to	(7.89)
	12/31/2010	19,094	13.94	to	13.59	261,713	0.57	1.25	to	1.65	12.70	to	12.26
	12/31/2009	76,580	12.36	to	12.11	934,306	1.85	1.25	to	1.65	28.60	to	28.08
	12/31/2008	15,023	9.62	to	9.45	142,625	1.54	1.25	to	1.65	(29.45)	to	(29.73)
Invesco Van Kampen V.I. American Franchise
	12/31/2012	164,167	11.64	to	5.67	1,560,022	—	1.35	to	1.59	11.98	to	11.93
	12/31/2011	8,344	11.81	to	5.76	43,468	—	1.55	to	1.59	13.66	to	13.65
	12/31/2010	11,120	11.25	to	5.49	66,556	—	1.55	to	1.59	18.02	to	17.97
	12/31/2009	18,558	9.53	to	4.65	86,296	0.05	1.55	to	1.59	63.52	to	63.45
	12/31/2008	39,872	5.83	to	2.84	113,432	0.43	1.55	to	1.59	(49.78)	to	(49.80)

40

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco Van Kampen V.I. Comstock
	12/31/2012	693,623	$13.19	to	$12.77	$9,216,105	1.73%	1.25%	to	1.65%	17.75%	to	17.28%
	12/31/2011	931,862	11.20	to	10.89	10,517,268	1.80	1.25	to	1.65	(3.05)	to	(3.43)
	12/31/2010	628,602	11.56	to	11.27	7,264,558	0.08	1.25	to	1.65	14.55	to	14.10
	12/31/2009	162,569	10.09	to	9.88	1,669,947	7.72	1.25	to	1.65	27.18	to	26.68
	12/31/2008	663,229	7.93	to	7.80	5,412,121	1.96	1.25	to	1.65	(36.50)	to	(36.76)
AllianceBernstein International Value
	12/31/2012	15,499	6.00	to	5.86	92,024	1.69	1.25	to	1.65	13.11	to	12.65
	12/31/2011	15,284	5.30	to	5.20	80,377	2.67	1.25	to	1.65	(20.25)	to	(20.56)
	12/31/2010	61,617	6.65	to	6.55	404,384	3.38	1.25	to	1.65	3.30	to	2.90
	12/31/2009	54,381	6.44	to	6.37	346,468	1.38	1.25	to	1.65	33.01	to	32.48
	12/31/2008	56,494	4.84	to	4.80	271,585	0.27	1.25	to	1.65	(53.79)	to	(53.98)
AllianceBernstein Global Thematic Growth
	12/31/2012	213,969	7.02	to	7.02	1,500,995	—	1.35	to	1.35	11.99	to	11.99
	12/31/2011	255,542	6.26	to	6.26	1,600,700	0.58	1.35	to	1.35	(24.25)	to	(24.25)
	12/31/2010	267,095	8.27	to	8.27	2,208,672	2.19	1.35	to	1.35	17.35	to	17.35
	12/31/2009	254,960	7.05	to	7.05	1,796,585	—	1.35	to	1.35	51.43	to	51.43
	12/31/2008	117,582	4.65	to	4.65	547,142	—	1.35	to	1.35	(48.10)	to	(48.10)
AllianceBernstein Growth and Income
	12/31/2012	57,307	13.51	to	13.51	773,988	1.58	1.55	to	1.59	15.71	to	15.67
	12/31/2011	62,097	11.67	to	11.68	725,043	1.29	1.55	to	1.59	4.70	to	4.66
	12/31/2010	68,846	11.15	to	11.16	768,027	—	1.55	to	1.59	11.37	to	11.32
	12/31/2009	150,719	10.01	to	10.02	1,510,043	6.63	1.55	to	1.59	18.97	to	18.92
	12/31/2008	104,633	8.41	to	8.43	881,598	1.63	1.55	to	1.59	(41.52)	to	(41.55)
AllianceBernstein Large Cap Growth
	12/31/2012	373,979	18.30	to	6.62	6,335,889	0.29	1.35	to	1.59	14.82	to	14.55
	12/31/2011	462,695	15.93	to	5.78	6,796,083	0.33	1.35	to	1.59	(4.33)	to	(4.56)
	12/31/2010	529,603	16.66	to	6.05	8,143,425	0.48	1.35	to	1.59	8.63	to	8.38
	12/31/2009	629,655	15.33	to	5.59	8,956,082	0.15	1.35	to	1.59	35.68	to	35.35
	12/31/2008	735,762	11.30	to	4.13	7,514,084	—	1.35	to	1.59	(40.50)	to	(40.62)
AllianceBernstein Small/Mid Cap Value
	12/31/2012	24,462	15.92	to	15.40	380,878	0.65	1.25	to	1.65	17.27	to	16.80
	12/31/2011	47,316	13.57	to	13.19	627,536	0.41	1.25	to	1.65	(9.52)	to	(9.88)
	12/31/2010	22,098	15.00	to	14.63	324,757	0.44	1.25	to	1.65	25.34	to	24.85
	12/31/2009	23,001	11.97	to	11.72	270,547	0.64	1.25	to	1.65	41.08	to	40.52
	12/31/2008	53,973	8.48	to	8.34	452,497	0.72	1.25	to	1.65	(36.41)	to	(36.67)

41

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Value
	12/31/2012	23,511	$10.90	to	$10.54	$249,133	2.00%	1.25%	to	1.65%	14.29%	to	13.83%
	12/31/2011	24,565	9.53	to	9.26	228,662	1.41	1.25	to	1.65	(4.69)	to	(5.07)
	12/31/2010	26,074	10.00	to	9.76	255,425	1.97	1.25	to	1.65	10.43	to	10.00
	12/31/2009	25,257	9.06	to	8.87	224,687	3.49	1.25	to	1.65	19.62	to	19.14
	12/31/2008	26,326	7.57	to	7.44	196,450	2.36	1.25	to	1.65	(41.60)	to	(41.83)
American Century VP International
	12/31/2012	237,165	11.86	to	11.86	2,811,797	0.89	1.35	to	1.35	19.53	to	19.53
	12/31/2011	290,815	9.92	to	9.92	2,884,459	1.48	1.35	to	1.35	(13.21)	to	(13.21)
	12/31/2010	302,327	11.43	to	11.43	3,455,137	2.33	1.35	to	1.35	11.78	to	11.78
	12/31/2009	323,834	10.22	to	10.22	3,310,761	3.07	1.35	to	1.35	31.97	to	31.97
	12/31/2008	464,152	7.75	to	7.75	3,595,678	0.76	1.35	to	1.35	(45.59)	to	(45.49)
American Century VP Ultra®
	12/31/2012	26,544	12.49	to	12.09	318,194	—	1.25	to	1.65	12.51	to	12.06
	12/31/2011	26,983	11.10	to	10.79	287,961	—	1.25	to	1.65	(0.18)	to	(0.57)
	12/31/2010	24,857	11.12	to	10.85	266,839	0.50	1.25	to	1.65	14.65	to	14.20
	12/31/2009	36,912	9.70	to	9.50	345,405	0.95	1.25	to	1.65	32.81	to	32.28
	12/31/2008	602,295	7.30	to	7.18	4,253,634	—	1.25	to	1.65	(42.24)	to	(42.47)
American Funds Asset Allocation
	12/31/2012	48,369	14.47	to	14.01	681,136	1.87	1.40	to	1.80	14.57	to	14.11
	12/31/2011	49,770	12.63	to	12.27	617,716	1.97	1.40	to	1.80	(0.10)	to	(0.49)
	12/31/2010	45,444	12.65	to	12.33	567,131	2.05	1.40	to	1.80	10.95	to	10.52
	12/31/2009	57,789	11.40	to	11.16	649,907	2.42	1.40	to	1.80	22.26	to	21.78
	12/31/2008	58,388	9.32	to	9.16	538,578	2.45	1.40	to	1.80	(30.53)	to	(30.81)
American Funds Bond
	12/31/2012	55,906	12.41	to	12.00	678,304	2.20	1.40	to	1.80	3.90	to	3.49
	12/31/2011	71,777	11.94	to	11.60	843,176	3.00	1.40	to	1.80	4.64	to	4.23
	12/31/2010	89,247	11.41	to	11.13	1,005,549	3.02	1.40	to	1.80	4.97	to	4.56
	12/31/2009	275,169	10.87	to	10.64	2,951,093	2.98	1.40	to	1.80	11.04	to	10.60
	12/31/2008	328,008	9.79	to	9.62	3,176,393	5.37	1.40	to	1.80	(10.66)	to	(11.01)
American Funds Growth
	12/31/2012	109,652	14.84	to	14.36	1,596,957	0.75	1.40	to	1.80	16.25	to	15.78
	12/31/2011	129,905	12.76	to	12.40	1,634,433	0.59	1.40	to	1.80	(5.60)	to	(5.97)
	12/31/2010	151,254	13.52	to	13.19	2,019,977	0.71	1.40	to	1.80	17.04	to	16.58
	12/31/2009	162,100	11.55	to	11.31	1,851,522	0.51	1.40	to	1.80	37.48	to	36.93
	12/31/2008	428,980	8.40	to	8.26	3,567,817	0.74	1.40	to	1.80	(44.78)	to	(45.00)

42

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds Growth-Income
	12/31/2012	72,327	$12.94	to	$12.52	$917,428	1.49%	1.40%	to	1.80%	15.84%	to	15.38%
	12/31/2011	87,824	11.17	to	10.85	966,668	1.27	1.40	to	1.80	(3.18)	to	(3.56)
	12/31/2010	143,741	11.54	to	11.26	1,631,468	1.46	1.40	to	1.80	9.89	to	9.46
	12/31/2009	152,178	10.50	to	10.28	1,574,584	1.63	1.40	to	1.80	29.42	to	28.90
	12/31/2008	155,264	8.11	to	7.98	1,245,279	2.00	1.40	to	1.80	(38.75)	to	(38.99)
American Funds International
	12/31/2012	279,459	15.69	to	15.18	4,297,125	1.38	1.40	to	1.80	16.26	to	15.80
	12/31/2011	357,219	13.50	to	13.11	4,736,309	1.70	1.40	to	1.80	(15.15)	to	(15.48)
	12/31/2010	416,639	15.91	to	15.51	6,526,334	2.05	1.40	to	1.80	5.75	to	5.34
	12/31/2009	441,288	15.04	to	14.73	6,549,862	1.64	1.40	to	1.80	41.09	to	40.52
	12/31/2008	404,175	10.66	to	10.48	4,263,024	1.87	1.40	to	1.80	(42.96)	to	(43.19)
BlackRock Balanced Capital V.I.
	12/31/2012	115,490	23.09	to	23.09	2,666,423	1.39	1.35	to	1.35	8.40	to	8.40
	12/31/2011	125,261	21.30	to	21.30	2,667,796	2.10	1.35	to	1.35	2.46	to	2.46
	12/31/2010	138,478	20.79	to	20.79	2,878,406	1.78	1.35	to	1.35	7.32	to	7.32
	12/31/2009	154,856	19.37	to	19.37	2,999,396	2.24	1.35	to	1.35	16.36	to	16.36
	12/31/2008	180,306	16.65	to	16.65	3,001,450	2.20	1.35	to	1.35	(29.62)	to	(29.62)
BlackRock Basic Value V.I.
	12/31/2012	581,238	13.07	to	12.65	17,563,236	1.72	1.25	to	1.65	12.63	to	12.18
	12/31/2011	686,798	11.61	to	11.28	18,512,536	1.68	1.25	to	1.65	(3.65)	to	(4.03)
	12/31/2010	804,173	12.05	to	11.75	22,527,859	1.46	1.25	to	1.65	11.41	to	10.97
	12/31/2009	1,281,373	10.81	to	10.59	27,493,516	2.38	1.25	to	1.65	29.51	to	28.99
	12/31/2008	1,039,406	8.35	to	8.21	20,443,350	1.81	1.25	to	1.65	(37.59)	to	(37.84)
BlackRock Total Return V.I.
	12/31/2012	521,677	13.14	to	12.72	12,454,167	3.50	1.25	to	1.65	6.90	to	6.48
	12/31/2011	597,022	12.29	to	11.94	13,375,318	4.15	1.25	to	1.65	4.87	to	4.46
	12/31/2010	677,920	11.72	to	11.43	14,524,504	4.98	1.25	to	1.65	8.23	to	7.80
	12/31/2009	775,958	10.83	to	10.61	15,419,570	5.97	1.25	to	1.65	16.42	to	15.96
	12/31/2008	974,323	9.30	to	9.15	16,406,073	5.08	1.25	to	1.65	(13.29)	to	(13.64)
BlackRock Capital Appreciation V.I.
	12/31/2012	1,130,479	13.51	to	13.07	12,195,679	0.71	1.25	to	1.65	12.43	to	11.98
	12/31/2011	1,422,708	12.02	to	11.67	13,714,165	0.30	1.25	to	1.65	(10.01)	to	(10.36)
	12/31/2010	1,663,970	13.35	to	13.02	17,720,144	0.21	1.25	to	1.65	18.06	to	17.60
	12/31/2009	1,553,337	11.31	to	11.07	14,050,401	0.41	1.25	to	1.65	34.32	to	33.79
	12/31/2008	918,640	8.42	to	8.28	6,370,638	0.39	1.25	to	1.65	(39.64)	to	(39.88)

43

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global Allocation V.I.
	12/31/2012	1,163,298	$17.02	to	$16.47	$35,662,556	1.48%	1.25%	to	1.65%	8.91%	to	8.47%
	12/31/2011	1,302,901	15.63	to	15.18	36,644,072	2.08	1.25	to	1.65	(4.68)	to	(5.06)
	12/31/2010	1,433,651	16.40	to	15.99	43,429,096	1.19	1.25	to	1.65	8.70	to	8.27
	12/31/2009	1,497,995	15.08	to	14.77	42,207,820	1.89	1.25	to	1.65	19.70	to	19.23
	12/31/2008	1,535,204	12.60	to	12.39	37,398,150	2.10	1.25	to	1.65	(20.46)	to	(20.78)
BlackRock Global Opportunities V.I.
	12/31/2012	141,204	8.26	to	8.11	1,990,663	1.03	1.25	to	1.65	12.85	to	12.40
	12/31/2011	165,945	7.32	to	7.22	2,067,502	1.04	1.25	to	1.65	(13.61)	to	(13.95)
	12/31/2010	201,576	8.47	to	8.38	2,892,015	0.81	1.25	to	1.65	9.56	to	9.13
	12/31/2009	224,724	7.73	to	7.68	2,925,679	2.13	1.25	to	1.65	33.70	to	33.16
	12/31/2008	227,152	5.78	to	5.77	2,233,912	0.32	1.25	to	1.65	(42.76)	to	(42.92)
BlackRock Government Bond V.I.
	12/31/2012	589,964	12.74	to	12.33	11,065,663	2.44	1.25	to	1.65	1.13	to	0.73
	12/31/2011	691,873	12.60	to	12.24	13,048,787	3.19	1.25	to	1.65	5.01	to	4.60
	12/31/2010	909,622	12.00	to	11.70	16,338,569	3.81	1.25	to	1.65	7.42	to	7.00
	12/31/2009	1,208,834	11.17	to	10.94	19,835,979	3.87	1.25	to	1.65	(3.01)	to	(3.40)
	12/31/2008	989,012	11.51	to	11.32	17,877,785	2.60	1.25	to	1.65	6.40	to	5.97
BlackRock High Yield V.I.
	12/31/2012	258,365	16.40	to	15.87	7,638,745	6.57	1.25	to	1.65	14.22	to	13.76
	12/31/2011	302,628	14.36	to	13.95	7,991,488	6.97	1.25	to	1.65	2.06	to	1.66
	12/31/2010	312,311	14.07	to	13.72	8,172,893	7.72	1.25	to	1.65	13.94	to	13.49
	12/31/2009	310,231	12.35	to	12.09	7,656,934	9.47	1.25	to	1.65	54.68	to	54.06
	12/31/2008	352,467	7.98	to	7.85	5,707,592	8.89	1.25	to	1.65	(30.09)	to	(30.37)
BlackRock International V.I.
	12/31/2012	518,375	13.04	to	12.62	8,285,385	1.71	1.25	to	1.65	13.65	to	13.20
	12/31/2011	642,743	11.47	to	11.15	9,062,540	2.40	1.25	to	1.65	(14.77)	to	(15.11)
	12/31/2010	695,502	13.46	to	13.13	11,539,015	1.17	1.25	to	1.65	5.25	to	4.84
	12/31/2009	724,118	12.79	to	12.52	11,505,958	2.50	1.25	to	1.65	28.35	to	27.84
	12/31/2008	650,862	9.96	to	9.80	8,037,297	2.55	1.25	to	1.65	(43.24)	to	(43.47)
BlackRock Large Cap Core V.I.
	12/31/2012	507,024	13.53	to	13.10	15,754,536	1.45	1.25	to	1.65	11.31	to	10.86
	12/31/2011	532,807	12.16	to	11.81	15,470,438	1.07	1.25	to	1.65	1.13	to	0.74
	12/31/2010	616,654	12.02	to	11.73	17,859,678	1.00	1.25	to	1.65	7.78	to	7.35
	12/31/2009	719,024	11.16	to	10.92	19,472,983	1.33	1.25	to	1.65	21.02	to	20.53
	12/31/2008	803,930	9.22	to	9.06	18,147,217	1.09	1.25	to	1.65	(39.55)	to	(39.79)

44

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Large Cap Growth V.I.
	12/31/2012	427,081	$13.37	to	$12.94	$4,788,346	1.33%	1.25%	to	1.65%	13.79%	to	13.33%
	12/31/2011	509,685	11.75	to	11.41	5,025,154	0.81	1.25	to	1.65	1.19	to	0.79
	12/31/2010	593,745	11.61	to	11.32	5,798,604	0.70	1.25	to	1.65	14.06	to	13.61
	12/31/2009	947,037	10.18	to	9.97	8,507,339	0.62	1.25	to	1.65	25.24	to	24.74
	12/31/2008	903,761	8.13	to	7.99	6,185,479	0.44	1.25	to	1.65	(41.47)	to	(41.70)
BlackRock Large Cap Value V.I.
	12/31/2012	378,857	12.77	to	12.35	5,649,263	1.43	1.25	to	1.65	12.16	to	11.72
	12/31/2011	445,285	11.38	to	11.06	5,938,377	1.28	1.25	to	1.65	(1.98)	to	(2.36)
	12/31/2010	522,497	11.61	to	11.32	7,124,898	1.11	1.25	to	1.65	7.27	to	6.85
	12/31/2009	614,995	10.82	to	10.60	7,844,776	1.57	1.25	to	1.65	12.91	to	12.46
	12/31/2008	713,440	9.59	to	9.42	8,083,136	1.33	1.25	to	1.65	(38.07)	to	(38.32)
BlackRock Money Market V.I.
	12/31/2012	825,853	10.47	to	10.13	10,974,288	—	1.25	to	1.65	(1.24)	to	(1.64)
	12/31/2011	1,036,229	10.60	to	10.30	14,043,751	—	1.25	to	1.65	(1.23)	to	(1.62)
	12/31/2010	1,225,583	10.73	to	10.47	16,913,822	—	1.25	to	1.65	(1.23)	to	(1.62)
	12/31/2009	1,533,699	10.86	to	10.64	21,470,075	0.15	1.25	to	1.65	(1.08)	to	(1.48)
	12/31/2008	1,441,044	10.98	to	10.80	20,163,796	2.51	1.25	to	1.65	1.19	to	0.79
BlackRock S&P 500 Index V.I.
	12/31/2012	620,963	13.38	to	12.95	11,390,754	1.81	1.25	to	1.65	14.16	to	13.70
	12/31/2011	698,756	11.72	to	11.39	11,273,825	1.65	1.25	to	1.65	0.44	to	0.05
	12/31/2010	781,616	11.67	to	11.38	12,492,750	1.61	1.25	to	1.65	13.28	to	12.84
	12/31/2009	869,386	10.30	to	10.09	12,293,941	2.03	1.25	to	1.65	24.62	to	24.13
	12/31/2008	966,699	8.27	to	8.13	10,691,844	1.75	1.25	to	1.65	(38.03)	to	(38.28)
BlackRock Equity Dividend V.I.
	12/31/2012	44,505	34.30	to	34.30	1,526,613	2.23	1.35	to	1.35	10.62	to	10.62
	12/31/2011	49,213	32.76	to	32.76	1,526,116	2.07	1.35	to	1.35	5.64	to	5.64
	12/31/2010	53,357	29.66	to	29.66	1,582,496	2.79	1.35	to	1.35	8.86	to	8.86
	12/31/2009	57,733	27.24	to	27.24	1,572,861	3.19	1.35	to	1.35	13.33	to	13.33
	12/31/2008	66,284	24.04	to	24.04	1,593,328	2.35	1.35	to	1.35	(34.77)	to	(34.77)
BlackRock Value Opportunities V.I.
	12/31/2012	271,220	13.56	to	13.12	11,237,398	0.46	1.25	to	1.65	12.12	to	11.68
	12/31/2011	302,985	12.10	to	11.75	11,333,705	0.37	1.25	to	1.65	(3.63)	to	(4.01)
	12/31/2010	370,714	12.55	to	12.24	14,508,731	0.53	1.25	to	1.65	27.10	to	26.60
	12/31/2009	405,988	9.87	to	9.67	12,544,382	0.76	1.25	to	1.65	26.75	to	26.24
	12/31/2008	376,376	7.79	to	7.66	9,076,972	0.61	1.25	to	1.65	(40.82)	to	(41.06)

45

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Davis Value
	12/31/2012	436,512	$12.33	to	$11.93	$5,251,831	1.59%	1.25%	to	1.65%	11.67%	to	11.23%
	12/31/2011	526,869	11.04	to	10.73	5,678,634	0.69	1.25	to	1.65	(5.36)	to	(5.73)
	12/31/2010	981,381	11.67	to	11.38	11,327,516	1.53	1.25	to	1.65	11.37	to	10.94
	12/31/2009	1,311,711	10.48	to	10.26	13,576,263	1.17	1.25	to	1.65	29.53	to	29.01
	12/31/2008	674,425	8.09	to	7.95	5,344,134	0.77	1.25	to	1.65	(41.10)	to	(41.33)
Dreyfus VIF Appreciation
	12/31/2012	82,477	14.89	to	14.41	1,202,268	3.39	1.15	to	1.55	8.87	to	8.44
	12/31/2011	109,668	13.68	to	13.29	1,472,006	1.54	1.15	to	1.55	7.51	to	7.08
	12/31/2010	135,749	12.72	to	12.41	1,699,313	0.12	1.15	to	1.55	13.74	to	13.29
	12/31/2009	4,639	11.19	to	10.95	50,995	5.12	1.15	to	1.55	20.83	to	20.35
	12/31/2008	211,909	9.26	to	9.10	1,939,939	1.52	1.15	to	1.55	(30.56)	to	(30.84)
Eaton Vance VT Floating-Rate Income
	12/31/2012	65,711	12.91	to	12.49	827,205	4.23	1.15	to	1.55	6.11	to	5.68
	12/31/2011	51,075	12.16	to	11.82	608,945	4.26	1.15	to	1.55	1.39	to	1.00
	12/31/2010	45,566	12.00	to	11.70	537,597	4.25	1.15	to	1.55	7.90	to	7.47
	12/31/2009	32,700	11.12	to	10.89	357,945	4.77	1.15	to	1.55	42.77	to	42.20
	12/31/2008	24,849	7.79	to	7.66	191,164	5.67	1.15	to	1.55	(28.06)	to	(28.35)
Eaton Vance VT Large-Cap Value
	12/31/2012	233,339	9.56	to	9.35	2,199,153	1.24	1.15	to	1.55	13.80	to	13.35
	12/31/2011	340,490	8.40	to	8.25	2,826,028	1.14	1.15	to	1.55	(7.04)	to	(7.41)
	12/31/2010	406,162	9.04	to	8.91	3,636,393	0.27	1.15	to	1.55	14.13	to	13.68
	12/31/2009	289,818	7.92	to	7.83	2,279,265	0.94	1.15	to	1.55	16.90	to	16.43
	12/31/2008	137,920	6.78	to	6.73	929,942	1.15	1.15	to	1.55	(35.74)	to	(36.00)
Federated Capital Appreciation II
	12/31/2012	32,463	12.08	to	11.69	381,032	0.54	1.25	to	1.65	8.80	to	8.37
	12/31/2011	37,297	11.10	to	10.78	402,662	0.71	1.25	to	1.65	(6.46)	to	(6.83)
	12/31/2010	38,232	11.87	to	11.57	442,197	2.75	1.25	to	1.65	11.68	to	11.24
	12/31/2009	315,236	10.62	to	10.40	3,291,961	1.31	1.25	to	1.65	12.07	to	11.62
	12/31/2008	601,741	9.48	to	9.32	5,597,708	0.37	1.25	to	1.65	(30.28)	to	(30.56)
Federated Kaufmann II
	12/31/2012	128,067	14.46	to	13.99	1,792,449	—	1.25	to	1.65	15.83	to	15.37
	12/31/2011	150,142	12.48	to	12.13	1,816,311	1.08	1.25	to	1.65	(14.35)	to	(14.69)
	12/31/2010	174,361	14.57	to	14.21	2,465,108	0.14	1.25	to	1.65	16.54	to	16.08
	12/31/2009	476,372	12.51	to	12.25	5,752,677	—	1.25	to	1.65	27.88	to	27.37
	12/31/2008	270,024	9.78	to	9.61	2,560,433	0.26	1.25	to	1.65	(42.55)	to	(42.78)

46

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Templeton Foreign Securities
	12/31/2012	47,311	$14.94	to	$14.46	$692,436	3.05%	1.15%	to	1.55%	16.88%	to	16.41%
	12/31/2011	50,889	12.78	to	12.42	639,596	1.60	1.15	to	1.55	(11.65)	to	(12.00)
	12/31/2010	47,201	14.47	to	14.11	673,188	1.93	1.15	to	1.55	7.17	to	6.75
	12/31/2009	46,087	13.50	to	13.22	614,487	3.29	1.15	to	1.55	35.48	to	34.94
	12/31/2008	45,443	9.96	to	9.80	448,161	2.32	1.15	to	1.55	(41.09)	to	(41.33)
Templeton Growth Securities
	12/31/2012	8,721	12.56	to	12.16	107,039	1.88	1.15	to	1.55	19.68	to	19.20
	12/31/2011	12,419	10.50	to	10.20	127,424	1.25	1.15	to	1.55	(8.03)	to	(8.39)
	12/31/2010	13,790	11.41	to	11.13	154,334	1.40	1.15	to	1.55	6.17	to	5.76
	12/31/2009	11,355	10.75	to	10.53	119,898	3.38	1.15	to	1.55	29.61	to	29.09
	12/31/2008	16,525	8.29	to	8.16	135,324	1.83	1.15	to	1.55	(43.01)	to	(43.24)
Janus Aspen Forty
	12/31/2012	11,351	12.67	to	12.38	141,957	0.58	1.15	to	1.55	22.44	to	21.95
	12/31/2011	11,819	10.35	to	10.15	121,008	0.22	1.15	to	1.55	(8.00)	to	(8.36)
	12/31/2010	68,934	11.24	to	11.07	764,458	0.11	1.15	to	1.55	5.27	to	4.85
	12/31/2009	340,804	10.68	to	10.56	3,611,744	0.01	1.15	to	1.55	44.35	to	43.77
	12/31/2008	245,000	7.40	to	7.35	1,803,417	0.01	1.15	to	1.55	(44.98)	to	(45.20)
Janus Aspen-Enterprise
	12/31/2012	3,999	12.87	to	12.57	50,758	—	1.15	to	1.55	15.65	to	15.18
	12/31/2011	4,014	11.13	to	10.92	44,146	—	1.15	to	1.55	(2.77)	to	(3.15)
	12/31/2010	4,377	11.44	to	11.27	49,675	—	1.15	to	1.55	24.09	to	23.60
	12/31/2009	46,697	9.22	to	9.12	427,710	—	1.15	to	1.55	42.79	to	42.23
	12/31/2008	62,563	6.46	to	6.41	402,233	0.06	1.15	to	1.55	(44.53)	to	(44.75)
MFS® Growth Series
	12/31/2012	485,630	19.81	to	6.83	5,962,974	—	1.35	to	1.59	15.81	to	15.53
	12/31/2011	591,536	17.10	to	5.91	6,266,614	0.19	1.35	to	1.59	(1.65)	to	(1.88)
	12/31/2010	665,153	17.39	to	6.02	7,276,031	0.11	1.35	to	1.59	13.80	to	13.53
	12/31/2009	400,687	15.28	to	5.31	4,713,912	0.33	1.35	to	1.59	35.83	to	35.51
	12/31/2008	497,352	11.25	to	3.92	4,243,344	0.22	1.35	to	1.59	(38.29)	to	(38.41)
Oppenheimer Capital Appreciation
	12/31/2012	5,098	12.18	to	11.78	61,056	0.44	1.15	to	1.55	12.50	to	12.05
	12/31/2011	5,179	10.82	to	10.51	55,249	0.09	1.15	to	1.55	(2.49)	to	(2.88)
	12/31/2010	4,578	11.10	to	10.83	50,138	—	1.15	to	1.55	7.90	to	7.48
	12/31/2009	4,590	10.29	to	10.07	46,684	0.01	1.15	to	1.55	42.51	to	41.94
	12/31/2008	21,778	7.22	to	7.10	155,013	—	1.15	to	1.55	(46.31)	to	(46.53)

47

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Main Street
	12/31/2012	4,915	$13.22	to	$12.79	$63,906	0.66%	1.15%	to	1.55%	15.27%	to	14.81%
	12/31/2011	4,957	11.47	to	11.14	56,028	—	1.15	to	1.55	(1.45)	to	(1.83)
	12/31/2010	—	11.64	to	11.35	—	—	1.15	to	1.55	14.51	to	14.06
	12/31/2009	—	10.16	to	9.95	—	—	1.15	to	1.55	26.53	to	26.03
	12/31/2008	2,050	8.03	to	7.90	16,322	1.25	1.15	to	1.55	(39.36)	to	(39.60)
Oppenheimer Main Street Small & Mid-Cap
	12/31/2012	7,356	15.49	to	14.99	112,487	0.37	1.15	to	1.55	16.32	to	15.86
	12/31/2011	8,840	13.31	to	12.94	116,859	0.40	1.15	to	1.55	(3.49)	to	(3.87)
	12/31/2010	10,345	13.80	to	13.46	141,732	0.42	1.15	to	1.55	21.66	to	21.18
	12/31/2009	11,192	11.34	to	11.10	126,183	0.63	1.15	to	1.55	35.32	to	34.78
	12/31/2008	15,604	8.38	to	8.24	129,850	0.29	1.15	to	1.55	(38.75)	to	(38.99)
PIMCO CommodityRealReturn® Strategy
	12/31/2012	88,299	12.08	to	11.69	1,044,060	2.75	1.25	to	1.65	4.08	to	3.66
	12/31/2011	91,367	11.60	to	11.27	1,040,746	13.62	1.25	to	1.65	(8.70)	to	(9.06)
	12/31/2010	95,584	12.71	to	12.40	1,192,780	14.93	1.25	to	1.65	22.99	to	22.50
	12/31/2009	89,510	10.33	to	10.12	912,293	5.72	1.25	to	1.65	39.77	to	39.22
	12/31/2008	116,246	7.39	to	7.27	849,936	4.19	1.25	to	1.65	(44.52)	to	(44.74)
PIMCO Low Duration
	12/31/2012	220,087	12.58	to	12.29	2,722,384	1.88	1.25	to	1.65	4.54	to	4.12
	12/31/2011	135,252	12.03	to	11.80	1,603,650	1.68	1.25	to	1.65	(0.13)	to	(0.53)
	12/31/2010	156,079	12.05	to	11.87	1,859,158	1.26	1.25	to	1.65	3.99	to	3.58
	12/31/2009	56,629	11.59	to	11.46	650,857	3.42	1.25	to	1.65	11.94	to	11.49
	12/31/2008	33,466	10.35	to	10.27	344,575	4.08	1.25	to	1.65	(1.71)	to	(2.10)
PIMCO Real Return
	12/31/2012	233,827	15.24	to	14.74	3,477,485	1.11	1.25	to	1.65	7.41	to	6.98
	12/31/2011	202,709	14.18	to	13.78	2,813,912	2.15	1.25	to	1.65	10.30	to	9.87
	12/31/2010	224,651	12.86	to	12.54	2,839,607	1.39	1.25	to	1.65	6.78	to	6.36
	12/31/2009	218,618	12.04	to	11.79	2,595,361	3.12	1.25	to	1.65	16.93	to	16.46
	12/31/2008	308,583	10.30	to	10.13	3,141,747	3.49	1.25	to	1.65	(8.26)	to	(8.63)
PIMCO Total Return
	12/31/2012	1,890,956	15.53	to	15.03	31,809,983	2.57	1.25	to	1.65	8.24	to	7.81
	12/31/2011	1,957,576	14.35	to	13.94	30,693,700	2.62	1.25	to	1.65	2.34	to	1.93
	12/31/2010	2,330,614	14.02	to	13.67	35,749,298	2.41	1.25	to	1.65	6.78	to	6.36
	12/31/2009	2,565,171	13.13	to	12.86	36,635,170	5.29	1.25	to	1.65	12.66	to	12.21
	12/31/2008	2,926,729	11.65	to	11.46	37,357,206	4.45	1.25	to	1.65	3.44	to	3.03

48

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Pioneer Emerging Markets VCT
	12/31/2012		16,691	$11.40	to	$11.09	$186,896	0.21%	1.15%	to	1.55%	10.38%	to	9.94%
	12/31/2011		17,366	10.32	to	10.09	176,629	—	1.15	to	1.55	(24.48)	to	(24.78)
	12/31/2010		13,922	13.67	to	13.41	187,900	0.40	1.15	to	1.55	14.30	to	13.85
	12/31/2009		70,133	11.96	to	11.78	830,217	0.31	1.15	to	1.55	72.03	to	71.35
	12/31/2008		20,283	6.95	to	6.87	139,762	0.09	1.15	to	1.55	(58.80)	to	(58.97)
Pioneer Fund VCT
	12/31/2012		1,216	12.76	to	12.35	15,104	1.28	1.15	to	1.55	8.69	to	8.25
	12/31/2011		1,227	11.74	to	11.41	14,074	0.75	1.15	to	1.55	(5.63)	to	(6.00)
	12/31/2010		4,723	12.44	to	12.14	57,548	1.23	1.15	to	1.55	14.41	to	13.96
	12/31/2009		3,244	10.88	to	10.65	34,717	1.74	1.15	to	1.55	23.48	to	22.99
	12/31/2008		3,276	8.81	to	8.66	28,474	1.52	1.15	to	1.55	(35.15)	to	(35.41)
Pioneer High Yield VCT
	12/31/2012		15,661	14.94	to	14.46	230,353	5.34	1.20	to	1.60	14.36	to	13.91
	12/31/2011		25,587	13.07	to	12.69	327,937	5.07	1.20	to	1.60	(3.18)	to	(3.56)
	12/31/2010		16,273	13.50	to	13.16	216,893	5.63	1.20	to	1.60	16.29	to	15.83
	12/31/2009		56,683	11.61	to	11.36	649,132	5.63	1.20	to	1.60	58.37	to	57.74
	12/31/2008		14,035	7.33	to	7.20	102,069	10.08	1.20	to	1.60	(36.52)	to	(36.78)
Pioneer Real Estate Shares VCT
	12/31/2012		6,805	12.94	to	12.69	86,514	2.32	1.25	to	1.65	14.64	to	14.19
	12/31/2011		4,957	11.29	to	11.12	55,173	2.75	1.25	to	1.65	8.40	to	7.98
	12/31/2010		784	10.41	to	10.30	8,099	2.61	1.25	to	1.65	26.95	to	26.45
	12/31/2009		45,695	8.20	to	8.14	373,047	4.42	1.25	to	1.65	29.92	to	29.40
	12/31/2008	(1)	46,735	6.31	to	6.29	294,421	4.38	1.25	to	1.65	(45.65)	to	(45.79)
Columbia Variable Portfolio Select Smaller-Cap Value
	12/31/2012		83,933	10.08	to	10.07	845,675	—	1.55	to	1.59	16.10	to	16.05
	12/31/2011	(1)	102,460	8.68	to	8.68	889,487	—	1.55	to	1.59	(13.17)	to	(13.20)
TA AllianceBernstein Dynamic Allocation
	12/31/2012		—	9.93	to	9.74	—	—	1.25	to	1.65	4.48	to	4.06
	12/31/2011		—	9.51	to	9.36	—	—	1.25	to	1.65	0.41	to	0.02
	12/31/2010		—	9.47	to	9.36	—	—	1.25	to	1.65	7.80	to	7.38
	12/31/2009		—	8.78	to	8.72	—	—	1.25	to	1.65	29.54	to	29.02
	12/31/2008	(1)	—	6.78	to	6.76	—	—	1.25	to	1.65	(35.42)	to	(35.60)
TA WMC Diversified Growth
	12/31/2012		358,221	9.62	to	9.44	3,405,122	0.11	1.25	to	1.65	11.46	to	11.01
	12/31/2011		456,513	8.63	to	8.50	3,902,427	0.32	1.25	to	1.65	(5.11)	to	(5.49)
	12/31/2010		482,976	9.10	to	9.00	4,362,583	—	1.25	to	1.65	16.03	to	15.58
	12/31/2009		—	7.84	to	7.78	—	—	1.25	to	1.65	27.30	to	26.79
	12/31/2008	(1)	—	6.16	to	6.14	—	—	1.25	to	1.65	(43.19)	to	(43.35)

49

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Mid-Cap Growth
	12/31/2012		127,831	$10.74	to	$10.70	$1,369,733	—%	1.25%	to	1.65%	7.42%	to	6.99%
	12/31/2011	(1)	138,377	10.00	to	10.00	1,383,772	—	1.25	to	1.65	—	to	—
TA Systematic Small/Mid Cap Value
	12/31/2012		56,626	12.18	to	11.95	680,030	0.25	1.25	to	1.65	14.60	to	14.14
	12/31/2011		48,609	10.63	to	10.47	511,651	0.04	1.25	to	1.65	(4.06)	to	(4.43)
	12/31/2010		52,026	11.08	to	10.95	572,311	0.41	1.25	to	1.65	28.45	to	27.94
	12/31/2009		7,532	8.63	to	8.56	64,632	—	1.25	to	1.65	41.13	to	40.56
	12/31/2008	(1)	75	6.11	to	6.09	470	3.13	1.25	to	1.65	(41.36)	to	(41.52)
Wanger International
	12/31/2012		122,334	11.20	to	10.94	1,349,006	1.22	1.25	to	1.65	20.05	to	19.57
	12/31/2011		136,299	9.33	to	9.15	1,255,105	4.58	1.25	to	1.65	(15.67)	to	(16.01)
	12/31/2010		150,406	11.06	to	10.89	1,646,882	1.29	1.25	to	1.65	23.38	to	22.89
	12/31/2009		27,801	8.97	to	8.86	247,119	3.82	1.25	to	1.65	47.92	to	47.33
	12/31/2008		28,299	6.06	to	6.02	170,573	0.98	1.25	to	1.65	(46.31)	to	(46.52)
Wanger USA
	12/31/2012		31,398	16.02	to	15.50	492,394	0.32	1.25	to	1.65	18.52	to	18.05
	12/31/2011		36,634	13.51	to	13.13	485,833	—	1.25	to	1.65	(4.68)	to	(5.06)
	12/31/2010		40,942	14.18	to	13.83	571,103	—	1.25	to	1.65	21.83	to	21.35
	12/31/2009		41,279	11.64	to	11.39	473,789	—	1.25	to	1.65	40.46	to	39.90
	12/31/2008		53,463	8.28	to	8.14	438,044	—	1.25	to	1.65	(40.47)	to	(40.71)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

50

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2010 Total Return Range
BlackRock Global Opportunities VI - Class I	9.13% to 9.75%

51

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

TALICNY deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALICY’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee:

Subaccount	Fund Fee
American Funds Asset Allocation	0.15%
American Funds Bond	0.15%
American Funds Growth	0.15%
American Funds Growth-Income	0.15%
American Funds International	0.15%
Dreyfus VIF Appreciation	-0.10%
Eaton Vance VT Floating-Rate Income	-0.10%
Eaton Vance VT Large-Cap Value	-0.10%
Templeton Foreign Securities	-0.10%
Templeton Growth Securities	-0.10%
Janus Aspen Forty	-0.10%
Janus Aspen-Enterprise	-0.10%
Oppenheimer Capital Appreciation	-0.10%
Oppenheimer Main Street	-0.10%
Oppenheimer Main Street Small & Mid-Cap	-0.10%
Pioneer Emerging Markets VCT	-0.10%
Pioneer Fund VCT	-0.10%
Pioneer High Yield VCT	-0.05%

52

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

6. Income Taxes

Operations of the Separate Account form a part of TALICNY, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALICNY for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALICNY. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALICNY, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

53

Transamerica Advisors Life Insurance Company of New York

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™(ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9 . Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

54

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)		Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account A. Note 1

	(2)		Not Applicable.

	(3)	(a)	Form of Underwriting Agreement Between ML Life Insurance Company of New York and Transamerica Capital, Inc. Note 2

		(a)(1)	Underwriting Agreement between Transamerica Advisors Life Insurance Company of New York and Transamerica Capital Inc. Note 25

		(a)(2)	Amended and Restated Principal Underwriting Agreement. Note 29

		(b)	Non-Affiliated Broker-Dealer Wholesaling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital, Inc. Note 3

		(c)	Selling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)	(a)	Form of Contract and Schedule Pages for the Flexible Premium Individual Deferred Variable Annuity. Note 5

		(b)	Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

		(c)	Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(d)	Bonus Endorsement and Schedule Pages. Note 5

		(e)	Spousal Beneficiary Continuation Endorsement. Note 5

		(f)	Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 6

	(5)	(a)	Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5

		(b)	Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity (Investor Series). Note 6

	(6)	(a)(i)	Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company. Note 1

		(a)(ii)	Certificate of Amendment of the Charter of ML Life Insurance Company of New York. Note 1

		(a)(iii)	Certificate of Amendment of the Charter of Transamerica Advisors Life Insurance Company of New York. Note 25

		(b)	By-Laws of ML Life Insurance Company of New York. Note 1

		(b)(1)	By-Laws of Transamerica Advisors Life Insurance Company of New York. Note 25

	(7)		Reinsurance Agreements.

		(a)	GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. Note 23

		(a)(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 23

		(b)	GMIB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendments No.1 and 2. Note 23.

		(b)(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 23.

	(8)	(a)	Amended General Agency Agreement. Note 7

		(b)	Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life Agency, Inc. Note 1

		(c)	Management Agreement Between ML Life Insurance Company of New York and Merrill Lynch Asset Management, Inc. Note 1

(d)	Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. Note 1

(e)	Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. Note 1

(f)	Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company. Note 1

(g)	Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency, Inc. Note 1

(h)	Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 8

(i)	Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company. Note 7

(j)	Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York. Note 1

(k)	Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and ML Life Insurance Company of New York. Note 9

(l)	Amendment to the Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and ML Life Insurance Company of New York. Note 8

(l)(1)	Amendment to Participation Agreement (AIM). Note 26

(m)	Form of Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Note 1

(n)	Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Note 10

(o)	Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York. Note 10

(p)	Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York. Note 8

(p)(1)	Amendment to Agreements (Black Rock Confidential Information). Note 28

(q)	Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith Incorporated and ML Life Insurance Company of New York. Note 10

(r)	Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Note 10

(s)	Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Dated June 5, 1998. Note 11

(t)	Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Dated July 22, 1999. Note 11

(u)	Form of Participation Agreement Between American Century Investment Services, Inc. and ML Life Insurance Company of New York. Note 12

(u)(1)	Amendment to Agreements (American Century Confidential Information). Note 28

(v)	Form of Participation Agreement Between Davis Variable Account Fund, Inc. and ML Life Insurance Company of New York. Note 8

(v)(1)	Amendment to Agreements (Davis Confidential Information). Note 28

(w)	Form of Participation Agreement Between ML Life Insurance Company of New York and PIMCO Variable Insurance Trust. Note 8

(x)	Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and ML Life Insurance Company of New York. Note 13

(x)(1)	Participation Agreement (Federated). Note 27

(x)(2)	Amendment No. 1 to Participation Agreement (Federated). Note 29

(x)(3)	Amendment No. 2 to Participation Agreement (Federated). Note 29

(x)(4)	Amendment of Agreements (Federated Confidential Information). Note 28

(y)	Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and ML Life Insurance Company of New York. Note 13

(y)(1)	Amendment to Agreements (PIMCO Confidential Information). Note 28

(z)	Form of Participation Agreement Between Van Kampen Life Investment Trust and ML Life Insurance Company of New York. Note 8

(aa)	Form of Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Accounts Funds, and ML Life Insurance Company of New York. Note 14

(aa)(1)	Amendment to Agreements (Oppenheimer Confidential Information). Note 29

(bb)	Form of Participation Agreement between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 15

(cc)	Form of Participation Agreement between American Funds Insurance Series, Capital Research and Management Company, and ML Life Insurance Company of New York. Note 14

(cc)(2)	Amendment to Agreements (American Funds Confidential Information). Note 29

(dd)	Form of Participation Agreement between Cohen & Steers VIF Realty Fund, Inc., Cohen & Steers Securities, LLC, and ML Life Insurance Company of New York. Note 14

(ee)	Form of Participation Agreement between Dreyfus Variable Investment Fund, The Dreyfus Corporation, and ML Life Insurance Company of New York. Note 14

(ff)	Form of Participation Agreement between Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 14

(ff)(1)	Amendment to Agreements (Eaion Vance Confidential Information). Note 29

(gg)	Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, and ML Life Insurance Company of New York. Note 14

(gg)(1)	Amendment to Participation Agreement (Franklin Templeton). Note 26

(gg)(2)	Amendment to Participation Agreement (Franklin Templeton). Note 29

(hh)	Form of Participation Agreement between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 14

(ii)	Form of Participation Agreement between Wanger Advisors Trust, Columbia Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 14

(jj)	Form of Amendment to Participation Agreement by and among Pioneer Variable Contracts Trust, ML Life Insurance Company of New York, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. Note 16

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and ML Life Insurance Company of New York. Note 17

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and ML Life Insurance Company of New York. Note 17

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and ML Life Insurance Company of New York. Note 18

(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 19

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 18

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and ML Life Insurance Company of New York. Note 17

(qq)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and ML Life Insurance Company of New York. Note 18

(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 18

(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and ML Life Insurance Company of New York. Note 17

(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 18

(uu)	Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and ML Life Insurance Company of New York. Note 18

(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 18

(ww)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York. Note 17

(xx)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and ML Life Insurance Company of New York. Note 18

	(yy)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 17

	(zz)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Distributors, Inc. and ML Life Insurance Company of New York. Note 18

	(aaa)	Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and ML Life Insurance Company of New York. Note 17

	(aaa)(1)	Amendment of Agreements (Alliance Bernstein Confidential Information). Note 28

	(bbb)	Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and ML Life Insurance Company of New York. Note 17

	(ccc)	Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York. Note 17

	(ddd)	Form of Amendment to Participation Agreement by and among Wanger Advisors Trust, Columbia Management Distributors, Inc., Wanger Advisors Trust, and ML Life Insurance Company of New York. Note 18

	(eee)	Form of Participation Agreement by and among Janus Distributors LLC and ML Life Insurance Company of New York. Note 20

	(eee)(1)	Amendment No. 1 to Participation Agreement (Janus). Note 24

	(fff)	Form of Amendment to Participation Agreement by and among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 18

	(ggg)	Shareholder Service Agreement by and between American Funds Distributors and ML Life Insurance Company of New York. Note 2

	(hhh)	Service Agreement by and between Davis Distributors, LLC and ML Life Insurance Company of New York. Note 2

	(iii)	Assignment of Letter Agreement by and between Janus Capital Management LLC and ML Life Insurance Company of New York. Note 2

	(jjj)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and ML Life Insurance Company of New York. Note 2

	(kkk)	Services Agreement between Pacific Investment Management Company and ML Life Insurance Company of New York. Note 2

	(lll)	Services Agreement between PIMCO Variable Insurance Trust and ML Life Insurance Company of New York. Note 2

	(mmm)	Amendment No. 2 to the Participation Agreement by and among Pioneer Variable Contracts Trust, ML Life Insurance Company of New York, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. Note 2

	(mmm)(1)	Amendment to Agreements (Pioneer Confidential Information). Note 29

	(nnn)	Keep Well Agreement between AEGON USA and ML Life Insurance Company of New York. Note 3

	(ooo)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 21

	(ppp)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 22

	(qqq)	Participation Agreement (TST). Note 23

	(qqq)(1)	Amendment No. 2 to Participation Agreement (TST). Note 24

	(qqq)(2)	Amendment No, 3 to Participation Agreement (TST). Note 26

	(qqq)(3)	Summary Prospectus Amendment (TST). Note 27

	(qqq)(4)	Amendment to Participation Agreement (TST). Note 29

	(qqq)(5)	Amendment No. 4 to Participation Agreement (TST). Note 29

(9)		Opinion and Consent of Counsel Note 29

(10)		Consent of independent registered public accounting firm. Note 29

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney. Note 29

Note 1.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43654) dated December 9, 1996.

Note 2.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119611) dated April 25, 2008.

Note 3.	Incorporated by reference to Annual Report on Form 10-K of ML Life Insurance Company of New York (File No. 333-48983) dated March 27, 2008.

Note 4.	Incorporated by reference to Exhibit 10.2 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated January 4, 2008.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119611) dated March 8, 2005.

Note 6.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119611) dated December 9, 2005.

Note 7.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43654) dated April 28, 1994.

Note 8.	Incorporated by reference to Amendment No. 16 to Form N-4 Registration Statement (File No. 333-34894) dated April 17, 2000.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-43654) dated April 23, 1997.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43654) dated May 1, 1998.

Note 11.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-43654) dated May 1, 2000.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-43654) dated April 30, 2001.

Note 13.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-34894) dated April 23, 2004.

Note 14.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119611) dated April 25, 2005.

Note 15.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-98283) dated June 3, 2003.

Note 16.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-119611) dated April 21, 2006.

Note 17.	Incorporated by reference to Post-Effective Amendment No. 27 to the Form N-4 Registration Statement (File No. 33-43654) dated April 17, 2007.

Note 18.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119611) dated April 24, 2007.

Note 19.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-90430) dated April 17, 2007.

Note 20.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) dated April 24, 2007.

Note 21.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s current report on Form 8-K (File No. 33-34562) dated August 17, 2007.

Note 22.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated January 4, 2008.

Note 23.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119611) dated April 28, 2009.

Note 24.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-119611) dated April 23, 2010.

Note 25.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-119611) dated December 3, 2010.

Note 26.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-119611) dated April 28, 2011.

Note 27.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-119611) dated April 23, 2012.

Note 28.	Incorporate by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-43773) dated September 10, 2012.

Note 29.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company of New York)

Name and Business Address	Principal Positions and Offices with Depositor
Thomas A. Swank 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, President and Chairman of the Board

William Brown, Jr. Kensico Terrace LLC 14 Windward Avenue White Plains, NY 10605	Director

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Secretary, Managing Assistant General Counsel and Vice President

Marc Cahn Diversified Investment Advisors 24 Prime Park Way, MD 3-41 Natick, MA 01760	Director and Division General Counsel

Steven E. Frushtick Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110	Director

John T. Mallet 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Peter P. Post 3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504	Director

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Corporate Controller and Chief Financial Officer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B -Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.0457%) ; Monumental Life Insurance Company (13.9543%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable Housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable Housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Investment Advisors, Inc.	Delaware	100% Diversified Retirement Corporation	Investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.3%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investment XXXII, LLC (0.01%); non-affiliates of AEGON: New York Life Insurance Company (50.38%); New York Life Insurance Annuity Corporation (49.61%)	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Sole Member - Garnet Community Investments XXXVI, LLC	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Sole Member - Garnet Community Investments XXXIII, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Hadley Apartments, LLC	Massachusetts	Members: Garnet LIHTC Fund XV, LLC (99.99% investor member); Transamerica Affordable Housing, Inc. (non-owner manager); Main South Community Development Corporation , a non-affiliate of AEGON (.01% special member)	affordable housing

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable Housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Members: Investors Warranty of America, Inc. (99.9%); non-AEGON affiliate, Rooker/Commerce 962, LLC	Maintain property tax abatement

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda

Partners are: Transamerica Life

Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.

Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member-PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	To provide education and information regarding retirement and economic issues.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement Plan Services

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The number of Contracts in force as of February 28, 2013 was 325.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA QQ, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$366,756	0	0	0

(1)	Fiscal Year 2012

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company of New York at 4 Manhattanville Road, Purchase, NY 10577 or 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 19th day of April, 2013.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK Depositor

*
Thomas A. Swank
President, Chairman of the Board and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Thomas A. Swank	President, Chairman of the Board and Director	_________________, 2013

* William Brown, Jr.	Director	_________________, 2013

* John T. Mallett	Director and Vice President	_________________, 2013

* Steven E. Frushtick	Director	_________________, 2013

* Peter P. Post	Director	_________________, 2013

* Marc Cahn	Director and Division General Counsel	_________________, 2013

* Eric J. Martin	Vice President, Corporate Controller and Chief Financial Officer	_________________, 2013

/s/ Darin D. Smith Darin D. Smith	Director, Secretary, Managing Assistant General Counsel and Vice President	April 19 , 2013

*By:	Darin D. Smith—Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No. 333-119611

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
3(a)(2)	Amended and Restated Principal Underwriting Agreement
(8)(aa)(1)	Oppenheimer Confidential Information Amendment
8(cc)(2)	Federated Confidential Information Amendment
8(ff)(1)	Eaton Vance Confidential Information Amendment
8(gg)(2)	Templeton Confidential Information Amendment
8(mmm)(1)	Pioneer Confidential Information Amendment
8(qqq)(4)	Amendment to Participation Agreement (TST)
8(qqq)(5)	Amendment to Participation Agreement (TST)
8(x)(2)	Amendment to Participation Agreement (Federated)
8(x)(3)	Amendment to Participation Agreement (Federated)
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
13	Power of Attorney

*	Page numbers included only in manually executed original.